UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03599

Name of Fund:	The Royce Fund
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2011

Date of reporting period: 9/30/2011

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE PENNSYLVANIA MUTUAL FUND
SEPTEMBER 30, 2011 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 94.1%

Consumer Discretionary – 13.8%
Auto Components - 1.3%
Autoliv	17,730	$859,905
China XD Plastics [1]	64,000	288,640
China Zenix Auto International ADR [1,2]	348,400	1,811,680
Dorman Products [1]	639,273	21,147,151
Drew Industries	1,034,448	20,668,271
Gentex Corporation	333,900	8,030,295
SORL Auto Parts [1,2]	103,724	338,140
Strattec Security	150,000	3,597,000
Superior Industries International	443,600	6,853,620

		63,594,702

Automobiles - 0.5%
Thor Industries	614,250	13,605,637
Winnebago Industries [1,3]	1,504,450	10,410,794

		24,016,431

Distributors - 0.4%
LKQ Corporation [1]	40,500	978,480
Pool Corporation	282,200	7,387,996
Weyco Group [3]	590,500	13,168,150

		21,534,626

Diversified Consumer Services - 0.7%
ChinaCast Education [1]	370,658	1,367,728
Corinthian Colleges [1,2]	144,000	224,640
Lincoln Educational Services	81,600	660,144
Sotheby’s	762,900	21,033,153
Steiner Leisure [1]	20,600	839,862
Universal Technical Institute [1]	813,114	11,050,219

		35,175,746

Hotels, Restaurants & Leisure - 0.2%
Benihana Cl. A [1]	179,700	1,547,217
CEC Entertainment	140,600	4,002,882
International Speedway Cl. A	92,484	2,112,335

		7,662,434

Household Durables - 2.0%
Desarrolladora Homex ADR [1,2]	192,400	2,597,400
Ethan Allen Interiors [3]	1,623,910	22,101,415
Furniture Brands International [1]	1,029,400	2,120,564
Harman International Industries	369,500	10,560,310
La-Z-Boy [1]	907,300	6,723,093
Mohawk Industries [1]	434,900	18,661,559
Natuzzi ADR [1]	2,096,300	5,953,492
NVR [1]	44,851	27,089,107
Skyline Corporation	183,400	1,751,470
Stanley Furniture [1,2,3]	912,235	2,691,093
Universal Electronics [1]	105,300	1,725,867

		101,975,370

Internet & Catalog Retail - 0.0%
NutriSystem	65,100	788,361

Leisure Equipment & Products - 0.2%
Callaway Golf	250,000	1,292,500
Leapfrog Enterprises Cl. A [1]	408,800	1,377,656
Polaris Industries	129,000	6,446,130
Sturm, Ruger & Co.	35,400	919,692

		10,035,978

Media - 1.3%
DreamWorks Animation SKG Cl. A [1]	674,800	12,267,864
Global Sources [1]	70,405	476,642
Morningstar	634,800	35,828,112
Rentrak Corporation [1]	56,100	706,299
Scholastic Corporation	393,000	11,015,790
World Wrestling Entertainment Cl. A	776,637	6,919,836

		67,214,543

Multiline Retail - 0.0%
Tuesday Morning [1]	370,000	1,302,400

Specialty Retail - 5.4%
American Eagle Outfitters	2,063,000	24,178,360
America’s Car-Mart [1]	451,600	13,105,432
Ascena Retail Group [1]	1,333,452	36,096,546
Buckle (The)	737,058	28,347,251
CarMax [1]	495,000	11,805,750
Cato Corporation (The) Cl. A	1,400,802	31,602,093
Charming Shoppes [1]	4,782,300	12,433,980
GameStop Corporation Cl. A [1,2]	1,054,320	24,354,792
Guess?	737,807	21,020,121
Jos. A. Bank Clothiers [1,2]	687,301	32,048,846
Le Chateau Cl. A	831,900	3,016,719
Men’s Wearhouse (The)	154,467	4,028,499
Penske Automotive Group	389,200	6,227,200
Pier 1 Imports [1]	1,210,400	11,837,712
Shoe Carnival [1]	404,861	9,554,720
Stein Mart	230,285	1,439,281
Urban Outfitters [1]	200,000	4,464,000
Wet Seal (The) Cl. A [1]	262,000	1,173,760

		276,735,062

Textiles, Apparel & Luxury Goods - 1.8%
Barry (R.G.)	124,819	1,323,081
Carter’s [1]	153,300	4,681,782
Columbia Sportswear	340,961	15,820,591
Gildan Activewear	214,100	5,532,344
K-Swiss Cl. A [1]	654,450	2,781,413
Movado Group	50,000	609,000
Steven Madden [1]	670,941	20,195,324
True Religion Apparel [1]	396,600	10,692,336
Warnaco Group (The) [1]	229,900	10,596,091
Wolverine World Wide	528,401	17,569,333

		89,801,295

Total		699,836,948

Consumer Staples – 2.3%
Beverages - 0.0%
National Beverage	58,050	880,038

Food Products - 1.1%
Cal-Maine Foods	377,091	11,851,970
Darling International [1]	20,000	251,800
Hain Celestial Group [1]	50,900	1,554,995
Harbinger Group [1]	1,009,600	5,118,672
Industrias Bachoco ADR	53,886	1,210,819
J&J Snack Foods	195,122	9,375,612
Lancaster Colony	171,214	10,445,766
Sanderson Farms	355,600	16,891,000
Westway Group	368,500	1,566,125

		58,266,759

Personal Products - 1.2%
Inter Parfums	1,277,431	19,736,309
Nu Skin Enterprises Cl. A	797,900	32,330,908
Nutraceutical International [1,3]	568,169	7,261,200
Schiff Nutrition International Cl. A [1]	44,485	492,893

		59,821,310

Total		118,968,107

Energy – 7.2%
Energy Equipment & Services - 5.7%
Atwood Oceanics [1]	445,901	15,321,158
CARBO Ceramics	269,800	27,662,594
CE Franklin [1]	134,853	1,093,658
Ensco ADR	36,820	1,488,633
Ensign Energy Services	1,710,100	22,439,045
Exterran Holdings [1,2]	511,700	4,973,724
Helmerich & Payne	879,564	35,710,298
ION Geophysical [1]	816,700	3,862,991
Lufkin Industries	167,600	8,917,996
Matrix Service [1]	815,903	6,943,335
Oil States International [1]	543,513	27,675,682
Pason Systems	2,252,400	28,630,565
Patterson-UTI Energy	419,800	7,279,332
Rowan Companies [1,2]	180,500	5,449,295
RPC	853,650	13,931,568
SEACOR Holdings	214,200	17,180,982
ShawCor Cl. A	383,300	8,899,407
SinoTech Energy ADR [1,2,4]	373,700	440,966
Tidewater	70,000	2,943,500
Trican Well Service	1,202,300	17,049,506
Unit Corporation [1]	793,832	29,308,277
Willbros Group [1]	230,800	962,436

		288,164,948

Oil, Gas & Consumable Fuels - 1.5%
Cimarex Energy	316,908	17,651,776
Energen Corporation	515,721	21,087,832
Energy Partners [1]	27,094	299,930
Gastar Exploration [1]	175,000	525,000
SM Energy	429,100	26,024,915
Sprott Resource [1]	2,775,600	10,594,904
Uranerz Energy [1,2]	71,000	97,270
VAALCO Energy [1]	323,400	1,571,724

		77,853,351

Total		366,018,299

Financials – 12.7%
Capital Markets - 4.9%
Affiliated Managers Group [1]	264,265	20,625,883
AGF Management Cl. B	846,600	12,247,787
AllianceBernstein Holding L.P.	1,334,950	18,222,067
Artio Global Investors Cl. A	1,391,600	11,077,136
Cohen & Steers	949,970	27,311,637
Cowen Group Cl. A [1]	842,929	2,284,338
Diamond Hill Investment Group	54,500	3,781,755
Eaton Vance	170,500	3,797,035
Edelman Financial Group (The)	419,476	2,709,815
FBR & Co. [1,2]	115,000	273,700
Federated Investors Cl. B	2,095,455	36,733,326
GAMCO Investors Cl. A	145,200	5,719,428
GFI Group	580,000	2,331,600
INTL FCStone [1,2]	75,117	1,559,429
Jefferies Group	985,200	12,226,332
Knight Capital Group Cl. A [1]	392,148	4,768,520
Lazard Cl. A	844,900	17,827,390
MVC Capital	223,600	2,341,092
Raymond James Financial	50,000	1,298,000
SEI Investments	1,859,400	28,597,572
Sprott	373,900	2,319,258
Waddell & Reed Financial Cl. A	862,027	21,559,295
Westwood Holdings Group	282,738	9,768,598

		249,380,993

Commercial Banks - 0.1%
City Holding Company	226,442	6,111,669
Orrstown Financial Services	51,500	661,775
US Bancorp	20	471

		6,773,915

Consumer Finance - 0.1%
World Acceptance [1,2]	50,000	2,797,500

Diversified Financial Services - 0.8%
Interactive Brokers Group Cl. A	788,600	10,985,198
Leucadia National	300,000	6,804,000
MSCI Cl. A [1]	229,500	6,960,735
NASDAQ OMX Group (The) [1]	419,200	9,700,288
PICO Holdings [1]	437,400	8,971,074

		43,421,295

Insurance - 6.4%
Alleghany Corporation [1]	116,238	33,534,663
Allied World Assurance Company Holdings	496,706	26,678,079
Alterra Capital Holdings	771,544	14,636,190
Amerisafe [1]	376,928	6,939,245
Arch Capital Group [1]	88,132	2,879,713
Aspen Insurance Holdings	550,112	12,674,581
Baldwin & Lyons Cl. B	306,000	6,539,220
Brown & Brown	1,186,584	21,121,195
E-L Financial	37,400	14,323,997
Endurance Specialty Holdings	298,948	10,209,074
Enstar Group [1]	158,300	15,074,909
Erie Indemnity Cl. A	463,180	32,969,152
Fidelity National Financial Cl. A	545,000	8,273,100
Gallagher (Arthur J.) & Co.	718,900	18,907,070
Greenlight Capital Re Cl. A [1]	258,500	5,361,290
HCC Insurance Holdings	203,407	5,502,159
Markel Corporation [1]	3,000	1,071,390
Meadowbrook Insurance Group	1,175,486	10,473,580
Montpelier Re Holdings	518,008	9,158,382
ProAssurance Corporation	276,154	19,888,611
Reinsurance Group of America	535,313	24,597,632
RLI	65,231	4,147,387
StanCorp Financial Group	345,100	9,514,407
Stewart Information Services	116,600	1,030,744
Validus Holdings	306,000	7,625,520

		323,131,290

Real Estate Management & Development - 0.4%
Forestar Group [1]	50,000	545,500
IFM Investments ADR [1,2]	342,628	394,022
Jones Lang LaSalle	313,300	16,232,073
Tejon Ranch [1]	111,624	2,664,465

		19,836,060

Thrifts & Mortgage Finance - 0.0%
BofI Holding [1,2]	105,000	1,413,300

Total		646,754,353

Health Care – 8.0%
Biotechnology - 0.3%
Emergent Biosolutions [1]	499,955	7,714,305
Lexicon Pharmaceuticals [1]	1,522,400	1,400,456
Myriad Genetics [1]	37,000	693,380
Regeneron Pharmaceuticals [1,2]	100,000	5,820,000
3SBio ADR [1]	62,900	750,397

		16,378,538

Health Care Equipment & Supplies - 1.7%
C.R. Bard	4,420	386,927
CryoLife [1]	124,427	558,677
IDEXX Laboratories [1]	499,599	34,457,343
Kensey Nash [1]	66,422	1,627,339
Medical Action Industries [1]	304,262	1,536,523
Merit Medical Systems [1]	534,586	7,024,460
STERIS Corporation	577,600	16,906,352
SurModics [1]	346,900	3,156,790
Teleflex	60,000	3,226,200
Thoratec Corporation [1]	366,600	11,965,824
Young Innovations	111,350	3,173,475

		84,019,910

Health Care Providers & Services - 2.9%
Almost Family [1,2]	457,874	7,614,445
Chemed Corporation	227,142	12,483,724
Cross Country Healthcare [1]	240,700	1,006,126
HealthSouth Corporation [1]	915,000	13,660,950
Hooper Holmes [1]	2,392,970	1,579,360
Landauer	199,700	9,893,138
LHC Group [1]	500,373	8,536,364
Lincare Holdings	498,750	11,221,875
Magellan Health Services [1]	332,166	16,043,618
MEDNAX [1]	396,902	24,861,941
Owens & Minor	654,000	18,625,920
Patterson Companies	84,135	2,408,785
Schein (Henry) [1]	11,100	688,311
U.S. Physical Therapy [3]	883,675	16,365,661
VCA Antech [1]	142,083	2,270,486

		147,260,704

Health Care Technology - 0.1%
Transcend Services [1]	254,536	5,737,242

Life Sciences Tools & Services - 2.1%
Covance [1]	340,000	15,453,000
Furiex Pharmaceuticals [1]	43,625	620,784
ICON ADR [1]	683,051	10,983,460
Mettler-Toledo International [1]	206,200	28,859,752
PAREXEL International [1]	270,000	5,111,100
PerkinElmer	1,041,520	20,007,599
Pharmaceutical Product Development	614,900	15,778,334
Techne Corporation	174,300	11,854,143

		108,668,172

Pharmaceuticals - 0.9%
Endo Pharmaceuticals Holdings [1]	614,500	17,199,855
Hi-Tech Pharmacal [1]	530,400	17,821,440
Obagi Medical Products [1,3]	1,073,977	9,740,971

		44,762,266

Total		406,826,832

Industrials – 23.2%
Aerospace & Defense - 1.8%
American Science & Engineering	112,165	6,847,673
Ceradyne [1]	75,000	2,016,750
Cubic Corporation	356,447	13,926,384
Curtiss-Wright	255,620	7,369,525
HEICO Corporation	780,343	38,424,089
HEICO Corporation Cl. A	121,562	4,091,777
Teledyne Technologies [1]	391,094	19,108,853

		91,785,051

Air Freight & Logistics - 0.8%
Forward Air	769,900	19,593,955
Hub Group Cl. A [1]	25,000	706,750
Pacer International [1]	792,040	2,970,150
UTi Worldwide	1,150,900	15,007,736

		38,278,591

Airlines - 0.0%
Spirit Airlines [1,2]	63,800	797,500

Building Products - 1.8%
AAON	1,150,650	18,122,738
American Woodmark	645,774	7,820,323
Apogee Enterprises	225,969	1,941,074
Armstrong World Industries	379,300	13,063,092
Gibraltar Industries [1]	615,120	4,994,774
Insteel Industries	233,708	2,353,440
NCI Building Systems [1]	78,940	596,786
Owens Corning [1]	850,700	18,443,176
Quanex Building Products	30,000	328,500
Simpson Manufacturing	984,600	24,546,078
WaterFurnace Renewable Energy	90,900	1,606,516

		93,816,497

Commercial Services & Supplies - 2.8%
Brink’s Company (The)	1,277,085	29,768,851
Cintas Corporation	678,300	19,087,362
Copart [1]	688,477	26,933,220
Healthcare Services Group	652,275	10,527,719
Mine Safety Appliances	332,100	8,953,416
Ritchie Bros. Auctioneers	1,587,300	32,047,587
Steelcase Cl. A	100,000	631,000
Team [1]	390,056	8,183,375
Viad Corporation	203,666	3,458,249

		139,590,779

Construction & Engineering - 1.3%
Baker (Michael) [1]	148,300	2,836,979
Chicago Bridge & Iron	23,000	658,490
Comfort Systems USA	619,484	5,154,107
EMCOR Group [1]	1,151,640	23,412,841
Integrated Electrical Services [1,2]	701,156	1,451,393
Jacobs Engineering Group [1]	20,500	661,945
KBR	1,030,300	24,345,989
Layne Christensen [1]	50,000	1,155,000
Pike Electric [1]	248,217	1,680,429
Quanta Services [1]	113,000	2,123,270
Sterling Construction [1]	274,671	3,068,075

		66,548,518

Electrical Equipment - 2.2%
AZZ	444,144	17,219,463
Brady Corporation Cl. A	481,900	12,736,617
Encore Wire	376,579	7,749,996
Franklin Electric	636,500	23,092,220
Fushi Copperweld [1]	250,604	1,240,490
GrafTech International [1]	1,751,606	22,245,396
Hubbell Cl. B	26,400	1,307,856
Jinpan International	239,113	1,898,557
Powell Industries [1]	367,700	11,387,669
Preformed Line Products [3]	291,088	13,331,830
Regal-Beloit	38,500	1,747,130
Thomas & Betts [1]	1,950	77,825

		114,035,049

Industrial Conglomerates - 0.4%
Raven Industries	407,135	19,623,907

Machinery - 6.6%
Briggs & Stratton	252,600	3,412,626
Cascade Corporation	254,408	8,494,683
Chart Industries [1]	19,500	822,315
CLARCOR	625,400	25,879,052
Columbus McKinnon [1]	308,050	3,376,228
Crane Company	37,500	1,338,375
Donaldson Company	433,500	23,755,800
Flowserve Corporation	5,000	370,000
Force Protection [1]	393,100	1,513,435
Foster (L.B.) Company Cl. A	94,298	2,096,244
FreightCar America [1]	47,500	684,475
Gardner Denver	102,200	6,494,810
Gorman-Rupp Company	49,733	1,227,908
Graco	605,449	20,670,029
Graham Corporation	118,948	1,979,295
Hurco Companies [1]	39,352	798,846
IDEX Corporation	343,500	10,703,460
Industrea	1,369,200	1,580,777
Kaydon Corporation	148,400	4,256,112
Kennametal	924,571	30,270,455
Lincoln Electric Holdings	881,380	25,568,834
Lindsay Corporation	10,300	554,140
Nordson Corporation	944,064	37,517,103
RBC Bearings [1]	397,400	13,507,626
Robbins & Myers	240,486	8,347,269
Sun Hydraulics	534,000	10,882,920
Tennant Company	719,300	25,441,641
Valmont Industries	322,500	25,135,650
WABCO Holdings [1]	494,200	18,710,412
Wabtec Corporation	414,300	21,904,041

		337,294,561

Marine - 0.2%
Kirby Corporation [1]	223,700	11,775,568

Professional Services - 3.1%
Advisory Board (The) [1]	673,379	43,453,147
Barrett Business Services	146,200	2,038,028
Corporate Executive Board	619,700	18,467,060
CRA International [1,3]	592,143	11,848,781
Equifax	24,956	767,147
Exponent [1]	323,893	13,386,498
FTI Consulting [1,2]	186,600	6,868,746
GP Strategies [1]	183,615	1,834,314
Korn/Ferry International [1]	50,000	609,500
ManpowerGroup	494,300	16,618,366
On Assignment [1]	85,000	600,950
Robert Half International	785,400	16,666,188
Towers Watson & Company Cl. A	358,000	21,401,240
TrueBlue [1]	273,200	3,095,356

		157,655,321

Road & Rail - 1.1%
Arkansas Best	970,435	15,672,525
Landstar System	629,000	24,883,240
Patriot Transportation Holding [1]	254,400	5,141,424
Universal Truckload Services	698,243	9,077,159

		54,774,348

Trading Companies & Distributors - 1.1%
Air Lease Cl. A [1,2]	127,900	2,455,680
Applied Industrial Technologies	941,843	25,580,456
Houston Wire & Cable	22,700	260,823
MSC Industrial Direct Cl. A	494,500	27,919,470
Watsco	6,720	343,392

		56,559,821

Total		1,182,535,511

Information Technology – 17.8%
Communications Equipment - 1.2%
ADTRAN	888,215	23,502,169
Black Box	317,502	6,778,668
Cogo Group [1,2]	262,341	558,786
Digi International [1]	388,644	4,275,084
Harmonic [1]	150,000	639,000
NETGEAR [1]	622,141	16,107,231
Plantronics	274,521	7,810,122

		59,671,060

Computers & Peripherals - 1.0%
ADPT Corporation [1,5]	410,000	1,090,600
Diebold	651,000	17,909,010
Lexmark International Cl. A [1]	349,000	9,433,470
Logitech International [1,2]	607,100	4,741,451
Rimage Corporation	265,852	3,363,028
STEC [1,2]	38,000	385,320
Stratasys [1]	209,335	3,881,071
Super Micro Computer [1]	893,610	11,196,933

		52,000,883

Electronic Equipment, Instruments & Components - 6.3%
Anixter International	44,020	2,088,309
Arrow Electronics [1]	301,800	8,384,004
Avnet [1]	42,340	1,104,227
AVX Corporation	1,619,521	19,223,714
Benchmark Electronics [1]	900,000	11,709,000
Celestica [1]	263,000	1,906,750
Cognex Corporation	888,835	24,096,317
Coherent [1]	771,900	33,160,824
DDi Corporation	776,254	5,620,079
Dolby Laboratories Cl. A [1,2]	941,750	25,841,620
DTS [1]	40,000	993,200
Electro Rent	77,074	1,064,392
Fabrinet [1]	623,677	11,662,760
FARO Technologies [1]	12,100	381,755
FLIR Systems	806,400	20,200,320
Hollysys Automation Technologies [1]	309,155	1,805,465
IPG Photonics [1]	25,000	1,086,000
Littelfuse	316,973	12,745,484
Mercury Computer Systems [1]	89,800	1,032,700
Molex	10,433	212,520
MTS Systems	148,774	4,558,435
Multi-Fineline Electronix [1]	660,652	13,173,401
Nam Tai Electronics	311,397	1,528,959
National Instruments	1,388,700	31,745,682
Newport Corporation [1]	393,222	4,250,730
Park Electrochemical	82,200	1,756,614
Plexus Corporation [1]	788,200	17,829,084
Pulse Electronics [3]	2,095,739	5,993,814
Rofin-Sinar Technologies [1,3]	1,434,270	27,537,984
Rogers Corporation [1]	20,000	782,600
Tech Data [1]	473,391	20,464,693
TTM Technologies [1]	300,000	2,853,000
Vishay Precision Group [1,2]	62,958	829,787

		317,624,223

Internet Software & Services - 0.1%
Active Network [1,2]	128,500	1,895,375
ValueClick [1]	256,680	3,993,941

		5,889,316

IT Services - 3.4%
Camelot Information Systems ADS [1,2]	201,500	540,020
Convergys Corporation [1]	86,000	806,680
Fiserv [1]	20,300	1,030,631
Forrester Research	298,200	9,694,482
Gartner [1]	704,000	24,548,480
ManTech International Cl. A	929,550	29,169,279
MAXIMUS	779,008	27,187,379
MoneyGram International [1]	3,288,312	7,661,767
NCI Cl. A [1]	624,985	7,456,071
Sapient Corporation	1,880,000	19,063,200
Syntel	358,200	15,470,658
Teradata Corporation [1]	100,000	5,353,000
Total System Services	1,276,800	21,616,224
Yucheng Technologies [1,2]	310,663	882,283

		170,480,154

Office Electronics - 0.0%
Zebra Technologies Cl. A [1]	67,625	2,092,317

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Energy Industries [1]	154,400	1,330,928
Aixtron ADR [2]	266,400	3,868,128
Alpha & Omega Semiconductor [1,2]	117,600	965,496
Amtech Systems [1,2]	64,800	518,400
Analog Devices	47,200	1,475,000
Cabot Microelectronics [1]	265,376	9,126,281
Cirrus Logic [1]	1,501,900	22,138,006
Cymer [1]	300,934	11,188,726
Diodes [1]	1,233,700	22,107,904
Exar Corporation [1]	898,141	5,128,385
Fairchild Semiconductor International [1]	1,205,300	13,017,240
Himax Technologies ADR	245,832	272,874
Integrated Silicon Solution [1]	812,410	6,344,922
International Rectifier [1]	916,300	17,061,506
IXYS Corporation [1]	345,805	3,762,358
MEMC Electronic Materials [1]	200,000	1,048,000
Micrel	1,080,800	10,235,176
MKS Instruments	895,386	19,438,830
OmniVision Technologies [1]	301,700	4,235,868
RDA Microelectronics ADR [1,2]	186,943	1,579,668
Rudolph Technologies [1]	176,100	1,178,109
Supertex [1]	334,000	5,778,200
Teradyne [1]	1,589,646	17,502,002
Ultra Clean Holdings [1]	819,040	3,513,682
Veeco Instruments [1,2]	91,000	2,220,400

		185,036,089

Software - 2.2%
ACI Worldwide [1,2]	427,600	11,776,104
Actuate Corporation [1]	461,100	2,545,272
American Software Cl. A	177,500	1,286,875
ANSYS [1]	603,400	29,590,736
Blackbaud	689,291	15,350,511
FactSet Research Systems	160,900	14,315,273
Fair Isaac	506,900	11,065,627
Manhattan Associates [1]	440,000	14,555,200
NetScout Systems [1]	169,400	1,934,548
Pervasive Software [1,3]	1,461,500	8,769,000

		111,189,146

Total		903,983,188

Materials – 7.0%
Chemicals - 1.3%
Airgas	11,000	702,020
Balchem Corporation	225,000	8,394,750
Cabot Corporation	425,000	10,531,500
Hawkins	29,617	943,005
Innospec [1]	610,607	14,782,795
Intrepid Potash [1]	413,206	10,276,433
KMG Chemicals	241,089	2,970,217
Neo Material Technologies [1]	65,000	395,744
Olin Corporation	34,800	626,748
OM Group [1]	52,900	1,373,813
Schulman (A.)	23,000	390,770
Sensient Technologies	50,000	1,627,500
Sigma-Aldrich Corporation	450	27,806
Westlake Chemical	408,300	13,996,524

		67,039,625

Construction Materials - 0.1%
Ash Grove Cement [5]	50,018	7,052,538

Containers & Packaging - 0.8%
AptarGroup	221,700	9,903,339
Greif Cl. A	552,088	23,679,054
UFP Technologies [1]	324,361	4,674,042

		38,256,435

Metals & Mining - 4.8%
Agnico-Eagle Mines	329,000	19,582,080
Allegheny Technologies	284,700	10,531,053
Carpenter Technology	117,500	5,274,575
Castle (A.M.) & Co. [1]	98,900	1,081,966
Centamin Egypt [1]	400,000	606,928
Cliffs Natural Resources	44,200	2,261,714
Commercial Metals	238,700	2,270,037
Compass Minerals International	198,526	13,257,566
Eldorado Gold	1,511,500	25,907,110
Franco-Nevada Corporation	300,000	10,821,000
Fresnillo	32,000	787,421
Globe Specialty Metals	46,700	678,084
Haynes International	158,500	6,886,825
Hecla Mining [1]	2,044,100	10,956,376
Hochschild Mining	338,800	2,150,341
Horsehead Holding Corporation [1]	176,800	1,311,856
Ivanhoe Mines [1,2]	823,200	11,277,840
Major Drilling Group International	483,700	4,772,839
Major Drilling Group International (Sub. Receipts) [1,4]	4,000	39,469
Metals USA Holdings [1]	25,000	223,750
Olympic Steel	129,000	2,185,260
Pan American Silver	586,100	15,689,897
Randgold Resources ADR	106,700	10,320,024
Reliance Steel & Aluminum	801,900	27,272,619
Schnitzer Steel Industries Cl. A	339,710	12,501,328
Seabridge Gold [1]	349,500	7,856,760
Silver Standard Resources [1]	689,000	12,643,150
Sims Metal Management ADR	1,273,547	15,078,797
Steel Dynamics	383,521	3,804,528
Universal Stainless & Alloy Products [1]	98,666	2,508,090
Worthington Industries	80,000	1,117,600

		241,656,883

Total		354,005,481

Telecommunication Services – 0.1%
Diversified Telecommunication Services - 0.1%
Premiere Global Services [1]	516,500	3,315,930

Total		3,315,930

Utilities – 0.0%
Gas Utilities - 0.0%
UGI Corporation	30,100	790,727

Independent Power Producers & Energy Traders - 0.0%
GenOn Energy [1]	100,000	278,000

Total		1,068,727

Miscellaneous [6] – 2.0%
Total		102,601,331

TOTAL COMMON STOCKS
(Cost $4,584,813,554)		4,785,914,707

	PRINCIPAL
	AMOUNT
CORPORATE BOND – 0.0%
GAMCO Investors (Debentures) 0.00%
due 12/31/15
(Cost $464,640)	$464,600	315,603

REPURCHASE AGREEMENT – 6.4%
Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $325,797,272 (collateralized
by obligations of various U.S. Government
Agencies, 0.23%-0.40% due 8/15/12-8/17/12, valued
at $333,942,106)
(Cost $325,797,000)		325,797,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.1%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0105%)
(Cost $56,319,532)		56,319,532

TOTAL INVESTMENTS – 101.6%
(Cost $4,967,394,726)		5,168,346,842

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.6)%		(83,004,475)

NET ASSETS – 100.0%		$5,085,342,367

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.3%

Consumer Discretionary – 13.5%
Auto Components - 1.6%
Drew Industries	503,800	$10,065,924
Fuel Systems Solutions [1,2]	199,800	3,838,158
Motorcar Parts of America [1]	549,450	4,521,974

		18,426,056

Diversified Consumer Services - 1.3%
ChinaCast Education [1]	1,175,551	4,337,783
Lincoln Educational Services [3]	1,277,827	10,337,621

		14,675,404

Hotels, Restaurants & Leisure - 0.4%
McCormick & Schmick’s Seafood Restaurants [1]	356,099	2,464,205
Multimedia Games Holding Company [1]	516,701	2,087,472

		4,551,677

Household Durables - 1.2%
AS Creation Tapeten	67,000	2,260,429
Cavco Industries [1]	314,778	10,840,955

		13,101,384

Internet & Catalog Retail - 0.9%
GS Home Shopping	50,000	4,450,843
Manutan International	74,797	4,215,260
Vitacost.com [1]	379,400	1,805,944

		10,472,047

Leisure Equipment & Products - 0.8%
Arctic Cat [1]	400,727	5,806,534
Piscines Desjoyaux	437,000	2,849,922

		8,656,456

Media - 0.3%
Rentrak Corporation [1]	161,170	2,029,130
Saraiva SA Livreiros Editores	55,000	737,721

		2,766,851

Specialty Retail - 5.0%
Buckle (The)	161,275	6,202,636
Cato Corporation (The) Cl. A	243,250	5,487,720
hhgregg [1,2]	368,976	3,597,516
Jos. A. Bank Clothiers [1]	178,080	8,303,870
Kirkland’s [1,3]	1,095,560	10,046,285
Lewis Group	420,000	3,629,375
Luk Fook Holdings (International)	1,060,700	3,036,031
Lumber Liquidators Holdings [1,2]	134,600	2,032,460
Shoe Carnival [1]	252,563	5,960,487
Stein Mart	1,306,550	8,165,938

		56,462,318

Textiles, Apparel & Luxury Goods - 2.0%
LaCrosse Footwear [3]	532,669	6,908,717
Perry Ellis International [1]	440,799	8,287,021
True Religion Apparel [1]	191,300	5,157,448
Van De Velde	58,548	2,638,205

		22,991,391

Total		152,103,584

Consumer Staples – 3.4%
Food Products - 2.1%
Asian Citrus Holdings	7,400,000	3,426,492
Binggrae	90,000	3,577,286
BioExx Specialty Proteins [1]	1,209,800	415,620
Legumex Walker [1,3]	680,300	4,791,120
Sipef	72,248	5,591,550
Super Group	5,357,000	6,385,152

		24,187,220

Household Products - 0.0%
Jyothy Laboratories	126,494	398,165

Personal Products - 1.3%
Nutraceutical International [1]	265,100	3,387,978
USANA Health Sciences [1,2]	398,800	10,967,000

		14,354,978

Total		38,940,363

Energy – 7.7%
Energy Equipment & Services - 6.3%
Cal Dive International [1]	575,527	1,099,257
Canadian Energy Services & Technology	1,173,600	11,759,519
Dawson Geophysical [1]	250,433	5,905,210
GASFRAC Energy Services [1]	495,000	3,542,800
Geodrill [1]	1,240,900	2,190,729
Gulf Island Fabrication	339,344	7,017,634
Lamprell	2,313,756	9,247,815
OYO Geospace [1]	108,825	6,125,759
Tesco Corporation [1]	542,600	6,294,160
TGC Industries [1,3]	1,105,667	4,864,935
Total Energy Services	933,200	10,766,664
Union Drilling [1]	430,205	2,021,964

		70,836,446

Oil, Gas & Consumable Fuels - 1.4%
Gran Tierra Energy [1]	916,700	4,372,659
Sprott Resource [1]	2,039,700	7,785,857
Triangle Petroleum [1]	881,837	3,165,795
Uranium Resources [1,2]	1,146,479	781,325

		16,105,636

Total		86,942,082

Financials – 7.0%
Capital Markets - 2.9%
CapMan Cl. B	1,595,000	2,258,796
Citadel Capital (Rights) [1,4]	507,840	0
Edelman Financial Group (The)	780,000	5,038,800
FBR & Co. [1]	1,339,485	3,187,974
Gluskin Sheff + Associates	404,000	6,403,703
GMP Capital	403,800	2,801,437
INTL FCStone [1]	435,966	9,050,654
U.S. Global Investors Cl. A	166,000	1,125,480
Westwood Holdings Group	92,772	3,205,273

		33,072,117

Commercial Banks - 0.7%
Bancorp (The) [1]	373,567	2,674,740
BCB Holdings [1]	2,760,860	2,260,275
Pacific Continental	356,897	2,530,400

		7,465,415

Diversified Financial Services - 0.2%
Hellenic Exchanges	675,000	2,638,015

Insurance - 1.9%
American Safety Insurance Holdings [1]	291,300	5,359,920
eHealth [1,2]	830,657	11,346,775
Navigators Group [1]	75,900	3,278,880
United Fire & Casualty	100,000	1,769,000

		21,754,575

Real Estate Management & Development - 1.3%
Kennedy-Wilson Holdings	1,080,423	11,452,484
Syswin ADR [1]	1,199,220	2,506,370

		13,958,854

Total		78,888,976

Health Care – 10.5%
Biotechnology - 0.7%
Dyax Corporation [1]	1,586,884	1,999,474
Lexicon Pharmaceuticals [1]	2,567,791	2,362,111
Sinovac Biotech [1]	531,600	1,185,468
Zogenix [1,2]	1,344,600	2,460,618

		8,007,671

Health Care Equipment & Supplies - 4.9%
Anika Therapeutics [1]	350,822	1,929,521
Cerus Corporation [1,2]	1,314,054	2,785,795
CryoLife [1]	563,595	2,530,542
Cynosure Cl.A [1]	447,000	4,510,230
Exactech [1]	455,309	6,410,751
Kensey Nash [1]	276,452	6,773,074
Merit Medical Systems [1]	386,765	5,082,092
Neogen Corporation [1]	82,385	2,860,407
Solta Medical [1]	1,108,077	1,385,096
STRATEC Biomedical	61,700	2,413,069
SurModics [1]	497,154	4,524,101
Syneron Medical [1]	927,674	9,193,249
Young Innovations	167,194	4,765,029

		55,162,956

Health Care Providers & Services - 1.5%
CorVel Corporation [1]	129,657	5,510,422
PDI [1,3]	1,015,694	6,805,150
U.S. Physical Therapy	251,840	4,664,077

		16,979,649

Health Care Technology - 0.7%
Transcend Services [1]	345,530	7,788,246

Life Sciences Tools & Services - 1.5%
BG Medicine [1,2]	334,350	1,186,943
BioClinica [1]	569,400	2,784,366
EPS	4,000	9,095,373
Furiex Pharmaceuticals [1]	277,380	3,947,117

		17,013,799

Pharmaceuticals - 1.2%
Bukwang Pharmaceutical	209,000	2,683,286
Daewoong Pharmaceutical	60,000	1,611,931
Unichem Laboratories	619,700	1,714,737
Vetoquinol	239,000	7,033,718

		13,043,672

Total		117,995,993

Industrials – 18.9%
Aerospace & Defense - 0.3%
Ducommun	262,427	3,931,156

Building Products - 1.2%
AAON	438,427	6,905,225
Sung Kwang Bend	172,600	2,171,024
WaterFurnace Renewable Energy	239,100	4,225,720

		13,301,969

Commercial Services & Supplies - 1.4%
Courier Corporation	259,632	1,697,993
Ennis	486,251	6,350,438
Heritage-Crystal Clean [1]	100,704	1,828,785
Viad Corporation	374,900	6,365,802

		16,243,018

Construction & Engineering - 1.6%
Layne Christensen [1]	235,828	5,447,627
Raubex Group	1,571,000	2,546,340
Severfield-Rowen	980,000	2,275,917
Sterling Construction [1]	665,011	7,428,173

		17,698,057

Electrical Equipment - 3.0%
Fushi Copperweld [1]	1,074,081	5,316,701
Global Power Equipment Group [1]	531,012	12,356,649
Graphite India	3,314,300	4,926,023
LSI Industries	971,936	6,055,161
Voltamp Transformers [3]	524,000	5,357,107

		34,011,641

Machinery - 5.8%
Burckhardt Compression Holding	30,000	5,925,794
Foster (L.B.) Company Cl. A	240,426	5,344,670
FreightCar America [1]	396,509	5,713,695
Gorman-Rupp Company	95,596	2,360,265
Graham Corporation [3]	686,449	11,422,511
Kadant [1]	312,727	5,554,031
Key Technology [1,3]	446,814	5,187,511
Pfeiffer Vacuum Technology	68,000	5,922,913
RBC Bearings [1]	212,821	7,233,786
Semperit AG Holding	268,100	10,654,948

		65,320,124

Marine - 0.6%
Baltic Trading	488,382	2,270,976
Euroseas	1,511,643	4,776,792

		7,047,768

Professional Services - 2.8%
CRA International [1]	366,283	7,329,323
eClerx Services	170,000	2,484,535
Exponent [1]	239,608	9,902,999
GP Strategies [1,3]	1,204,140	12,029,358

		31,746,215

Road & Rail - 1.9%
Marten Transport	723,619	12,475,192
Patriot Transportation Holding [1]	415,869	8,404,712

		20,879,904

Trading Companies & Distributors - 0.3%
Houston Wire & Cable	277,200	3,185,028

Total		213,364,880

Information Technology – 14.3%
Communications Equipment - 2.7%
Anaren [1]	743,436	14,236,799
BigBand Networks [1]	1,472,075	1,884,256
Digi International [1]	621,300	6,834,300
KVH Industries [1]	556,300	4,400,333
Parrot [1]	170,800	3,496,686

		30,852,374

Computers & Peripherals - 1.3%
Novatel Wireless [1]	753,900	2,276,778
Super Micro Computer [1]	429,631	5,383,276
Xyratex	793,700	7,357,599

		15,017,653

Electronic Equipment, Instruments & Components - 2.8%
Diploma	1,106,500	5,485,341
Domino Printing Sciences	317,600	2,279,993
Electro Rent	262,000	3,618,220
Fabrinet [1]	281,094	5,256,458
Inficon Holding	30,800	4,492,191
NeoPhotonics Corporation [1,2]	630,243	4,336,072
Nice	379,000	1,293,653
Vaisala Cl. A	200,000	4,587,435

		31,349,363

Internet Software & Services - 1.0%
Envestnet [1]	272,300	2,723,000
KIT Digital [1,2]	276,500	2,322,600
Neurones	350,000	3,564,575
World Energy Solutions [1,3]	747,900	2,236,221

		10,846,396

IT Services - 0.2%
Forrester Research	78,800	2,561,788

Semiconductors & Semiconductor Equipment - 5.5%
Advanced Energy Industries [1]	843,136	7,267,832
ATMI [1]	519,800	8,223,236
AXT [1]	1,598,361	8,055,740
GSI Technology [1]	881,337	4,336,178
Integrated Silicon Solution [1]	971,300	7,585,853
Mindspeed Technologies [1]	579,700	3,014,440
Rudolph Technologies [1]	1,579,341	10,565,791
Sigma Designs [1]	1,036,769	8,128,269
Supertex [1]	259,200	4,484,160

		61,661,499

Software - 0.8%
Smith Micro Software [1]	1,493,878	2,270,695
VASCO Data Security International [1]	1,249,339	6,384,122

		8,654,817

Total		160,943,890

Materials – 12.8%
Chemicals - 1.3%
Huchems Fine Chemical	300,000	5,784,557
Quaker Chemical	136,430	3,536,266
Societe Internationale de Plantations d’Heveas	30,405	3,099,304
Victrex	150,000	2,534,157

		14,954,284

Construction Materials - 0.1%
Polaris Minerals [1]	1,121,600	535,166

Metals & Mining - 11.4%
Alamos Gold	488,900	7,348,196
Allied Nevada Gold [1]	350,500	12,551,405
Bear Creek Mining [1,2]	677,600	2,560,642
Castle (A.M.) & Co. [1]	473,353	5,178,482
Endeavour Mining [1,2]	1,971,000	3,761,809
Endeavour Silver [1]	1,134,900	10,191,402
Entree Gold [1,2]	1,901,000	2,642,390
Goldgroup Mining [1]	1,576,500	2,015,946
Great Basin Gold [1]	2,648,600	4,473,730
Horsehead Holding Corporation [1]	1,061,974	7,879,847
Imdex	3,187,865	4,874,289
International Tower Hill Mines [1]	569,500	2,870,280
Lumina Copper [1,2]	1,367,400	8,403,528
Lumina Royalty [1,2,4]	1,367,400	1,707,139
Olympic Steel	526,272	8,915,048
Phoscan Chemical [1]	2,968,200	1,019,707
Quaterra Resources [1]	1,885,000	1,529,010
Revett Minerals [1,2]	265,000	1,022,900
Richmont Mines [1]	770,900	8,148,413
Silvercorp Metals	913,500	7,225,785
Synalloy Corporation [1]	156,639	1,723,029
Torex Gold Resources [1]	2,091,000	2,594,045
Universal Stainless & Alloy Products [1]	330,609	8,404,081
US Gold [1]	1,648,804	6,611,704
Western Copper [1,2]	1,471,000	3,118,520
Wildcat Silver [1]	1,713,400	2,242,669

		129,013,996

Total		144,503,446

Telecommunication Services – 1.3%
Diversified Telecommunication Services - 1.3%
Atlantic Tele-Network	283,600	9,324,768
Neutral Tandem [1]	544,189	5,267,749

Total		14,592,517

Utilities – 0.1%
Independent Power Producers & Energy Traders - 0.1%
Alterra Power [1]	2,798,700	1,415,508

Total		1,415,508

Miscellaneous [6] – 4.8%
Total		54,791,506

TOTAL COMMON STOCKS
(Cost $1,109,613,326)		1,064,482,745

REPURCHASE AGREEMENT – 6.5%
Fixed Income Clearing Corporation, 0.01% dated 9/30/11, due 10/3/11, maturity value $72,970,061 (collateralized by obligations of various U.S. Government Agencies, 1.75% due 8/22/12, valued at $74,795,350)
(Cost $72,970,000)		72,970,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.5%
U.S. Treasury Notes
2.125%
due 5/31/15	$21,105	21,250
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0105%)		27,969,996

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $27,991,246)		27,991,246

TOTAL INVESTMENTS – 103.3%
(Cost $1,210,574,572)		1,165,443,991

LIABILITIES LESS CASH AND OTHER ASSETS – (3.3)%		(36,832,245)

NET ASSETS – 100.0%		$1,128,611,746

SCHEDULES OF INVESTMENTS
ROYCE PREMIER FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 87.9%

Consumer Discretionary – 10.5%
Automobiles - 1.6%
Thor Industries [3]	4,407,057	$97,616,313

Distributors - 0.8%
Pool Corporation	1,811,400	47,422,452

Diversified Consumer Services - 2.4%
Sotheby’s	2,281,294	62,895,275
Strayer Education [3]	1,068,485	81,920,745

		144,816,020

Media - 1.2%
Morningstar	1,333,206	75,246,147

Specialty Retail - 1.0%
Buckle (The)	1,663,536	63,979,595

Textiles, Apparel & Luxury Goods - 3.5%
Carter’s [1,2]	894,800	27,327,192
Columbia Sportswear	1,116,600	51,810,240
Fossil [1]	688,942	55,845,638
Ralph Lauren Cl. A	600,000	77,820,000

		212,803,070

Total		641,883,597

Consumer Staples – 5.3%
Food Products - 2.5%
Cal-Maine Foods [3]	1,771,686	55,684,091
Sanderson Farms [3]	2,130,191	101,184,073

		156,868,164

Personal Products - 2.8%
Nu Skin Enterprises Cl. A [3]	4,181,500	169,434,380

Total		326,302,544

Energy – 5.7%
Energy Equipment & Services - 5.7%
Ensign Energy Services	7,128,000	93,529,916
Pason Systems	3,912,400	49,731,051
Trican Well Service	7,141,100	101,266,097
Unit Corporation [1,3]	2,896,073	106,923,015

Total		351,450,079

Financials – 11.1%
Capital Markets - 4.6%
Affiliated Managers Group [1,2]	500,000	39,025,000
Federated Investors Cl. B	3,689,300	64,673,429
Knight Capital Group Cl. A [1]	4,667,200	56,753,152
Partners Group Holding	316,613	52,093,073
Stifel Financial [1]	2,540,777	67,483,037

		280,027,691

Diversified Financial Services - 0.9%
TMX Group	1,451,300	56,700,279

Insurance - 3.8%
Alleghany Corporation [1]	376,562	108,638,137
ProAssurance Corporation [3]	1,683,449	121,241,997

		229,880,134

Real Estate Management & Development - 1.8%
Jones Lang LaSalle	1,169,700	60,602,157
St. Joe Company (The) [1,2]	3,388,074	50,787,229

		111,389,386

Total		677,997,490

Health Care – 5.1%
Biotechnology - 1.3%
Myriad Genetics [1,3]	4,327,967	81,106,102

Health Care Equipment & Supplies - 1.8%
IDEXX Laboratories [1]	1,536,500	105,972,405

Life Sciences Tools & Services - 0.6%
PerkinElmer	1,873,500	35,989,935

Pharmaceuticals - 1.4%
Perrigo Company	884,600	85,903,506

Total		308,971,948

Industrials – 21.5%
Air Freight & Logistics - 0.4%
UTi Worldwide	1,999,700	26,076,088

Building Products - 2.0%
Armstrong World Industries	995,170	34,273,655
Simpson Manufacturing [3]	3,387,886	84,459,998

		118,733,653

Commercial Services & Supplies - 2.2%
Copart [1]	1,267,400	49,580,688
Ritchie Bros. Auctioneers	4,321,250	87,246,037

		136,826,725

Construction & Engineering - 0.8%
EMCOR Group [1]	2,358,145	47,941,088

Electrical Equipment - 3.5%
Brady Corporation Cl. A	1,173,000	31,002,390
GrafTech International [1]	5,934,076	75,362,765
Woodward [3]	3,906,024	107,025,058

		213,390,213

Machinery - 8.9%
Gardner Denver	1,386,518	88,113,219
Kennametal	1,563,500	51,188,990
Lincoln Electric Holdings [3]	5,074,994	147,225,576
Rational	329,966	73,548,856
Semperit AG Holding [3]	1,586,963	63,069,779
Valmont Industries	744,440	58,021,654
Wabtec Corporation	1,233,237	65,201,240

		546,369,314

Marine - 1.1%
Kirby Corporation [1,2]	1,273,635	67,044,146

Professional Services - 0.7%
Towers Watson & Company Cl. A	741,011	44,297,637

Road & Rail - 1.0%
Landstar System	1,475,300	58,362,868

Trading Companies & Distributors - 0.9%
MSC Industrial Direct Cl. A	952,284	53,765,955

Total		1,312,807,687

Information Technology – 17.0%
Communications Equipment - 1.0%
ADTRAN	2,335,434	61,795,584

Electronic Equipment, Instruments & Components - 4.8%
Benchmark Electronics [1,2]	2,645,000	34,411,450
Cognex Corporation [3]	3,052,717	82,759,158
FEI Company [1,2,3]	2,693,120	80,685,875
National Instruments	4,096,201	93,639,155

		291,495,638

IT Services - 3.5%
Gartner [1]	4,607,100	160,649,577
Jack Henry & Associates	1,856,640	53,805,427

		214,455,004

Office Electronics - 0.9%
Zebra Technologies Cl. A [1]	1,821,500	56,357,210

Semiconductors & Semiconductor Equipment - 6.1%
Cabot Microelectronics [1,3]	2,136,191	73,463,608
Cymer [1,2]	700,000	26,026,000
Fairchild Semiconductor International [1,3]	6,408,112	69,207,609
MKS Instruments [3]	2,941,910	63,868,866
Varian Semiconductor Equipment Associates [1]	1,241,671	75,928,182
Veeco Instruments [1,2,3]	2,658,912	64,877,453

		373,371,718

Software - 0.7%
Fair Isaac	1,832,600	40,005,658

Total		1,037,480,812

Materials – 9.7%
Chemicals - 1.6%
Westlake Chemical	2,887,981	98,999,989

Metals & Mining - 8.1%
Pan American Silver	4,815,044	128,898,728
Reliance Steel & Aluminum	2,429,749	82,635,763
Schnitzer Steel Industries Cl. A [3]	2,108,038	77,575,798
Seabridge Gold [1,2,3]	2,803,900	63,031,672
Silver Standard Resources [1,3]	4,621,999	84,813,682
Sims Metal Management ADR	4,859,714	57,539,014

		494,494,657

Total		593,494,646

Miscellaneous [6] – 2.0%
Total		122,022,601

TOTAL COMMON STOCKS
(Cost $4,403,240,316)		5,372,411,404

REPURCHASE AGREEMENT – 12.4%

Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $755,458,630 (collateralized
by obligations of various U.S. Government
Agencies, 0.18%-4.625% due 7/20/12-9/14/12,
valued at $774,350,000)

(Cost $755,458,000)		755,458,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.0%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0105%)
(Cost $119,777,550)		119,777,550

TOTAL INVESTMENTS – 102.3%
(Cost $5,278,475,866)		6,247,646,954

LIABILITIES LESS CASH AND OTHER ASSETS – (2.3)%		(137,762,485)

NET ASSETS – 100.0%		$6,109,884,469

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.6%

Consumer Discretionary – 7.1%
Automobiles - 0.9%
Thor Industries	1,076,753	$23,850,079
Winnebago Industries [1]	1,070,535	7,408,102

		31,258,181

Diversified Consumer Services - 0.9%
Corinthian Colleges [1,2,3]	5,739,200	8,953,152
Universal Technical Institute [1,3]	1,730,679	23,519,928

		32,473,080

Household Durables - 0.5%
Helen of Troy [1]	751,996	18,890,139

Internet & Catalog Retail - 0.6%
NutriSystem [3]	1,875,690	22,714,606

Leisure Equipment & Products - 0.2%
Callaway Golf	1,600,066	8,272,341

Media - 0.1%
Pico Far East Holdings	30,000,000	4,605,208

Specialty Retail - 3.1%
Buckle (The)	704,575	27,097,954
Cato Corporation (The) Cl. A	597,350	13,476,216
Charming Shoppes [1,2]	2,423,428	6,300,913
Chico’s FAS	1,156,000	13,213,080
Lewis Group	1,543,747	13,340,089
Luk Fook Holdings (International)	2,942,800	8,423,146
Men’s Wearhouse (The)	856,700	22,342,736
Williams-Sonoma	390,405	12,020,570

		116,214,704

Textiles, Apparel & Luxury Goods - 0.8%
Fossil [1,2]	161,327	13,077,167
Gildan Activewear	431,700	11,155,128
K-Swiss Cl. A [1,2]	852,000	3,621,000

		27,853,295

Total		262,281,554

Consumer Staples – 3.5%
Food Products - 1.6%
Asian Citrus Holdings	18,918,000	8,759,782
Charoen Pokphand Indonesia	4,425,000	1,173,878
Darling International [1,2]	1,399,105	17,614,732
Imperial Sugar [3]	1,092,476	7,035,545
Industrias Bachoco ADR	1,137,495	25,559,513

		60,143,450

Personal Products - 1.9%
Nu Skin Enterprises Cl. A	1,701,000	68,924,520

Total		129,067,970

Energy – 10.9%
Energy Equipment & Services - 9.8%
Calfrac Well Services	1,706,100	39,872,497
Ensign Energy Services	2,804,100	36,793,945
Global Industries [1]	536,950	4,252,644
Lamprell	12,106,829	48,389,595
Oil States International [1,2]	586,200	29,849,304
Pason Systems	2,250,700	28,608,955
RPC	855,846	13,967,407
Tesco Corporation [1,3]	3,475,005	40,310,058
TGS-NOPEC Geophysical	810,000	15,056,581
Total Energy Services [3]	1,966,700	22,690,526
Trican Well Service	3,613,800	51,246,365
Unit Corporation [1]	878,400	32,430,528

		363,468,405

Oil, Gas & Consumable Fuels - 1.1%
Comstock Resources [1,2]	785,000	12,136,100
SM Energy	278,000	16,860,700
Sprott Resource [1]	2,980,100	11,375,512

		40,372,312

Total		403,840,717

Financials – 11.7%
Capital Markets - 6.8%
Artio Global Investors Cl. A	2,081,437	16,568,239
Ashmore Group	4,080,363	20,460,093
CapMan Cl. B	2,718,978	3,850,544
Close Brothers Group	1,000,000	10,212,292
Deutsche Beteiligungs	409,995	8,154,156
Duff & Phelps Cl. A	1,504,900	16,042,234
Egyptian Financial Group-Hermes Holding [1]	3,000,000	8,496,606
Federated Investors Cl. B	1,271,900	22,296,407
Jefferies Group	348,200	4,321,162
Jupiter Fund Management	7,534,349	22,864,111
Knight Capital Group Cl. A [1]	2,899,500	35,257,920
Sprott	6,973,000	43,252,696
Stifel Financial [1]	432,117	11,477,028
U.S. Global Investors Cl. A	661,751	4,486,672
Value Partners Group	69,288,400	26,010,412

		253,750,572

Commercial Banks - 0.1%
Popular [1]	2,600,000	3,900,000

Diversified Financial Services - 0.9%
KKR Financial Holdings LLC	2,313,430	17,188,785
MarketAxess Holdings	551,985	14,362,650

		31,551,435

Insurance - 2.7%
Argo Group International Holdings	521,897	14,806,218
Aspen Insurance Holdings	553,000	12,741,120
Brown & Brown	850,000	15,130,000
Greenlight Capital Re Cl. A [1]	573,812	11,900,861
Montpelier Re Holdings	572,500	10,121,800
Validus Holdings	1,361,140	33,919,609

		98,619,608

Real Estate Management & Development - 1.2%
E-House China Holdings ADR	2,195,504	12,711,968
Kennedy-Wilson Holdings [3]	2,891,499	30,649,889
Syswin ADR [1,2]	1,355,866	2,833,760

		46,195,617

Total		434,017,232

Health Care – 6.9%
Biotechnology - 2.6%
Emergent Biosolutions [1]	1,177,200	18,164,196
Lexicon Pharmaceuticals [1,2]	2,027,300	1,864,913
Maxygen	690,200	3,775,394
Myriad Genetics [1]	3,509,100	65,760,534
Sino Biopharmaceutical	15,950,000	4,462,248
Sinovac Biotech [1]	1,749,629	3,901,673

		97,928,958

Health Care Equipment & Supplies - 1.7%
Carl Zeiss Meditec	2,076,800	36,676,393
CONMED Corporation [1,2]	205,500	4,728,555
Nihon Kohden	342,000	9,196,571
Thoratec Corporation [1,2]	350,000	11,424,000

		62,025,519

Health Care Providers & Services - 0.3%
Cross Country Healthcare [1,3]	2,692,607	11,255,097

Life Sciences Tools & Services - 0.4%
Caliper Life Sciences [1]	500,000	5,235,000
eResearchTechnology [1]	1,915,849	8,544,687

		13,779,687

Pharmaceuticals - 1.9%
Adcock Ingram Holdings	2,071,000	15,401,234
Endo Pharmaceuticals Holdings [1,2]	476,152	13,327,494
Medicines Company (The) [1,2]	1,431,850	21,305,928
Recordati	1,288,800	11,205,126
ViroPharma [1,2]	511,003	9,233,824

		70,473,606

Total		255,462,867

Industrials – 12.1%
Aerospace & Defense - 2.6%
Ceradyne [1,2]	1,060,667	28,521,336
HEICO Corporation Cl. A	1,852,441	62,353,164
Kratos Defense & Security Solutions [1,2]	594,770	3,996,854

		94,871,354

Building Products - 0.7%
AAON	706,875	11,133,281
WaterFurnace Renewable Energy [3]	958,400	16,938,227

		28,071,508

Commercial Services & Supplies - 1.1%
Copart [1]	261,795	10,241,420
Ennis	1,004,600	13,120,076
Moshi Moshi Hotline	1,900,000	18,539,857

		41,901,353

Construction & Engineering - 0.4%
Dycom Industries [1]	394,100	6,029,730
Raubex Group	5,279,971	8,557,990

		14,587,720

Electrical Equipment - 1.7%
GrafTech International [1]	4,307,800	54,709,060
Powell Industries [1]	314,848	9,750,842

		64,459,902

Machinery - 2.0%
Gardner Denver	260,618	16,562,274
Kennametal	1,124,500	36,816,130
Lincoln Electric Holdings	694,770	20,155,278

		73,533,682

Professional Services - 2.4%
CBIZ [1]	597,600	3,938,184
Exponent [1]	250,400	10,349,032
Kforce [1,2]	448,774	4,402,473
Korn/Ferry International [1,3]	2,836,963	34,582,579
TrueBlue [1,3]	3,212,691	36,399,789

		89,672,057

Road & Rail - 0.7%
Heartland Express	688,366	9,334,243
Universal Truckload Services	387,561	5,038,293
Werner Enterprises	490,600	10,219,198

		24,591,734

Trading Companies & Distributors - 0.5%
Houston Wire & Cable [3]	1,591,200	18,282,888

Total		449,972,198

Information Technology – 17.8%
Communications Equipment - 2.6%
ADTRAN	983,900	26,033,994
Arris Group [1]	1,441,971	14,852,301
Harmonic [1]	2,022,500	8,615,850
KVH Industries [1,3]	1,100,200	8,702,582
NETGEAR [1]	1,192,800	30,881,592
PC-Tel [1,3]	1,095,592	6,737,891

		95,824,210

Computers & Peripherals - 1.3%
Avid Technology [1,2]	674,543	5,220,963
Novatel Wireless [1,2,3]	2,592,176	7,828,372
STEC [1,2]	1,762,400	17,870,736
Xyratex [3]	1,779,446	16,495,464

		47,415,535

Electronic Equipment, Instruments & Components - 1.7%
AVX Corporation	918,900	10,907,343
Cognex Corporation	365,638	9,912,446
Littelfuse	258,400	10,390,264
Methode Electronics	1,176,000	8,737,680
TTM Technologies [1]	2,500,035	23,775,333

		63,723,066

Internet Software & Services - 0.4%
ValueClick [1]	1,002,600	15,600,456

IT Services - 1.9%
Forrester Research	518,300	16,849,933
Jack Henry & Associates	197,100	5,711,958
MAXIMUS	493,782	17,232,992
TeleTech Holdings [1]	2,023,700	30,841,188

		70,636,071

Semiconductors & Semiconductor Equipment - 9.9%
Advanced Energy Industries [1,2]	1,451,400	12,511,068
Aixtron ADR [2]	885,304	12,854,614
ATMI [1,2]	1,125,000	17,797,500
Brooks Automation	3,172,582	25,856,543
Cirrus Logic [1]	778,400	11,473,616
Exar Corporation [1,2]	461,700	2,636,307
Fairchild Semiconductor International [1]	5,145,039	55,566,421
International Rectifier [1]	2,488,922	46,343,728
Lam Research [1]	343,800	13,057,524
Micrel	685,744	6,493,996
MKS Instruments	1,587,800	34,471,138
Novellus Systems [1,2]	650,000	17,719,000
OmniVision Technologies [1,2]	1,877,191	26,355,761
Sigma Designs [1,2,3]	2,007,658	15,740,039
Teradyne [1]	4,649,596	51,192,052
Varian Semiconductor Equipment Associates [1]	278,780	17,047,397

		367,116,704

Total		660,316,042

Materials – 20.8%
Chemicals - 2.0%
Intrepid Potash [1]	1,709,900	42,525,213
Schulman (A.)	421,190	7,156,018
Victrex	600,000	10,136,627
Westlake Chemical	464,800	15,933,344

		75,751,202

Construction Materials - 0.2%
Mardin Cimento Sanayii	2,160,000	7,205,370

Metals & Mining - 18.5%
Alamos Gold	4,198,400	63,102,204
Allied Nevada Gold [1]	1,845,950	66,103,469
Aquarius Platinum	2,053,000	5,629,205
AuRico Gold [1]	1,797,500	16,896,500
Castle (A.M.) & Co. [1,3]	1,799,667	19,688,357
Centamin Egypt [1]	19,952,400	30,274,176
Endeavour Mining [1,2]	3,175,000	6,059,738
Globe Specialty Metals [3]	4,060,280	58,955,266
Hecla Mining [1]	2,577,715	13,816,552
Hochschild Mining	5,598,900	35,535,839
Horsehead Holding Corporation [1]	1,849,035	13,719,840
Major Drilling Group International	2,582,400	25,481,455
Medusa Mining	3,286,300	21,481,029
Northam Platinum	2,040,000	8,304,318
Olympic Steel	510,800	8,652,952
Orbit Garant Drilling [1]	1,512,500	7,216,815
Pan American Silver	2,163,053	57,904,929
Pretium Resources [1,3]	4,837,000	46,066,667
Reliance Steel & Aluminum	180,000	6,121,800
Schnitzer Steel Industries Cl. A	177,100	6,517,280
Seabridge Gold [1,2]	1,111,783	24,992,882
Silver Standard Resources [1]	2,549,400	46,781,490
Silvercorp Metals	3,660,400	28,953,764
Sims Metal Management ADR	2,268,950	26,864,368
Tahoe Resources [1]	932,000	13,429,907
US Gold [1,2]	6,500,000	26,065,000

		684,615,802

Paper & Forest Products - 0.1%
China Forestry Holdings [1,4]	23,300,000	4,413,219

Total		771,985,593

Telecommunication Services – 0.4%
Diversified Telecommunication Services - 0.4%
Neutral Tandem [1,2,3]	1,681,614	16,278,024

Total		16,278,024

Utilities – 0.1%
Independent Power Producers & Energy Traders - 0.1%
Alterra Power [1]	9,732,900	4,922,642

Total		4,922,642

Miscellaneous [6] – 2.3%
Total		83,339,278

TOTAL COMMON STOCKS
(Cost $3,301,937,433)		3,471,484,117

REPURCHASE AGREEMENT – 6.5%

Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $241,868,202 (collateralized
by obligations of various U.S. Government
Agencies, 0.18%-0.22% due 8/24/12-8/30/12, valued
at $247,917,413)

(Cost $241,868,000)		241,868,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.2%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0105%)
(Cost $80,187,932)		80,187,932

TOTAL INVESTMENTS – 102.3%
(Cost $3,623,993,365)		3,793,540,049

LIABILITIES LESS CASH AND OTHER ASSETS – (2.3)%		(86,719,147)

NET ASSETS – 100.0%		$3,706,820,902

SCHEDULES OF INVESTMENTS
ROYCE TOTAL RETURN FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.3%

Consumer Discretionary – 12.8%
Auto Components - 0.4%
Autoliv	12,800	$620,800
Gentex Corporation	595,000	14,309,750
Spartan Motors	47,557	196,410
Superior Industries International	135,887	2,099,454

		17,226,414

Automobiles - 0.2%
Thor Industries	404,652	8,963,042

Distributors - 0.2%
Weyco Group	282,000	6,288,600

Diversified Consumer Services - 0.2%
DeVry	62,200	2,298,912
Hillenbrand	243,625	4,482,700
Regis Corporation	131,100	1,847,199

		8,628,811

Hotels, Restaurants & Leisure - 0.8%
Abu Dhabi National Hotels [4]	1,200,000	816,782
Ambassadors Group	37,873	217,012
Bob Evans Farms	470,373	13,415,038
DineEquity [1]	61,030	2,349,045
International Speedway Cl. A	612,260	13,984,018
P.F. Chang’s China Bistro	68,000	1,852,320

		32,634,215

Household Durables - 0.6%
American Greetings Cl. A	100,000	1,850,000
Blyth	67,627	3,749,917
Ethan Allen Interiors	1,170,250	15,927,103
Harman International Industries	49,900	1,426,142
Leggett & Platt	82,903	1,640,650

		24,593,812

Internet & Catalog Retail - 0.1%
NutriSystem	283,660	3,435,123

Leisure Equipment & Products - 0.2%
Arctic Cat [1]	98,081	1,421,194
Callaway Golf	962,900	4,978,193
Hasbro	12,438	405,603
Polaris Industries	400	19,988
Sturm, Ruger & Co.	24,662	640,719

		7,465,697

Media - 0.5%
Harte-Hanks	237,145	2,010,990
Meredith Corporation	95,020	2,151,253
Scholastic Corporation	138,800	3,890,564
Washington Post Cl. B	7,900	2,583,063
World Wrestling Entertainment Cl. A	1,251,141	11,147,666

		21,783,536

Multiline Retail - 0.1%
Dillard’s Cl. A	39,086	1,699,459
Fred’s Cl. A	5,700	60,762

		1,760,221

Specialty Retail - 7.6%
American Eagle Outfitters	3,231,662	37,875,079
Ascena Retail Group [1]	1,288,389	34,876,690
Buckle (The)	923,336	35,511,503
Cato Corporation (The) Cl. A [3]	1,477,815	33,339,507
Chico’s FAS	9,400	107,442
Finish Line (The) Cl. A	104,566	2,090,274
Foot Locker	166,492	3,344,824
GameStop Corporation Cl. A [1,2]	1,500,257	34,655,937
Guess?	1,131,353	32,232,247
Jos. A. Bank Clothiers [1,2]	697,483	32,523,632
Men’s Wearhouse (The)	303,139	7,905,865
Pep Boys-Manny, Moe & Jack (The)	742,500	7,328,475
RadioShack Corporation	159,981	1,858,979
Ross Stores	199,600	15,706,524
Stage Stores	45,178	626,619
Systemax [1]	301,164	3,830,806
Tiffany & Co.	370,500	22,533,810
Williams-Sonoma	4,900	150,871

		306,499,084

Textiles, Apparel & Luxury Goods - 1.9%
Barry (R.G.) [3]	1,048,496	11,114,058
Columbia Sportswear	54,129	2,511,585
K-Swiss Cl. A [1]	90,575	384,944
Movado Group	4,741	57,745
Steven Madden [1]	933,969	28,112,467
The Jones Group	604,981	5,571,875
Wolverine World Wide	873,684	29,049,993

		76,802,667

Total		516,081,222

Consumer Staples – 4.4%
Food & Staples Retailing - 0.5%
Village Super Market Cl. A [3]	712,674	17,061,416
Weis Markets	37,607	1,393,715

		18,455,131

Food Products - 3.0%
Cal-Maine Foods	162,098	5,094,740
Farmer Bros. [2]	542,300	2,988,073
Flowers Foods	600,150	11,678,919
Fresh Del Monte Produce	1,900	44,080
Hershey Creamery [5]	173	297,733
Hormel Foods	943,066	25,481,643
J&J Snack Foods	330,903	15,899,889
J.M. Smucker Company (The)	324,000	23,616,360
Lancaster Colony	282,659	17,245,026
Tootsie Roll Industries	814,564	19,647,284

		121,993,747

Household Products - 0.0%
WD-40 Company	11,200	446,208

Personal Products - 0.9%
Inter Parfums	1,179,997	18,230,954
Nu Skin Enterprises Cl. A	459,500	18,618,940

		36,849,894

Tobacco - 0.0%
Universal Corporation	1,700	60,962

Total		177,805,942

Diversified Investment Companies – 0.4%
Closed-End Funds - 0.4%
British Empire Securities and General Trust	160,000	1,051,946
Central Fund of Canada Cl. A	650,500	13,458,845

Total		14,510,791

Energy – 8.2%
Energy Equipment & Services - 2.5%
CARBO Ceramics	255,700	26,216,921
Exterran Partners L.P.	479,700	10,515,024
Gulf Island Fabrication	18,919	391,245
Helmerich & Payne	646,755	26,258,253
Lufkin Industries	55,936	2,976,355
Patterson-UTI Energy	60,177	1,043,469
Precision Drilling [1]	647,050	5,364,045
Rowan Companies [1,2]	452,344	13,656,265
RPC	41,067	670,213
SEACOR Holdings	187,000	14,999,270

		102,091,060

Oil, Gas & Consumable Fuels - 5.7%
Alliance Holdings GP L.P.	528,500	23,248,715
Alliance Resource Partners L.P.	278,000	18,225,680
Arch Coal	111,518	1,625,933
Cimarex Energy	292,090	16,269,413
Delek US Holdings	15,203	171,338
Energen Corporation	829,426	33,915,229
Energy Transfer Equity L.P.	530,600	18,454,268
Enterprise Products Partners L.P.	428,850	17,218,328
Hugoton Royalty Trust	158,500	3,368,125
Magellan Midstream Partners L.P.	433,701	26,195,540
Natural Resource Partners L.P.	537,700	13,636,072
NuStar GP Holdings LLC	369,200	11,319,672
Penn Virginia	633,760	3,530,043
Pioneer Southwest Energy Partners L.P.	17,245	416,812
Plains All American Pipeline L.P.	281,530	16,587,748
San Juan Basin Royalty Trust	84,320	1,936,830
SM Energy	29,742	1,803,852
Sunoco Logistics Partners L.P.	231,000	20,441,190
W&T Offshore	77,700	1,069,152
World Fuel Services	21,728	709,419

		230,143,359

Total		332,234,419

Financials – 28.3%
Capital Markets - 6.3%
A.F.P. Provida ADR	311,700	17,794,953
AGF Management Cl. B	815,600	11,799,309
AllianceBernstein Holding L.P.	1,843,400	25,162,410
AP Alternative Assets L.P.	76,000	774,209
Apollo Investment	1,161,400	8,733,728
Bank Sarasin & Co. Cl. B	82,000	2,504,685
Banque Privee Edmond de Rothschild	111	2,988,534
CI Financial	933,500	18,475,799
Cohen & Steers	385,630	11,086,863
Egyptian Financial Group-Hermes Holding [1]	1,608,022	4,554,243
Egyptian Financial Group-Hermes Holding GDR [1]	60,000	324,000
Federated Investors Cl. B	1,879,763	32,952,245
GAMCO Investors Cl. A	278,300	10,962,237
Janus Capital Group	769,100	4,614,600
KKR & Co. L.P.	954,100	9,922,640
MVC Capital	495,000	5,182,650
Oppenheimer Holdings Cl. A	9,867	158,267
Paris Orleans et Cie	164,297	3,974,099
Raymond James Financial	597,925	15,522,133
Schroders	90,000	1,785,710
SEI Investments	1,601,533	24,631,578
T. Rowe Price Group	456,800	21,821,336
Teton Advisors Cl. A [5]	1,297	21,336
Vontobel Holding	55,000	1,384,085
W.P. Carey & Co.	281,231	10,245,245
Waddell & Reed Financial Cl. A	263,600	6,592,636

		253,969,530

Commercial Banks - 3.0%
Banco Latinoamericano de Comercio Exterior Cl. E	110,775	1,687,103
Bank of Hawaii	457,001	16,634,836
Bank of N.T. Butterfield & Son [1,4]	1,839,192	2,538,085
BOK Financial	516,382	24,213,152
Canadian Western Bank	783,200	19,193,221
City Holding Company	527,777	14,244,701
Credicorp	235,800	21,740,760
Farmers & Merchants Bank of Long Beach	479	1,916,000
First Citizens BancShares Cl. A	10,800	1,550,232
First Financial Bancorp	100,000	1,380,000
First National Bank Alaska	3,110	4,711,650
National Bankshares	124,768	3,010,652
Peapack-Gladstone Financial [3]	473,145	4,769,302
Sun Bancorp [1,2]	284,428	753,734
Trustmark Corporation	80,700	1,464,705

		119,808,133

Consumer Finance - 0.0%
Advance America Cash Advance Centers	165,576	1,218,639

Diversified Financial Services - 0.4%
Leucadia National	433,800	9,838,584
Sofina	86,000	7,185,108

		17,023,692

Insurance - 15.0%
Alleghany Corporation [1]	103,304	29,803,204
Allied World Assurance Company Holdings	768,793	41,291,872
Alterra Capital Holdings	960,851	18,227,343
American Financial Group	146,900	4,564,183
American National Insurance	145,093	10,047,690
Arch Capital Group [1,2]	899,936	29,405,409
Argo Group International Holdings	90,281	2,561,272
Aspen Insurance Holdings	1,393,138	32,097,900
Assurant	4,459	159,632
Assured Guaranty	477,892	5,252,033
Baldwin & Lyons Cl. B	108,741	2,323,795
Brown & Brown	690,257	12,286,575
Cincinnati Financial	300,000	7,899,000
Crawford & Company Cl. B	122,956	659,044
E-L Financial	63,588	24,353,858
EMC Insurance Group	101,164	1,861,418
Employers Holdings	34,000	433,840
Endurance Specialty Holdings	583,072	19,911,909
Erie Indemnity Cl. A	635,400	45,227,772
Everest Re Group	119,100	9,454,158
Fidelity National Financial Cl. A	1,322,552	20,076,339
First American Financial	345,400	4,421,120
Flagstone Reinsurance Holdings	424,879	3,292,812
Gallagher (Arthur J.) & Co.	978,200	25,726,660
HCC Insurance Holdings	623,146	16,856,099
Infinity Property & Casualty	115,662	6,069,942
Kansas City Life Insurance	11,047	341,021
Markel Corporation [1]	67,900	24,249,127
Meadowbrook Insurance Group	1,608,924	14,335,513
Mercury General	185,100	7,098,585
Montpelier Re Holdings	1,156,410	20,445,329
Old Republic International	1,087,000	9,696,040
OneBeacon Insurance Group Cl. A	50,000	682,000
PartnerRe	568,351	29,707,707
Platinum Underwriters Holdings	328,006	10,086,185
Presidential Life	3,716	30,546
Protective Life	5,200	81,276
Reinsurance Group of America	849,618	39,039,947
RenaissanceRe Holdings	35,609	2,271,854
RLI	74,435	4,732,577
StanCorp Financial Group	516,900	14,250,933
State Auto Financial	362,000	4,760,300
Symetra Financial	466,300	3,800,345
Tower Group	58,355	1,333,995
Transatlantic Holdings	362,424	17,584,812
United Fire & Casualty	149,977	2,653,093
Validus Holdings	654,201	16,302,689
White Mountains Insurance Group	15,760	6,394,620

		604,143,373

Real Estate Investment Trusts (REITs) - 3.5%
Annaly Capital Management	703,900	11,705,857
Colony Financial [3]	2,072,230	26,773,212
Cousins Properties	818,085	4,785,797
DCT Industrial Trust	1,121,600	4,923,824
Essex Property Trust	83,000	9,963,320
Lexington Realty Trust	1,711,246	11,191,549
MFA Financial	986,200	6,923,124
National Health Investors	159,570	6,722,684
National Retail Properties	650,000	17,465,500
PennyMac Mortgage Investment Trust	50,000	795,000
PS Business Parks	168,500	8,347,490
Rayonier	794,100	29,214,939

		138,812,296

Thrifts & Mortgage Finance - 0.1%
HopFed Bancorp	129,010	739,225
Kearny Financial	312,100	2,758,964

		3,498,189

Total		1,138,473,852

Health Care – 5.6%
Health Care Equipment & Supplies - 2.0%
Analogic Corporation	141,400	6,420,974
Atrion Corporation	3,188	661,159
Cantel Medical	109,788	2,318,723
Hill-Rom Holdings	388,563	11,664,661
IDEXX Laboratories [1]	379,600	26,181,012
Invacare Corporation	114,668	2,641,951
STERIS Corporation	504,816	14,775,964
Teleflex	309,700	16,652,569
Young Innovations	15,705	447,593

		81,764,606

Health Care Providers & Services - 3.0%
BML	8,100	208,722
Chemed Corporation	639,719	35,158,956
Ensign Group	113,455	2,621,945
Landauer	427,971	21,201,683
Lincare Holdings	92,215	2,074,837
MEDNAX [1]	513,650	32,175,036
National HealthCare	21,635	698,811
Omnicare	135,299	3,440,654
Owens & Minor	861,950	24,548,336

		122,128,980

Life Sciences Tools & Services - 0.4%
PerkinElmer	712,600	13,689,046
Pharmaceutical Product Development	38,610	990,732

		14,679,778

Pharmaceuticals - 0.2%
Medicis Pharmaceutical Cl. A	112,225	4,093,968
Valeant Pharmaceuticals International	55,768	2,070,108

		6,164,076

Total		224,737,440

Industrials – 16.9%
Aerospace & Defense - 1.6%
American Science & Engineering	188,204	11,489,854
Cubic Corporation	595,868	23,280,563
HEICO Corporation	297,500	14,648,900
HEICO Corporation Cl. A	312,747	10,527,064
National Presto Industries	59,097	5,136,120
Triumph Group	24,576	1,197,834

		66,280,335

Air Freight & Logistics - 1.1%
C. H. Robinson Worldwide	256,000	17,528,320
Expeditors International of Washington	458,400	18,588,120
UTi Worldwide	492,600	6,423,504

		42,539,944

Building Products - 0.6%
Ameron International	88,000	7,474,720
Smith (A.O.) Corporation	500,161	16,020,157

		23,494,877

Commercial Services & Supplies - 2.4%
ABM Industries	686,400	13,082,784
Ennis	442,804	5,783,020
G & K Services Cl. A	10,485	267,787
Healthcare Services Group	35,632	575,100
HNI Corporation	481,475	9,210,617
Kimball International Cl. B	724,600	3,521,556
McGrath RentCorp	291,300	6,930,027
Mine Safety Appliances	196,000	5,284,160
Ritchie Bros. Auctioneers	1,596,320	32,229,701
Rollins	833,625	15,597,124
Schawk	117,729	1,161,985
UniFirst Corporation	34,616	1,567,759
Viad Corporation	5,957	101,150

		95,312,770

Construction & Engineering - 0.3%
Comfort Systems USA	489,295	4,070,934
Granite Construction	191,575	3,595,863
Great Lakes Dredge & Dock	225,927	919,523
KBR	107,613	2,542,895

		11,129,215

Electrical Equipment - 2.5%
Acuity Brands	9,668	348,435
AZZ	238,532	9,247,886
Belden	17,273	445,471
Brady Corporation Cl. A	480,773	12,706,830
Franklin Electric	366,900	13,311,132
Hubbell Cl. B	358,777	17,773,812
LSI Industries	1,070,961	6,672,087
Preformed Line Products	201,271	9,218,212
Regal-Beloit	34,902	1,583,853
Roper Industries	214,500	14,781,195
Woodward	609,200	16,692,080

		102,780,993

Industrial Conglomerates - 0.7%
Raven Industries	156,201	7,528,888
Seaboard Corporation [1]	9,476	17,075,657
Standex International	75,245	2,342,377
Tredegar Corporation	40,000	593,200

		27,540,122

Machinery - 4.7%
American Railcar Industries [1,2]	132,109	2,031,837
Ampco-Pittsburgh	189,320	3,871,594
Briggs & Stratton	424,240	5,731,482
Cascade Corporation	164,079	5,478,598
CIRCOR International	3,700	108,669
Crane Company	301,000	10,742,690
FreightCar America [1]	13,039	187,892
Gorman-Rupp Company	576,633	14,237,069
Harsco Corporation	2,700	52,353
Kaydon Corporation	17,000	487,560
Kennametal	43,100	1,411,094
Lincoln Electric Holdings	238,200	6,910,182
Lindsay Corporation	205,883	11,076,505
Mueller (Paul) Company [1,3,5]	116,700	1,661,808
Mueller Industries	457,762	17,665,036
Nordson Corporation	732,200	29,097,628
Starrett (L.S.) Company (The) Cl. A [3]	529,400	5,717,520
Sun Hydraulics	1,012,597	20,636,727
Tennant Company	606,398	21,448,297
Timken Company (The)	59,932	1,966,968
Toro Company (The)	328,275	16,174,109
Trinity Industries	486,287	10,411,405
Valmont Industries	16,734	1,304,248
Watts Water Technologies Cl. A	28,200	751,530

		189,162,801

Marine - 0.5%
Alexander & Baldwin	494,700	18,071,391
Euroseas	125,346	396,093

		18,467,484

Professional Services - 1.5%
Corporate Executive Board	236,000	7,032,800
Heidrick & Struggles International	241,112	3,966,293
Kelly Services Cl. A	595,000	6,783,000
ManpowerGroup	412,152	13,856,550
Robert Half International	23,100	490,182
Towers Watson & Company Cl. A	472,000	28,216,160

		60,344,985

Road & Rail - 0.1%
Arkansas Best	250,181	4,040,423

Trading Companies & Distributors - 0.9%
Applied Industrial Technologies	625,770	16,995,913
GATX Corporation	129,000	3,997,710
Grainger (W.W.)	95,800	14,325,932
Houston Wire & Cable	59,164	679,795
Watsco	21,002	1,073,202

		37,072,552

Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico ADR	40,000	1,328,400

Total		679,494,901

Information Technology – 4.9%
Communications Equipment - 0.8%
ADTRAN	220,400	5,831,784
Bel Fuse Cl. A	22,350	373,915
Bel Fuse Cl. B	74,000	1,153,660
Black Box	321,873	6,871,989
Communications Systems	150,918	1,961,934
Comtech Telecommunications	52,600	1,477,534
Plantronics	464,545	13,216,305
Tellabs	741,355	3,180,413

		34,067,534

Computers & Peripherals - 0.0%
Diebold	13,700	376,887

Electronic Equipment, Instruments & Components - 1.4%
AVX Corporation	1,134,846	13,470,622
Cognex Corporation	418,300	11,340,113
DDi Corporation [3]	1,091,412	7,901,823
Methode Electronics	1,125,373	8,361,521
MTS Systems	137,341	4,208,128
Nam Tai Electronics	1,756,871	8,626,237
Park Electrochemical	131,648	2,813,318

		56,721,762

Internet Software & Services - 0.2%
EarthLink	434,698	2,838,578
United Online	794,395	4,154,686

		6,993,264

IT Services - 2.4%
Broadridge Financial Solutions	102,100	2,056,294
CoreLogic [1]	481,400	5,136,538
Global Payments	5,446	219,964
ManTech International Cl. A	877,368	27,531,808
MAXIMUS	877,466	30,623,564
Total System Services	1,758,725	29,775,214

		95,343,382

Semiconductors & Semiconductor Equipment - 0.0%
Micrel	73,360	694,719

Software - 0.1%
Fair Isaac	173,457	3,786,566

Total		197,984,114

Materials – 5.7%
Chemicals - 3.1%
Agrium	5,200	346,632
Albemarle Corporation	443,000	17,897,200
Balchem Corporation	991,500	36,992,865
Cabot Corporation	799,100	19,801,698
Chase Corporation [3]	773,974	8,320,220
H.B. Fuller Company	10,022	182,601
Innophos Holdings	26,810	1,068,915
International Flavors & Fragrances	255,300	14,352,966
Methanex Corporation	310,710	6,475,196
Minerals Technologies	43,967	2,166,254
NewMarket Corporation	12,426	1,887,137
Quaker Chemical	451,829	11,711,408
Stepan Company	49,339	3,314,594
Westlake Chemical	22,200	761,016

		125,278,702

Construction Materials - 0.1%
Ash Grove Cement [5]	39,610	5,585,010

Containers & Packaging - 0.9%
AptarGroup	41,300	1,844,871
Bemis Company	464,800	13,623,288
Greif Cl. A	237,101	10,169,262
Myers Industries	5,900	59,885
Sealed Air	44,513	743,367
Sonoco Products	419,738	11,849,204

		38,289,877

Metals & Mining - 1.2%
Carpenter Technology	284,375	12,765,594
Gold Fields ADR	434,700	6,659,604
IAMGOLD Corporation	101,000	1,997,780
Newcrest Mining ADR	121,672	3,998,142
Olympic Steel	39,297	665,691
Reliance Steel & Aluminum	611,613	20,800,958

		46,887,769

Paper & Forest Products - 0.4%
Deltic Timber	172,000	10,264,960
Domtar Corporation	41,700	2,842,689
Glatfelter	26,102	344,807
Louisiana-Pacific Corporation [1]	78,000	397,800
Schweitzer-Mauduit International	21,300	1,190,031

		15,040,287

Total		231,081,645

Telecommunication Services – 0.4%
Diversified Telecommunication Services - 0.3%
Atlantic Tele-Network	284,303	9,347,883
SureWest Communications	271,400	2,841,558

		12,189,441

Wireless Telecommunication Services - 0.1%
USA Mobility	143,566	1,895,071

Total		14,084,512

Utilities – 2.9%
Electric Utilities - 0.9%
ALLETE	199,147	7,294,755
ITC Holdings	250,000	19,357,500
PNM Resources	638,900	10,497,127

		37,149,382

Gas Utilities - 1.3%
National Fuel Gas	61,676	3,002,388
Nicor	372,892	20,512,789
Piedmont Natural Gas	474,500	13,708,305
UGI Corporation	660,076	17,340,196

		54,563,678

Water Utilities - 0.7%
Aqua America	819,766	17,682,352
Consolidated Water	25,827	203,517
SJW	400,400	8,716,708

		26,602,577

Total		118,315,637

Miscellaneous [6] – 2.8%
Total		114,025,930

TOTAL COMMON STOCKS
(Cost $3,301,746,469)		3,758,830,405

PREFERRED STOCKS – 0.1%
Bank of N.T. Butterfield & Son 0.00% Conv. [4]	77,665	79,719
MF Global Holdings 9.75% Conv. [5]	50,000	4,440,625

TOTAL PREFERRED STOCKS
(Cost $4,977,975)		4,520,344

	PRINCIPAL
	AMOUNT
CORPORATE BONDS – 0.5%
Charming Shoppes 1.125%
Conv. Senior Note due 5/1/14	$20,000,000	17,200,000
GAMCO Investors (Debentures) 0.00%
due 12/31/15	890,500	604,917
Leucadia National 3.75%
Conv. Senior Note due 4/15/14	3,000,000	3,551,250

TOTAL CORPORATE BONDS
(Cost $20,120,987)		21,356,167

REPURCHASE AGREEMENT – 5.8%

Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $233,629,195 (collateralized
by obligations of various U.S. Government
Agencies, 0.38% due 8/22/12, valued at
$239,470,000)

(Cost $233,629,000)		233,629,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.7%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0105%)
(Cost $26,529,473)		26,529,473

TOTAL INVESTMENTS – 100.4%
(Cost $3,587,003,904)		4,044,865,389

LIABILITIES LESS CASH AND OTHER ASSETS – (0.4)%		(17,356,392)

NET ASSETS – 100.0%		$4,027,508,997

SCHEDULES OF INVESTMENTS
ROYCE HERITAGE FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.2%

Consumer Discretionary – 11.9%
Auto Components - 1.9%
Drew Industries	59,900	$1,196,802
Gentex Corporation	40,000	962,000
Minth Group	1,655,700	1,474,865
Nokian Renkaat	28,000	834,796
Norstar Founders Group [1,4]	533,500	25,005

		4,493,468

Automobiles - 0.3%
Thor Industries	36,300	804,045

Distributors - 0.2%
LKQ Corporation [1]	15,300	369,648

Diversified Consumer Services - 0.6%
Benesse Holdings	4,500	198,246
MegaStudy	5,000	501,983
Sotheby’s	25,000	689,250

		1,389,479

Household Durables - 3.1%
Cavco Industries [1]	18,400	633,696
Ethan Allen Interiors	62,100	845,181
Hanssem	32,500	531,010
Harman International Industries	39,000	1,114,620
Hunter Douglas	19,000	758,452
Mohawk Industries [1]	26,400	1,132,824
NVR [1]	3,920	2,367,602
Skullcandy [1,2]	5,000	70,650

		7,454,035

Internet & Catalog Retail - 0.2%
Manutan International	8,900	501,568

Media - 1.6%
DreamWorks Animation SKG Cl. A [1]	68,000	1,236,240
Meredith Corporation	38,900	880,696
Morningstar	20,928	1,181,176
Pico Far East Holdings	3,894,000	597,756

		3,895,868

Specialty Retail - 1.7%
American Eagle Outfitters	50,700	594,204
Charming Shoppes [1]	261,300	679,380
Children’s Place Retail Stores [1,2]	6,300	293,139
Fielmann	4,700	471,922
GameStop Corporation Cl. A [1]	10,600	244,860
Lewis Group	67,000	578,972
Luk Fook Holdings (International)	141,500	405,014
USS	9,000	765,542

		4,033,033

Textiles, Apparel & Luxury Goods - 2.3%
Carter’s [1]	36,800	1,123,872
Daphne International Holdings	1,261,300	1,098,498
Marimekko	25,300	361,086
Stella International Holdings	615,100	1,363,470
Warnaco Group (The) [1]	36,700	1,691,503

		5,638,429

Total		28,579,573

Consumer Staples – 2.2%
Beverages - 0.5%
National Beverage	79,700	1,208,252

Food & Staples Retailing - 0.3%
FamilyMart	21,000	802,133

Food Products - 1.4%
Binggrae	10,200	405,426
Darling International [1]	92,500	1,164,575
First Resources	771,600	715,410
Sanderson Farms	13,500	641,250
Super Group	254,000	302,749

		3,229,410

Total		5,239,795

Energy – 5.1%
Energy Equipment & Services - 5.1%
Ensco ADR	53,800	2,175,134
Ensign Energy Services	24,800	325,413
Helmerich & Payne	72,270	2,934,162
Lamprell	364,000	1,454,866
Oil States International [1]	38,000	1,934,960
Pason Systems	72,700	924,100
TGS-NOPEC Geophysical	54,400	1,011,207
Trican Well Service	107,300	1,521,593

Total		12,281,435

Financials – 14.3%
Capital Markets - 12.2%
Affiliated Managers Group [1]	5,660	441,763
AllianceBernstein Holding L.P.	43,500	593,775
Artio Global Investors Cl. A	76,409	608,216
Ashmore Group	673,300	3,376,117
Bank Sarasin & Co. Cl. B	12,342	376,986
Banque Privee Edmond de Rothschild	26	700,017
Citadel Capital (Rights) [1,4]	311,052	0
Cohen & Steers	48,400	1,391,500
Cowen Group Cl. A [1]	399,594	1,082,900
Egyptian Financial Group-Hermes Holding [1]	274,000	776,023
Federated Investors Cl. B	109,900	1,926,547
Invesco	39,900	618,849
Jupiter Fund Management	475,900	1,444,190
KKR & Co. L.P.	143,000	1,487,200
Lazard Cl. A	72,400	1,527,640
Partners Group Holding	9,600	1,579,510
Reinet Investments [1]	30,000	468,722
SEI Investments	105,600	1,624,128
SHUAA Capital [1]	4,950,000	998,287
Sprott	295,400	1,832,331
Stifel Financial [1]	23,000	610,880
T. Rowe Price Group	31,800	1,519,086
Value Partners Group	3,801,900	1,427,208
VZ Holding	4,600	460,743
Waddell & Reed Financial Cl. A	48,600	1,215,486
Westwood Holdings Group	33,797	1,167,686

		29,255,790

Diversified Financial Services - 1.4%
Hellenic Exchanges	65,000	254,031
Singapore Exchange	359,000	1,801,016
Warsaw Stock Exchange	100,000	1,271,759

		3,326,806

Insurance - 0.6%
E-L Financial	3,580	1,371,120

Real Estate Management & Development - 0.1%
E-House China Holdings ADR	70,700	409,353

Total		34,363,069

Health Care – 4.6%
Health Care Equipment & Supplies - 1.4%
Atrion Corporation	4,900	1,016,211
C.R. Bard	1,700	148,818
Carl Zeiss Meditec	57,000	1,006,623
Cochlear	7,100	315,490
Exactech [1]	57,000	802,560

		3,289,702

Health Care Providers & Services - 0.1%
Schein (Henry) [1]	3,600	223,236

Life Sciences Tools & Services - 2.1%
EPS	250	568,461
ICON ADR [1]	65,100	1,046,808
PAREXEL International [1]	55,000	1,041,150
PerkinElmer	49,700	954,737
Techne Corporation	12,100	822,921
Waters Corporation [1]	8,850	668,086

		5,102,163

Pharmaceuticals - 1.0%
Adcock Ingram Holdings	105,000	780,845
Hikma Pharmaceuticals	72,000	637,299
Unichem Laboratories	340,000	940,795

		2,358,939

Total		10,974,040

Industrials – 25.8%
Aerospace & Defense - 0.7%
HEICO Corporation	21,875	1,077,125
Teledyne Technologies [1]	14,200	693,812

		1,770,937

Air Freight & Logistics - 1.1%
Forward Air	99,400	2,529,730

Building Products - 1.7%
AAON	82,350	1,297,012
Ameresco Cl. A [1]	108,700	1,104,392
Simpson Manufacturing	63,000	1,570,590

		3,971,994

Commercial Services & Supplies - 2.9%
Brink’s Company (The)	97,980	2,283,914
Heritage-Crystal Clean [1]	92,564	1,680,962
Ritchie Bros. Auctioneers	125,600	2,535,864
Team [1]	25,910	543,592

		7,044,332

Construction & Engineering - 2.4%
EMCOR Group [1]	99,400	2,020,802
Fluor Corporation	23,100	1,075,305
KBR	75,500	1,784,065
Pike Electric [1]	54,383	368,173
Raubex Group	370,000	599,711

		5,848,056

Electrical Equipment - 0.9%
AZZ	2,000	77,540
Fushi Copperweld [1]	53,546	265,053
GrafTech International [1]	139,100	1,766,570
Jinpan International	13,698	108,762

		2,217,925

Industrial Conglomerates - 0.5%
Raven Industries	25,200	1,214,640

Machinery - 8.1%
Astec Industries [1]	26,800	784,704
Burckhardt Compression Holding	4,500	888,869
Foster (L.B.) Company Cl. A	89,000	1,978,470
Gardner Denver	25,100	1,595,105
Graham Corporation	13,900	231,296
Industrea	649,700	750,096
Kaydon Corporation	54,900	1,574,532
Kennametal	76,530	2,505,592
Lincoln Electric Holdings	77,030	2,234,640
Pfeiffer Vacuum Technology	17,000	1,480,728
Spirax-Sarco Engineering	67,000	1,863,132
Tennant Company	45,200	1,598,724
Valmont Industries	23,950	1,866,663

		19,352,551

Professional Services - 4.5%
Advisory Board (The) [1]	53,000	3,420,090
ManpowerGroup	54,500	1,832,290
Michael Page International	84,000	477,847
Towers Watson & Company Cl. A	31,600	1,889,048
Verisk Analytics Cl. A [1]	91,800	3,191,886

		10,811,161

Road & Rail - 2.1%
Landstar System	71,100	2,812,716
Patriot Transportation Holding [1]	79,512	1,606,938
Universal Truckload Services	46,600	605,800

		5,025,454

Trading Companies & Distributors - 0.6%
Air Lease Cl. A [1,2]	78,200	1,501,440

Transportation Infrastructure - 0.3%
Grupo Aeroportuario del Centro Norte
ADR	52,000	675,480

Total		61,963,700

Information Technology – 18.5%
Communications Equipment - 0.7%
ADTRAN	37,150	982,989
Comba Telecom Systems Holdings	987,400	724,923

		1,707,912

Computers & Peripherals - 0.7%
Advantech	278,400	732,356
Super Micro Computer [1]	27,300	342,069
Western Digital [1]	24,200	622,424

		1,696,849

Electronic Equipment, Instruments & Components - 8.7%
Amphenol Corporation Cl. A	16,900	689,013
Anixter International	38,650	1,833,556
Arrow Electronics [1]	30,200	838,956
Avnet [1]	15,400	401,632
Benchmark Electronics [1]	40,000	520,400
China High Precision Automation Group	1,807,400	685,726
Chroma Ate	393,785	799,763
Cognex Corporation	63,400	1,718,774
Coherent [1]	57,800	2,483,088
Dolby Laboratories Cl. A [1]	5,000	137,200
FEI Company [1]	34,500	1,033,620
FLIR Systems	86,400	2,164,320
IPG Photonics [1]	62,714	2,724,296
Molex	25,100	511,287
MTS Systems	17,800	545,392
Multi-Fineline Electronix [1]	21,395	426,616
National Instruments	75,750	1,731,645
Plexus Corporation [1]	11,700	264,654
Pulse Electronics	136,000	388,960
Rofin-Sinar Technologies [1]	49,500	950,400
Rogers Corporation [1]	1,800	70,434

		20,919,732

Internet Software & Services - 0.3%
ValueClick [1]	39,575	615,787

IT Services - 0.9%
MAXIMUS	29,000	1,012,100
Sapient Corporation	119,800	1,214,772

		2,226,872

Semiconductors & Semiconductor Equipment - 4.5%
Advanced Energy Industries [1]	63,000	543,060
Analog Devices	41,200	1,287,500
ASM International	52,000	1,292,733
Cymer [1]	45,100	1,676,818
Diodes [1]	98,300	1,761,536
Fairchild Semiconductor International [1]	6,800	73,440
Integrated Silicon Solution [1]	60,800	474,848
International Rectifier [1]	67,400	1,254,988
Lam Research [1]	2,000	75,960
MKS Instruments	14,000	303,940
Teradyne [1]	162,800	1,792,428
Trina Solar ADR [1,2]	9,900	60,192
Veeco Instruments [1]	2,500	61,000

		10,658,443

Software - 2.7%
Actuate Corporation [1]	95,700	528,264
American Software Cl. A	38,930	282,243
ANSYS [1]	53,400	2,618,736
AutoNavi Holdings ADR [1]	35,000	476,700
Convio [1]	155,000	1,303,550
SimCorp	9,500	1,358,164

		6,567,657

Total		44,393,252

Materials – 10.0%
Chemicals - 1.8%
Airgas	13,600	867,952
Cabot Corporation	7,700	190,806
Fufeng Group	3,407,700	1,317,525
Intrepid Potash [1]	33,100	823,197
Neo Material Technologies [1]	20,000	121,767
OM Group [1]	11,300	293,461
Victrex	40,000	675,775

		4,290,483

Containers & Packaging - 0.8%
Greif Cl. A	42,700	1,831,403

Metals & Mining - 7.0%
Agnico-Eagle Mines	18,400	1,095,168
Allegheny Technologies	21,100	780,489
Compass Minerals International	15,000	1,001,700
Endeavour Mining [1]	95,300	181,888
Fresnillo	61,000	1,501,021
Gold Fields ADR	66,100	1,012,652
Haynes International	6,500	282,425
Hochschild Mining	253,500	1,608,947
Horsehead Holding Corporation [1]	6,000	44,520
Major Drilling Group International	182,000	1,795,858
Medusa Mining	101,500	663,459
Nucor Corporation	60,300	1,907,892
Pan American Silver	33,300	891,441
Reliance Steel & Aluminum	10,700	363,907
Schnitzer Steel Industries Cl. A	32,700	1,203,360
Seabridge Gold [1]	68,700	1,544,376
Sims Metal Management ADR	68,900	815,776
Universal Stainless & Alloy Products [1]	2,335	59,356

		16,754,235

Paper & Forest Products - 0.4%
China Forestry Holdings [1,4]	1,462,500	277,010
Stella-Jones	23,100	802,405

		1,079,415

Total		23,955,536

Utilities – 0.1%
Independent Power Producers & Energy Traders - 0.1%
Alterra Power [1]	450,000	227,598

Total		227,598

Miscellaneous [6] – 4.7%
Total		11,167,121

TOTAL COMMON STOCKS
(Cost $241,601,031)		233,145,119

REPURCHASE AGREEMENT – 3.5%
Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $8,507,007 (collateralized
by obligations of various U.S. Government
Agencies, 0.23% due 8/15/12, valued at $8,720,000)
(Cost $8,507,000)		8,507,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.8%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0105%)
(Cost $1,872,833)		1,872,833

TOTAL INVESTMENTS – 101.5%
(Cost $251,980,864)		243,524,952

LIABILITIES LESS CASH AND OTHER ASSETS – (1.5)%		(3,709,346)

NET ASSETS – 100.0%		$239,815,606

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.9%

Consumer Discretionary – 20.3%
Auto Components - 1.3%
Cooper Tire & Rubber	377,269	$4,108,459
Dana Holding Corporation [1,2]	510,336	5,358,528
Tower International [1]	356,483	3,675,340
Visteon Corporation [1]	134,166	5,769,138

		18,911,465

Automobiles - 0.2%
Winnebago Industries [1]	333,536	2,308,069

Hotels, Restaurants & Leisure - 2.7%
Einstein Noah Restaurant Group	242,052	3,105,527
Isle of Capri Casinos [1,2]	949,284	4,594,535
Jamba [1,2]	2,504,753	3,231,131
Kona Grill [1]	402,177	2,232,082
Krispy Kreme Doughnuts [1]	529,900	3,613,918
O’Charleys [1,2]	795,420	4,724,795
Orient-Express Hotels Cl. A [1]	1,131,411	7,818,050
Red Robin Gourmet Burgers [1]	205,469	4,949,748
Ruby Tuesday [1]	341,500	2,445,140
Six Flags Entertainment	76,040	2,107,829

		38,822,755

Household Durables - 2.8%
Comstock Homebuilding Cl. A [1,2,3]	1,290,590	1,213,155
Dixie Group [1,3]	819,019	2,604,480
Furniture Brands International [1]	1,776,325	3,659,229
Harman International Industries	117,100	3,346,718
Hovnanian Enterprises Cl. A [1,2]	88,632	108,131
La-Z-Boy [1]	1,207,641	8,948,620
M.D.C. Holdings	472,000	7,995,680
Standard Pacific [1,2]	1,241,100	3,065,517
Toll Brothers [1]	670,000	9,668,100

		40,609,630

Internet & Catalog Retail - 0.7%
dELiA*s [1,2,3]	1,721,284	2,272,095
Gaiam Cl. A	777,414	2,635,433
1-800-FLOWERS.COM Cl. A [1]	892,127	2,069,735
Vitacost.com [1,2]	505,888	2,408,027

		9,385,290

Leisure Equipment & Products - 0.8%
Callaway Golf	661,526	3,420,090
Steinway Musical Instruments [1]	362,452	7,814,465

		11,234,555

Media - 2.4%
Ballantyne Strong [1]	534,207	1,645,358
Belo Corporation Cl. A	674,354	3,297,591
Harris Interactive [1]	2,545,797	1,247,440
Interpublic Group of Companies	724,100	5,213,520
Journal Communications Cl. A [1]	517,079	1,535,725
Martha Stewart Living Omnimedia Cl. A [1]	1,257,750	3,924,180
McClatchy Company (The) Cl. A [1,2]	1,516,400	2,031,976
Media General Cl. A [1,2]	996,586	1,903,479
Meredith Corporation	328,162	7,429,588
New York Times Cl. A [1,2]	923,200	5,363,792
Rentrak Corporation [1]	58,475	736,200

		34,328,849

Multiline Retail - 1.0%
Dillard’s Cl. A	216,300	9,404,724
Saks [1]	580,750	5,081,563

		14,486,287

Specialty Retail - 5.4%
bebe stores	1,349,421	9,068,109
Brown Shoe	819,059	5,831,700
Coldwater Creek [1]	678,800	848,500
Collective Brands [1,2]	621,973	8,060,770
Conn’s [1,2]	692,433	4,971,669
Cost Plus [1,2,3]	1,352,073	8,518,060
Lithia Motors Cl. A	519,000	7,463,220
Lumber Liquidators Holdings [1,2]	257,100	3,882,210
MarineMax [1,3]	1,402,050	9,071,264
Penske Automotive Group	428,000	6,848,000
Talbots (The) [1,2]	1,233,862	3,331,427
West Marine [1]	791,556	6,094,981
Wet Seal (The) Cl. A [1]	765,800	3,430,784

		77,420,694

Textiles, Apparel & Luxury Goods - 3.0%
Bernard Chaus [1,5]	1,055,236	147,733
Frederick’s of Hollywood Group [1]	779,228	428,575
Hanesbrands [1,2]	224,000	5,602,240
Liz Claiborne [1,2]	1,978,369	9,891,845
Quiksilver [1]	1,269,000	3,870,450
Skechers U.S.A. Cl. A [1]	458,700	6,435,561
The Jones Group	1,109,571	10,219,149
Unifi [1]	873,200	7,134,044

		43,729,597

Total		291,237,191

Consumer Staples – 1.8%
Food & Staples Retailing - 1.2%
SUPERVALU	1,206,000	8,031,960
The Pantry [1,2]	358,150	4,344,359
Winn-Dixie Stores [1]	905,700	5,361,744

		17,738,063

Food Products - 0.2%
Smart Balance [1]	391,200	2,308,080

Household Products - 0.3%
Central Garden & Pet [1,2]	714,000	4,926,600

Personal Products - 0.1%
Physicians Formula Holdings [1]	319,901	879,728

Total		25,852,471

Energy – 3.2%
Energy Equipment & Services - 0.9%
Key Energy Services [1]	387,300	3,675,477
Matrix Service [1,2]	603,340	5,134,423
Newpark Resources [1]	461,277	2,809,177
Union Drilling [1]	395,814	1,860,326

		13,479,403

Oil, Gas & Consumable Fuels - 2.3%
Goodrich Petroleum [1,2]	482,400	5,701,968
McMoRan Exploration [1,2]	275,302	2,733,749
Overseas Shipholding Group	439,150	6,033,921
Petroleum Development [1,2]	162,400	3,148,936
REX American Resources [1]	323,400	5,458,992
StealthGas [1]	753,645	2,961,825
Stone Energy [1]	180,835	2,931,335
Swift Energy [1]	165,000	4,016,100

		32,986,826

Total		46,466,229

Financials – 10.1%
Capital Markets - 1.9%
Evercore Partners Cl. A	223,100	5,086,680
GFI Group	820,900	3,300,018
Harris & Harris Group [1]	557,902	1,980,552
Janus Capital Group	539,000	3,234,000
Piper Jaffray [1]	225,900	4,050,387
Stifel Financial [1]	254,000	6,746,240
W.P. Carey & Co.	81,498	2,968,972

		27,366,849

Commercial Banks - 2.1%
Boston Private Financial Holdings	1,154,846	6,790,494
Guaranty Bancorp [1]	797,384	956,861
Old National Bancorp	307,600	2,866,832
Peapack-Gladstone Financial	75,545	761,494
Sterling Bancorp	413,000	2,998,380
SVB Financial Group [1]	141,800	5,246,600
Texas Capital Bancshares [1]	148,100	3,384,085
Umpqua Holdings	552,000	4,852,080
Valley National Bancorp	201,499	2,133,874

		29,990,700

Diversified Financial Services - 0.6%
PHH Corporation [1]	559,406	8,995,249

Insurance - 3.4%
Argo Group International Holdings	170,100	4,825,737
Fidelity National Financial Cl. A	377,200	5,725,896
Hilltop Holdings [1]	252,700	1,821,967
Kemper Corporation	294,000	7,044,240
MBIA [1,2]	804,710	5,850,242
Navigators Group [1,2]	175,080	7,563,456
Old Republic International	721,100	6,432,212
Tower Group	383,869	8,775,245

		48,038,995

Real Estate Investment Trusts (REITs) - 1.3%
LaSalle Hotel Properties	470,000	9,024,000
Mack-Cali Realty	305,250	8,165,438
RAIT Financial Trust	378,700	1,283,793

		18,473,231

Thrifts & Mortgage Finance - 0.8%
Berkshire Hills Bancorp	160,300	2,960,741
First Financial Holdings	152,200	610,322
Radian Group	1,348,300	2,952,777
Washington Federal	413,100	5,262,894

		11,786,734

Total		144,651,758

Health Care – 2.7%
Health Care Equipment & Supplies - 1.4%
Analogic Corporation	159,625	7,248,571
AngioDynamics [1]	216,400	2,843,496
DGT Holdings [1]	98,241	812,453
Digirad Corporation [1]	397,026	877,428
Exactech [1]	343,027	4,829,820
Wright Medical Group [1,2]	175,576	3,139,299

		19,751,067

Health Care Providers & Services - 0.6%
Kindred Healthcare [1]	376,000	3,241,120
Select Medical Holdings [1]	736,400	4,911,788

		8,152,908

Life Sciences Tools & Services - 0.7%
Albany Molecular Research [1]	1,010,390	2,849,300
Cambrex Corporation [1,3]	1,607,054	8,099,552

		10,948,852

Total		38,852,827

Industrials – 18.2%
Aerospace & Defense - 1.6%
GenCorp [1,2]	906,761	4,071,357
Hexcel Corporation [1,2]	494,347	10,954,730
Moog Cl. A [1]	222,191	7,247,870

		22,273,957

Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings [1]	146,700	4,883,643

Airlines - 0.1%
Republic Airways Holdings [1,2]	644,647	1,824,351

Building Products - 2.9%
American Woodmark	348,013	4,214,437
Apogee Enterprises	913,142	7,843,890
Insteel Industries	378,400	3,810,488
NCI Building Systems [1]	964,269	7,289,874
PGT [1,2]	1,157,009	1,446,261
Quanex Building Products	597,500	6,542,625
Trex Company [1,2]	575,740	9,229,112
U.S. Home Systems	300,700	1,500,493

		41,877,180

Commercial Services & Supplies - 0.7%
Interface Cl. A	428,100	5,077,266
TRC Companies [1,3]	1,672,780	5,035,068

		10,112,334

Construction & Engineering - 2.0%
Furmanite Corporation [1]	1,068,580	5,781,018
Insituform Technologies Cl. A [1,2]	290,110	3,359,473
iShares Dow Jones US Home Construction Index Fund	565,600	5,062,120
MasTec [1]	367,108	6,464,772
Northwest Pipe [1]	396,235	8,039,608

		28,706,991

Electrical Equipment - 0.5%
GrafTech International [1]	313,200	3,977,640
Lime Energy [1,2]	575,925	1,808,404
Magnetek [1]	1,298,418	1,194,545

		6,980,589

Machinery - 6.2%
Albany International Cl. A	581,900	10,619,675
Barnes Group	343,949	6,621,018
CIRCOR International	222,102	6,523,136
Dynamic Materials	215,629	3,396,157
Federal Signal [1]	1,089,076	4,813,716
Flanders Corporation [1,5]	149,901	401,735
Flow International [1]	2,033,672	4,494,415
Hardinge	548,082	4,516,196
Hurco Companies [1]	186,095	3,777,728
Lydall [1,3]	914,463	8,138,721
Meritor [1]	753,063	5,316,625
Mueller Industries	192,800	7,440,152
Mueller Water Products Cl. A	1,401,475	3,475,658
NN [1]	479,401	2,420,975
Timken Company (The)	232,900	7,643,778
Trinity Industries	335,350	7,179,843
Wabash National [1]	470,700	2,245,239

		89,024,767

Marine - 0.4%
Diana Containerships	218,134	999,054
Diana Shipping [1]	699,000	5,186,580

		6,185,634

Professional Services - 0.6%
CTPartners Executive Search [1]	227,900	1,100,757
Hudson Highland Group [1]	540,310	1,847,860
ICF International [1]	108,769	2,045,945
Korn/Ferry International [1]	308,100	3,755,739

		8,750,301

Road & Rail - 0.8%
Arkansas Best	459,700	7,424,155
Swift Transportation [1,2]	639,434	4,117,955

		11,542,110

Trading Companies & Distributors - 2.0%
Aceto Corporation	912,879	4,829,130
Kaman Corporation	294,831	8,211,043
RSC Holdings [1]	810,098	5,775,999
SeaCube Container Leasing	218,850	2,654,650
United Rentals [1,2]	437,840	7,373,226

		28,844,048

Total		261,005,905

Information Technology – 23.7%
Communications Equipment - 3.3%
Aviat Networks [1]	1,729,992	4,065,481
ClearOne Communications [1,3]	534,320	2,650,227
Dialogic [1,2]	583,957	1,080,321
Globecomm Systems [1]	207,127	2,798,286
Harmonic [1]	985,350	4,197,591
Loral Space & Communications [1]	117,480	5,885,748
Network Equipment Technologies [1,2,3]	1,952,468	3,787,788
Oclaro [1,2]	401,500	1,461,460
Oplink Communications [1,2]	130,896	1,981,765
Opnext [1]	1,855,406	2,319,258
Powerwave Technologies [1,2]	1,324,150	2,277,538
Symmetricom [1]	1,295,404	5,622,053
Tekelec [1,2]	718,450	4,339,438
UTStarcom Holdings [1,2]	2,745,202	2,800,106
Westell Technologies Cl. A [1]	823,671	1,779,129

		47,046,189

Computers & Peripherals - 1.8%
Avid Technology [1]	603,233	4,669,024
Concurrent Computer [1]	315,957	1,763,040
Cray [1]	1,138,559	6,045,748
Dot Hill Systems [1]	1,766,071	2,666,767
Intermec [1]	1,092,350	7,122,122
Interphase Corporation [1,2,3]	350,100	1,449,414
Intevac [1,2]	368,394	2,575,074

		26,291,189

Electronic Equipment, Instruments & Components - 6.6%
Benchmark Electronics [1]	609,860	7,934,279
CTS Corporation	403,814	3,283,008
Evans & Sutherland Computer [1,3,5]	739,730	73,973
FEI Company [1]	235,475	7,054,831
Identive Group [1,2]	1,251,131	2,489,751
Ingram Micro Cl. A [1]	248,400	4,006,692
KEMET Corporation [1]	928,954	6,642,021
LeCroy Corporation [1]	543,036	4,289,984
Maxwell Technologies [1]	474,961	8,744,032
Mercury Computer Systems [1,2]	265,700	3,055,550
Newport Corporation [1,2]	462,487	4,999,484
Park Electrochemical	434,500	9,285,265
Planar Systems [1,3]	1,554,792	3,109,584
Sanmina-SCI Corporation [1,2]	1,112,301	7,430,171
SigmaTron International [1,3]	340,972	1,128,617
TTM Technologies [1]	554,700	5,275,197
Viasystems Group [1]	331,308	5,827,708
Vishay Intertechnology [1]	343,623	2,872,688
Zygo Corporation [1]	538,534	6,225,453

		93,728,288

Internet Software & Services - 2.3%
AOL [1,2]	569,716	6,836,592
Autobytel [1]	1,702,722	1,447,314
EarthLink	991,400	6,473,842
InfoSpace [1]	963,459	8,054,517
Support.com [1]	710,485	1,406,761
ValueClick [1]	537,491	8,363,360
WebMediaBrands [1]	1,211,202	775,169

		33,357,555

IT Services - 0.2%
CIBER [1]	848,313	2,570,388

Semiconductors & Semiconductor Equipment - 7.6%
Advanced Energy Industries [1]	752,888	6,489,895
Alpha & Omega Semiconductor [1]	736,100	6,043,381
ANADIGICS [1]	1,544,114	3,335,286
ATMI [1]	470,500	7,443,310
AXT [1]	409,230	2,062,519
Brooks Automation	1,002,600	8,171,190
BTU International [1,3]	700,141	3,108,626
Cohu	256,500	2,534,220
Fairchild Semiconductor International [1]	377,900	4,081,320
FormFactor [1,2]	316,461	1,971,552
Integrated Silicon Solution [1]	298,975	2,334,995
International Rectifier [1]	226,502	4,217,467
Kulicke & Soffa Industries [1,2]	722,700	5,391,342
MEMC Electronic Materials [1]	1,160,400	6,080,496
Mindspeed Technologies [1,2]	446,400	2,321,280
Nanometrics [1]	651,142	9,441,559
Novellus Systems [1]	190,701	5,198,509
Pericom Semiconductor [1]	1,073,729	7,956,332
PLX Technology [1]	1,236,012	3,720,396
Rudolph Technologies [1,2]	410,811	2,748,326
Spire Corporation [1,3]	497,217	745,825
Standard Microsystems [1,2]	369,100	7,160,540
SunPower Corporation Cl. B [1,2]	286,453	2,105,430
TriQuint Semiconductor [1]	184,500	926,190
Ultra Clean Holdings [1]	316,406	1,357,382
Vitesse Semiconducter [1,2]	773,493	2,281,804

		109,229,172

Software - 1.9%
Actuate Corporation [1]	776,683	4,287,290
Aspen Technology [1,2]	482,235	7,363,729
Bottomline Technologies [1]	358,900	7,228,246
Cinedigm Digital Cinema Cl. A [1,2]	1,391,336	1,669,603
Mentor Graphics [1,2]	492,000	4,733,040
Smith Micro Software [1,2]	868,392	1,319,956

		26,601,864

Total		338,824,645

Materials – 11.1%
Chemicals - 5.7%
Chemtura Corporation [1]	525,250	5,268,258
Cytec Industries	136,063	4,781,254
Ferro Corporation [1]	1,332,595	8,195,459
H.B. Fuller Company	433,000	7,889,260
Koppers Holdings	87,892	2,250,914
Material Sciences [1,3]	612,460	3,962,616
Minerals Technologies	126,600	6,237,582
OM Group [1]	429,032	11,141,961
PolyOne Corporation	545,900	5,846,589
Quaker Chemical	296,700	7,690,464
Solutia [1,2]	627,200	8,059,520
Spartech Corporation [1]	1,530,240	4,896,768
Zoltek Companies [1,2]	861,150	5,537,194

		81,757,839

Construction Materials - 0.7%
Texas Industries	304,377	9,660,926

Containers & Packaging - 0.4%
Boise	1,013,300	5,238,761
GCB Jefferson Smurfit-Stone Container [1]	3,677,000	73,540
Stone & Webster (Warrants) [1]	2,206,000	44,120

		5,356,421

Metals & Mining - 3.9%
Carpenter Technology	210,481	9,448,492
Century Aluminum [1,2]	1,116,800	9,984,192
Commercial Metals	672,723	6,397,596
Haynes International	210,911	9,164,083
Kaiser Aluminum	256,000	11,335,680
RTI International Metals [1,2]	403,800	9,416,616

		55,746,659

Paper & Forest Products - 0.4%
Louisiana-Pacific Corporation [1]	1,300,400	6,632,040

Total		159,153,885

Telecommunication Services – 0.8%
Diversified Telecommunication Services - 0.8%
General Communication Cl. A [1]	563,737	4,622,644
Iridium Communications [1,2]	990,046	6,138,285

Total		10,760,929

Miscellaneous [6] – 3.0%
Total		43,244,275

TOTAL COMMON STOCKS
(Cost $1,711,303,450)		1,360,050,115

PREFERRED STOCK – 0.1%
Hovnanian Enterprises 7.25% Conv.
(Cost $5,740,613)	273,100	2,018,209

REPURCHASE AGREEMENT – 5.1%
Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $72,453,060 (collateralized
by obligations of various U.S. Government
Agencies, 0.38%-0.40% due 8/17/12-8/22/12, valued
at $74,265,394)
(Cost $72,453,000)		72,453,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 6.1%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0105%)
(Cost $86,763,589)		86,763,589

TOTAL INVESTMENTS – 106.2%
(Cost $1,876,260,652)		1,521,284,913

LIABILITIES LESS CASH AND OTHER ASSETS – (6.2)%		(88,372,865)

NET ASSETS – 100.0%		$1,432,912,048

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
SEPTEMBER 30, 2011 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 91.7%

Consumer Discretionary – 22.2%
Auto Components - 2.2%
Dorman Products [1,3]	1,393,700	$46,103,596

Hotels, Restaurants & Leisure - 0.7%
Bowl America Cl. A [3]	342,575	4,340,425
Frisch’s Restaurants [3]	505,100	9,798,940

		14,139,365

Household Durables - 1.5%
CSS Industries [3]	974,100	16,247,988
Universal Electronics [1,3]	906,495	14,857,453

		31,105,441

Internet & Catalog Retail - 0.4%
PetMed Express	929,700	8,367,300

Leisure Equipment & Products - 0.2%
Hasbro	151,100	4,927,371

Media - 2.0%
Meredith Corporation	1,851,200	41,911,168

Specialty Retail - 12.9%
American Eagle Outfitters	5,465,500	64,055,660
Bed Bath & Beyond [1]	1,353,600	77,574,816
Buckle (The)	436,000	16,768,560
Children’s Place Retail Stores [1,2]	1,099,000	51,136,470
Finish Line (The) Cl. A	1,989,800	39,776,102
PetSmart	583,500	24,886,275

		274,197,883

Textiles, Apparel & Luxury Goods - 2.3%
Deckers Outdoor [1]	213,700	19,929,662
Movado Group	1,182,200	14,399,196
Wolverine World Wide	421,200	14,004,900

		48,333,758

Total		469,085,882

Consumer Staples – 8.1%
Beverages - 1.2%
National Beverage	1,623,136	24,606,742

Food & Staples Retailing - 2.0%
Arden Group Cl. A [3]	177,903	14,143,288
Weis Markets	784,400	29,069,864

		43,213,152

Food Products - 4.9%
J&J Snack Foods	667,400	32,068,570
Lancaster Colony	1,158,800	70,698,388

		102,766,958

Total		170,586,852

Health Care – 8.4%
Health Care Equipment & Supplies - 2.6%
Atrion Corporation [3]	162,004	33,598,010
STERIS Corporation	456,340	13,357,072
Utah Medical Products [3]	320,129	8,435,399

		55,390,481

Health Care Providers & Services - 1.5%
Owens & Minor	628,800	17,908,224
Schein (Henry) [1]	217,700	13,499,577

		31,407,801

Life Sciences Tools & Services - 4.3%
Bio-Rad Laboratories Cl. A [1]	887,700	80,576,529
Pharmaceutical Product Development	443,000	11,367,380

		91,943,909

Total		178,742,191

Industrials – 21.4%
Aerospace & Defense - 2.5%
National Presto Industries [3]	598,800	52,041,708

Commercial Services & Supplies - 1.8%
UniFirst Corporation	837,000	37,907,730

Electrical Equipment - 7.4%
Hubbell Cl. B	1,125,500	55,757,270
Powell Industries [1]	524,300	16,237,571
Regal-Beloit	816,900	37,070,922
Thomas & Betts [1]	1,218,700	48,638,317

		157,704,080

Industrial Conglomerates - 1.4%
Carlisle Companies	243,000	7,746,840
Standex International [3]	715,278	22,266,604

		30,013,444

Machinery - 4.5%
Ampco-Pittsburgh [3]	979,650	20,033,843
Foster (L.B.) Company Cl. A [3]	926,600	20,598,318
Hurco Companies [1]	170,000	3,451,000
Kaydon Corporation	949,300	27,225,924
Met-Pro Corporation	601,500	5,160,870
Mueller Industries	253,820	9,794,914
Wabtec Corporation	160,500	8,485,635

		94,750,504

Professional Services - 0.7%
Towers Watson & Company Cl. A	262,500	15,692,250

Trading Companies & Distributors - 3.1%
Applied Industrial Technologies	1,535,100	41,693,316
Watsco	467,300	23,879,030

		65,572,346

Total		453,682,062

Information Technology – 22.1%
Communications Equipment - 3.7%
Arris Group [1]	3,100,000	31,930,000
Plantronics	1,665,000	47,369,250

		79,299,250

Computers & Peripherals - 0.4%
Rimage Corporation [3]	645,000	8,159,250

Electronic Equipment, Instruments & Components - 9.5%
AVX Corporation	6,488,100	77,013,747
Littelfuse	859,455	34,558,685
Mesa Laboratories [3]	312,807	11,648,933
Molex Cl. A	1,156,250	19,517,500
Park Electrochemical [3]	1,817,500	38,839,975
Vishay Intertechnology [1]	2,318,200	19,380,152

		200,958,992

IT Services - 4.4%
Computer Services [3,5]	870,004	23,925,110
NeuStar Cl. A [1]	1,724,300	43,348,902
Total System Services	1,567,600	26,539,468

		93,813,480

Office Electronics - 0.3%
Zebra Technologies Cl. A [1]	168,500	5,213,390

Semiconductors & Semiconductor Equipment - 3.8%
Teradyne [1]	5,133,000	56,514,330
Veeco Instruments [1,2]	997,300	24,334,120

		80,848,450

Total		468,292,812

Materials – 9.5%
Chemicals - 5.7%
Hawkins [3]	871,300	27,742,192
Minerals Technologies	488,900	24,088,103
Schulman (A.)	1,354,500	23,012,955
Stepan Company [3]	674,700	45,326,346

		120,169,596

Containers & Packaging - 0.8%
Sonoco Products	589,700	16,647,231

Metals & Mining - 0.1%
Central Steel & Wire [5]	3,244	2,053,452

Paper & Forest Products - 2.9%
Clearwater Paper [1,3]	1,840,500	62,540,190

Total		201,410,469

TOTAL COMMON STOCKS
(Cost $1,890,925,549)		1,941,800,268

REPURCHASE AGREEMENT – 8.4%
Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $178,123,148 (collateralized
by obligations of various U.S. Government
Agencies, 0.38% due 8/22/12, valued at
$182,580,000)
(Cost $178,123,000)		178,123,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.4%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0105%)
(Cost $9,171,203)		9,171,203

TOTAL INVESTMENTS – 100.5%
(Cost $2,078,219,752)		2,129,094,471

LIABILITIES LESS CASH AND OTHER ASSETS – (0.5)%		(10,752,052)

NET ASSETS – 100.0%		$2,118,342,419

SCHEDULES OF INVESTMENTS
ROYCE VALUE FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.5%

Consumer Discretionary – 18.0%
Automobiles - 1.4%
Thor Industries	976,540	$21,630,361

Hotels, Restaurants & Leisure - 0.6%
International Speedway Cl. A	369,847	8,447,305

Specialty Retail - 15.5%
American Eagle Outfitters	2,107,265	24,697,146
Ascena Retail Group [1]	1,622,733	43,927,382
Buckle (The)	1,147,546	44,134,619
GameStop Corporation Cl. A [1,2]	2,628,426	60,716,640
Guess?	676,032	19,260,152
Jos. A. Bank Clothiers [1]	825,795	38,506,821

		231,242,760

Textiles, Apparel & Luxury Goods - 0.5%
Steven Madden [1]	260,835	7,851,134

Total		269,171,560

Consumer Staples – 2.0%
Food Products - 1.9%
Hormel Foods	1,028,988	27,803,256

Personal Products - 0.1%
Nu Skin Enterprises Cl. A	54,900	2,224,548

Total		30,027,804

Energy – 10.0%
Energy Equipment & Services - 7.5%
Helmerich & Payne	823,506	33,434,343
Rowan Companies [1]	409,019	12,348,284
Trican Well Service	1,925,500	27,305,019
Unit Corporation [1]	1,079,375	39,850,525

		112,938,171

Oil, Gas & Consumable Fuels - 2.5%
Cimarex Energy	123,692	6,889,644
Energen Corporation	743,491	30,401,347

		37,290,991

Total		150,229,162

Financials – 20.1%
Capital Markets - 9.2%
Affiliated Managers Group [1]	339,939	26,532,239
Ashmore Group	6,561,900	32,903,221
Federated Investors Cl. B	1,632,126	28,611,169
Knight Capital Group Cl. A [1]	2,458,532	29,895,749
Partners Group Holding	68,990	11,351,085
Value Partners Group	20,000,000	7,507,869

		136,801,332

Insurance - 10.9%
Allied World Assurance Company Holdings	741,600	39,831,336
Alterra Capital Holdings	705,286	13,379,276
Arch Capital Group [1]	814,505	26,613,951
Aspen Insurance Holdings	538,920	12,416,717
PartnerRe	459,586	24,022,560
Reinsurance Group of America	837,453	38,480,965
Validus Holdings	343,998	8,572,430

		163,317,235

Total		300,118,567

Health Care – 6.1%
Health Care Providers & Services - 6.1%
Chemed Corporation	324,247	17,820,615
LHC Group [1]	826,613	14,102,018
Magellan Health Services [1]	277,337	13,395,377
MEDNAX [1]	517,391	32,409,372
Patterson Companies	473,429	13,554,273

Total		91,281,655

Industrials – 7.6%
Building Products - 0.8%
Simpson Manufacturing	492,200	12,270,546

Construction & Engineering - 1.1%
Jacobs Engineering Group [1]	502,500	16,225,725

Electrical Equipment - 1.2%
GrafTech International [1]	1,420,125	18,035,588

Machinery - 2.6%
Gardner Denver	166,375	10,573,131
Kennametal	28,325	927,361
Lincoln Electric Holdings	435,870	12,644,589
Pfeiffer Vacuum Technology	169,089	14,727,933

		38,873,014

Marine - 1.1%
Kirby Corporation [1]	323,949	17,052,675

Trading Companies & Distributors - 0.8%
Applied Industrial Technologies	419,390	11,390,632

Total		113,848,180

Information Technology – 15.5%
Communications Equipment - 0.7%
NETGEAR [1]	205,200	5,312,628
Plantronics	205,800	5,855,010

		11,167,638

IT Services - 5.7%
ManTech International Cl. A	1,033,424	32,428,845
MAXIMUS	897,671	31,328,718
Total System Services	1,249,900	21,160,807

		84,918,370

Semiconductors & Semiconductor Equipment - 9.1%
Aixtron ADR [2]	814,397	11,825,044
Cabot Microelectronics [1]	323,609	11,128,914
Lam Research [1]	368,200	13,984,236
MKS Instruments	894,404	19,417,511
Novellus Systems [1]	685,831	18,695,753
Teradyne [1]	3,828,527	42,152,082
Veeco Instruments [1,2]	781,500	19,068,600

		136,272,140

Total		232,358,148

Materials – 19.3%
Chemicals - 3.2%
LSB Industries [1]	581,413	16,669,111
Westlake Chemical	887,870	30,436,183

		47,105,294

Metals & Mining - 16.1%
Allied Nevada Gold [1]	1,283,000	45,944,230
Centamin Egypt [1]	7,221,600	10,957,478
Hochschild Mining	1,680,000	10,662,846
Major Drilling Group International	2,400,300	23,684,609
Pan American Silver	1,325,430	35,481,761
Reliance Steel & Aluminum	1,066,500	36,271,665
Schnitzer Steel Industries Cl. A	676,100	24,880,480
Seabridge Gold [1]	956,000	21,490,880
Silver Standard Resources [1]	1,181,101	21,673,204
Sims Metal Management ADR	834,308	9,878,207

		240,925,360

Total		288,030,654

Miscellaneous [6] – 0.9%
Total		13,155,317

TOTAL COMMON STOCKS
(Cost $1,599,818,333)		1,488,221,047

REPURCHASE AGREEMENT – 0.8%
Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $12,414,010 (collateralized
by obligations of various U.S. Government
Agencies, 1.75% due 8/22/12, valued at
$12,728,100)
(Cost $12,414,000)		12,414,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 3.1%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0105%)
(Cost $45,980,349)		45,980,349

TOTAL INVESTMENTS – 103.4%
(Cost $1,658,212,682)		1,546,615,396

LIABILITIES LESS CASH
AND OTHER ASSETS – (3.4)%		(50,311,437)

NET ASSETS – 100.0%		$1,496,303,959

SCHEDULES OF INVESTMENTS
ROYCE VALUE PLUS FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.4%

Consumer Discretionary – 8.4%
Hotels, Restaurants & Leisure - 0.8%
Buffalo Wild Wings [1]	229,000	$13,694,200
Cosi [1,2,3]	4,975,812	3,582,585

		17,276,785

Multiline Retail - 1.0%
Dollar Tree [1]	269,000	20,204,590

Specialty Retail - 2.3%
Casual Male Retail Group [1,3]	3,578,734	13,456,040
Jos. A. Bank Clothiers [1]	429,000	20,004,270
Tractor Supply	222,000	13,886,100

		47,346,410

Textiles, Apparel & Luxury Goods - 4.3%
Carter’s [1]	1,305,200	39,860,808
Coach	508,500	26,355,555
Gildan Activewear	880,342	22,748,037

		88,964,400

Total		173,792,185

Consumer Staples – 3.8%
Food & Staples Retailing - 0.2%
United Natural Foods [1]	105,517	3,908,350

Food Products - 3.1%
Darling International [1]	2,680,262	33,744,499
Sanderson Farms	410,671	19,506,872
Snyders-Lance	563,000	11,738,550

		64,989,921

Personal Products - 0.5%
Inter Parfums	713,724	11,027,036

Total		79,925,307

Energy – 5.9%
Energy Equipment & Services - 2.7%
Ensign Energy Services	235,700	3,092,733
Pason Systems	1,381,000	17,554,079
Trican Well Service	1,054,800	14,957,847
Unit Corporation [1]	522,400	19,287,008

		54,891,667

Oil, Gas & Consumable Fuels - 3.2%
Energy Partners [1]	1,530,560	16,943,299
Rex Energy [1,2]	1,514,000	19,152,100
SouthGobi Resources [1]	1,302,500	7,927,605
Sprott Resource [1]	1,515,000	5,782,995
Whiting Petroleum [1]	479,000	16,803,320

		66,609,319

Total		121,500,986

Financials – 11.5%
Capital Markets - 5.9%
Affiliated Managers Group [1]	255,000	19,902,750
Ashmore Group	2,000,000	10,028,565
Northern Trust	556,000	19,448,880
Partners Group Holding	65,000	10,694,601
Raymond James Financial	906,000	23,519,760
Sprott	1,426,000	8,845,310
U.S. Global Investors Cl. A	500,000	3,390,000
Value Partners Group	11,628,500	4,365,263
Waddell & Reed Financial Cl. A	867,000	21,683,670

		121,878,799

Commercial Banks - 3.3%
Associated Banc-Corp	1,200,000	11,160,000
Bancorp (The) [1]	1,332,170	9,538,337
Columbia Banking System	255,000	3,651,600
Enterprise Financial Services	599,800	8,151,282
Fifth Third Bancorp	1,693,800	17,107,380
Umpqua Holdings	1,162,300	10,216,617
Zions Bancorporation	674,000	9,483,180

		69,308,396

Diversified Financial Services - 0.7%
PICO Holdings [1]	737,222	15,120,423

Insurance - 0.6%
Brown & Brown	651,800	11,602,040

Thrifts & Mortgage Finance - 1.0%
Berkshire Hills Bancorp [3]	1,088,300	20,100,901

Total		238,010,559

Health Care – 5.7%
Biotechnology - 2.2%
Myriad Genetics [1]	1,935,400	36,269,396
Rigel Pharmaceuticals [1]	1,150,000	8,464,000

		44,733,396

Health Care Equipment & Supplies - 2.5%
C.R. Bard	228,000	19,959,120
Cerus Corporation [1,2,3]	2,884,500	6,115,140
Thoratec Corporation [1]	808,400	26,386,176

		52,460,436

Health Care Providers & Services - 1.0%
Schein (Henry) [1]	327,000	20,277,270

Total		117,471,102

Industrials – 16.4%
Building Products - 0.5%
Quanex Building Products	927,533	10,156,486

Commercial Services & Supplies - 1.8%
Cintas Corporation	600,700	16,903,698
Ritchie Bros. Auctioneers	350,600	7,078,614
UniFirst Corporation	284,400	12,880,476

		36,862,788

Construction & Engineering - 1.3%
Dycom Industries [1]	50,000	765,000
MYR Group [1]	818,000	14,429,520
Quanta Services [1]	641,000	12,044,390

		27,238,910

Electrical Equipment - 2.5%
Acuity Brands	677,600	24,420,704
Thomas & Betts [1]	696,562	27,799,790

		52,220,494

Industrial Conglomerates - 1.5%
Carlisle Companies	956,900	30,505,972

Machinery - 3.0%
Kennametal	350,100	11,462,274
Tennant Company	359,502	12,715,586
Valmont Industries	491,000	38,268,540

		62,446,400

Professional Services - 1.6%
Robert Half International	1,599,800	33,947,756

Road & Rail - 2.1%
Celadon Group [3]	1,778,600	15,793,968
Knight Transportation	725,100	9,651,081
Werner Enterprises	844,000	17,580,520

		43,025,569

Trading Companies & Distributors - 2.1%
Grainger (W.W.)	145,600	21,773,024
Watsco	417,100	21,313,810

		43,086,834

Total		339,491,209

Information Technology – 23.9%
Communications Equipment - 6.8%
ADTRAN	747,500	19,778,850
Brocade Communications Systems [1]	4,013,000	17,336,160
Digi International [1,3]	1,504,600	16,550,600
EXFO [1]	1,340,000	8,200,800
Finisar Corporation [1]	845,000	14,821,300
Harmonic [1]	2,102,300	8,955,798
Infinera Corporation [1,2]	693,833	5,356,391
NETGEAR [1]	554,000	14,343,060
Oplink Communications [1,3]	1,507,012	22,816,161
Polycom [1]	668,000	12,271,160

		140,430,280

Computers & Peripherals - 1.6%
Avid Technology [1]	1,629,016	12,608,584
SanDisk Corporation [1]	514,000	20,739,900

		33,348,484

Electronic Equipment, Instruments & Components - 5.4%
FARO Technologies [1]	564,144	17,798,743
GSI Group [1]	1,549,238	11,898,148
IPG Photonics [1]	645,032	28,020,190
Littelfuse	292,744	11,771,236
Mercury Computer Systems [1,3]	2,298,749	26,435,613
Rogers Corporation [1]	411,143	16,088,026

		112,011,956

Internet Software & Services - 1.8%
Bankrate [1,2]	729,427	11,094,585
Liquidity Services [1]	839,736	26,930,333

		38,024,918

IT Services - 1.7%
ExlService Holdings [1]	755,000	16,610,000
Total System Services	1,111,000	18,809,230

		35,419,230

Semiconductors & Semiconductor Equipment - 6.6%
International Rectifier [1]	1,517,048	28,247,434
Lattice Semiconductor [1]	4,153,700	21,806,925
LSI Corporation [1]	5,782,000	29,950,760
Micrel	2,409,610	22,819,007
Teradyne [1]	1,963,000	21,612,630
TriQuint Semiconductor [1]	2,465,000	12,374,300

		136,811,056

Total		496,045,924

Materials – 16.0%
Chemicals - 3.1%
Calgon Carbon [1]	856,000	12,471,920
Intrepid Potash [1]	600,000	14,922,000
LSB Industries [1]	664,900	19,062,683
Westlake Chemical	510,091	17,485,920

		63,942,523

Metals & Mining - 12.9%
Alamos Gold	2,115,600	31,797,595
Allied Nevada Gold [1]	984,400	35,251,364
Centamin Egypt [1]	3,300,000	5,007,156
Detour Gold [1]	521,000	13,573,146
Globe Specialty Metals	1,444,300	20,971,236
Hochschild Mining	1,615,000	10,250,296
Horsehead Holding Corporation [1]	1,701,353	12,624,039
Major Drilling Group International (Sub. Receipts) [1,4]	400,000	3,946,941
Pan American Silver	600,000	16,062,000
Pretium Resources [1]	1,509,600	14,377,143
Reliance Steel & Aluminum	589,100	20,035,291
Silver Standard Resources [1]	1,395,900	25,614,765
Sims Metal Management ADR	1,090,325	12,909,448
Talison Lithium [1]	2,796,000	5,816,662
US Gold [1,2]	1,400,000	5,614,000
Worthington Industries	2,400,600	33,536,382

		267,387,464

Total		331,329,987

Miscellaneous [6] – 4.8%
Total		98,908,779

TOTAL COMMON STOCKS
(Cost $2,245,573,115)		1,996,476,038

REPURCHASE AGREEMENT – 3.2%
Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $66,692,056 (collateralized
by obligations of various U.S. Government
Agencies, 0.38%-1.75% due 8/22/12, valued at
$68,361,825)
(Cost $66,692,000)		66,692,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.5%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0105%)
(Cost $31,402,010)		31,402,010

TOTAL INVESTMENTS – 101.1%
(Cost $2,343,667,125)		2,094,570,048

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.1)%		(22,985,437)

NET ASSETS – 100.0%		$2,071,584,611

SCHEDULES OF INVESTMENTS
ROYCE 100 FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.9%

Consumer Discretionary – 11.7%
Auto Components - 1.0%
Drew Industries	174,956	$3,495,621

Diversified Consumer Services - 0.5%
Universal Technical Institute [1]	124,632	1,693,749

Household Durables - 3.7%
Ethan Allen Interiors	164,100	2,233,401
Harman International Industries	109,100	3,118,078
Mohawk Industries [1]	89,715	3,849,670
NVR [1]	7,200	4,348,656

		13,549,805

Media - 2.1%
DreamWorks Animation SKG Cl. A [1,2]	199,000	3,617,820
Morningstar	73,872	4,169,336

		7,787,156

Specialty Retail - 0.9%
Ascena Retail Group [1]	118,500	3,207,795

Textiles, Apparel & Luxury Goods - 3.5%
Carter’s [1]	124,000	3,786,960
Columbia Sportswear	76,700	3,558,880
Warnaco Group (The) [1]	121,000	5,576,890

		12,922,730

Total		42,656,856

Consumer Staples – 1.1%
Food Products - 1.1%
Sanderson Farms	84,700	4,023,250

Total		4,023,250

Energy – 7.6%
Energy Equipment & Services - 7.6%
Ensign Energy Services	201,500	2,643,978
Helmerich & Payne	104,925	4,259,955
Oil States International [1]	78,500	3,997,220
Pason Systems	270,300	3,435,820
SEACOR Holdings	41,500	3,328,715
ShawCor Cl. A	194,900	4,525,162
Trican Well Service	187,200	2,654,635
Unit Corporation [1]	73,200	2,702,544

Total		27,548,029

Financials – 9.9%
Capital Markets - 8.8%
Affiliated Managers Group [1]	46,997	3,668,116
AllianceBernstein Holding L.P.	202,639	2,766,022
Artio Global Investors Cl. A	345,032	2,746,455
Cowen Group Cl. A [1]	937,878	2,541,650
Federated Investors Cl. B	231,700	4,061,701
Knight Capital Group Cl. A [1]	294,300	3,578,688
Lazard Cl. A	130,800	2,759,880
SEI Investments	239,000	3,675,820
Waddell & Reed Financial Cl. A	115,900	2,898,659
Westwood Holdings Group	100,395	3,468,647

		32,165,638

Diversified Financial Services - 1.1%
Interactive Brokers Group Cl. A	288,200	4,014,626

Total		36,180,264

Health Care – 2.1%
Life Sciences Tools & Services - 2.1%
ICON ADR [1]	239,400	3,849,552
PerkinElmer	197,900	3,801,659

Total		7,651,211

Industrials – 30.2%
Aerospace & Defense - 1.5%
HEICO Corporation Cl. A	158,312	5,328,782

Air Freight & Logistics - 3.3%
Expeditors International of Washington	108,800	4,411,840
Forward Air	186,800	4,754,060
UTi Worldwide	218,900	2,854,456

		12,020,356

Building Products - 0.8%
Simpson Manufacturing	115,500	2,879,415

Commercial Services & Supplies - 2.3%
Brink’s Company (The)	169,615	3,953,725
Cintas Corporation	157,300	4,426,422

		8,380,147

Construction & Engineering - 4.5%
EMCOR Group [1]	212,300	4,316,059
Jacobs Engineering Group [1]	105,000	3,390,450
KBR	174,500	4,123,435
Quanta Services [1]	245,000	4,603,550

		16,433,494

Electrical Equipment - 3.1%
AZZ	113,400	4,396,518
GrafTech International [1]	326,100	4,141,470
Regal-Beloit	62,500	2,836,250

		11,374,238

Machinery - 5.9%
Gardner Denver	35,300	2,243,315
Kaydon Corporation	134,500	3,857,460
Kennametal	161,900	5,300,606
Valmont Industries	67,600	5,268,744
Wabtec Corporation	91,000	4,811,170

		21,481,295

Marine - 0.8%
Kirby Corporation [1]	56,500	2,974,160

Professional Services - 4.2%
Advisory Board (The) [1]	44,541	2,874,231
CRA International [1]	152,313	3,047,783
ManpowerGroup	95,266	3,202,843
Verisk Analytics Cl. A [1]	175,100	6,088,227

		15,213,084

Road & Rail - 1.9%
Arkansas Best	227,100	3,667,665
Landstar System	85,500	3,382,380

		7,050,045

Trading Companies & Distributors - 1.9%
Applied Industrial Technologies	111,300	3,022,908
MSC Industrial Direct Cl. A	65,500	3,698,130

		6,721,038

Total		109,856,054

Information Technology – 22.1%
Communications Equipment - 1.1%
ADTRAN	155,800	4,122,468

Computers & Peripherals - 0.7%
Diebold	90,500	2,489,655

Electronic Equipment, Instruments & Components - 9.7%
Coherent [1]	108,700	4,669,752
Dolby Laboratories Cl. A [1]	121,000	3,320,240
DTS [1]	150,600	3,739,398
FARO Technologies [1]	140,387	4,429,210
FEI Company [1]	148,600	4,452,056
FLIR Systems	143,900	3,604,695
National Instruments	193,200	4,416,552
Plexus Corporation [1]	113,400	2,565,108
Rofin-Sinar Technologies [1]	217,000	4,166,400

		35,363,411

IT Services - 3.6%
Gartner [1]	102,000	3,556,740
MAXIMUS	44,700	1,560,030
Sapient Corporation	357,900	3,629,106
Total System Services	254,000	4,300,220

		13,046,096

Semiconductors & Semiconductor Equipment - 4.2%
Aixtron ADR [2]	177,500	2,577,300
Cabot Microelectronics [1]	116,700	4,013,313
Cymer [1]	117,500	4,368,650
Diodes [1]	125,000	2,240,000
International Rectifier [1]	123,000	2,290,260

		15,489,523

Software - 2.8%
ANSYS [1]	79,400	3,893,776
Blackbaud	105,600	2,351,712
NetScout Systems [1]	336,700	3,845,114

		10,090,602

Total		80,601,755

Materials – 9.9%
Chemicals - 1.1%
Intrepid Potash [1]	161,000	4,004,070

Containers & Packaging - 1.1%
Greif Cl. A	95,300	4,087,417

Metals & Mining - 7.7%
Cliffs Natural Resources	42,300	2,164,491
Fresnillo	156,500	3,850,980
Major Drilling Group International	340,500	3,359,834
Randgold Resources ADR	55,200	5,338,944
Reliance Steel & Aluminum	135,400	4,604,954
Schnitzer Steel Industries Cl. A	57,600	2,119,680
Sims Metal Management ADR	361,617	4,281,545
Steel Dynamics	208,500	2,068,320

		27,788,748

Total		35,880,235

Miscellaneous [6] – 2.3%
Total		8,414,752

TOTAL COMMON STOCKS
(Cost $363,741,700)		352,812,406

REPURCHASE AGREEMENT – 3.1%
Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $11,419,010 (collateralized
by obligations of various U.S. Government
Agencies, 0.22% due 8/24/12, valued at
$11,709,143)
(Cost $11,419,000)		11,419,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.2%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0105%)
(Cost $4,535,259)		4,535,259

TOTAL INVESTMENTS – 101.2%
(Cost $379,695,959)		368,766,665

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.2)%		(4,489,104)

NET ASSETS – 100.0%		$364,277,561

SCHEDULES OF INVESTMENTS
ROYCE DISCOVERY FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.0%

Consumer Discretionary – 19.4%
Auto Components - 3.1%
Drew Industries	3,300	$65,934
Standard Motor Products	2,500	32,425

		98,359

Distributors - 0.2%
Audiovox Corporation Cl. A [1]	1,260	6,917

Diversified Consumer Services - 1.9%
Lincoln Educational Services	3,900	31,551
Universal Technical Institute [1]	2,100	28,539

		60,090

Hotels, Restaurants & Leisure - 0.9%
Papa John’s International [1]	900	27,360

Household Durables - 1.9%
CSS Industries	1,281	21,367
Universal Electronics [1]	2,300	37,697

		59,064

Internet & Catalog Retail - 0.6%
NutriSystem	1,500	18,165

Leisure Equipment & Products - 3.0%
Arctic Cat [1]	2,100	30,429
JAKKS Pacific	1,800	34,110
Sturm, Ruger & Co.	1,200	31,176

		95,715

Media - 1.2%
Scholastic Corporation	1,400	39,242

Specialty Retail - 4.5%
Kirkland’s [1]	2,400	22,008
Shoe Carnival [1]	1,400	33,040
Stein Mart	2,200	13,750
Systemax [1]	3,000	38,160
Wet Seal (The) Cl. A [1]	7,800	34,944

		141,902

Textiles, Apparel & Luxury Goods - 2.1%
Barry (R.G.)	2,200	23,320
G-III Apparel Group [1]	1,900	43,434

		66,754

Total		613,568

Consumer Staples – 3.3%
Food & Staples Retailing - 2.6%
Arden Group Cl. A	450	35,775
Village Super Market Cl. A	2,000	47,880

		83,655

Personal Products - 0.7%
Schiff Nutrition International Cl. A [1]	1,900	21,052

Total		104,707

Energy – 5.0%
Energy Equipment & Services - 0.8%
Geodrill [1]	13,800	24,363

Oil, Gas & Consumable Fuels - 4.2%
PetroQuest Energy [1]	8,800	48,400
TransGlobe Energy [1]	3,300	26,466
VAALCO Energy [1]	6,200	30,132
Warren Resources [1]	12,300	29,520

		134,518

Total		158,881

Financials – 3.4%
Capital Markets - 1.0%
INTL FCStone [1]	1,500	31,140

Consumer Finance - 0.7%
Advance America Cash Advance Centers	3,000	22,080

Insurance - 1.7%
Infinity Property & Casualty	500	26,240
Meadowbrook Insurance Group	3,199	28,503

		54,743

Total		107,963

Health Care – 10.9%
Biotechnology - 0.8%
SciClone Pharmaceuticals [1]	6,700	25,527

Health Care Equipment & Supplies - 4.7%
Atrion Corporation	200	41,478
CryoLife [1]	6,500	29,185
ICU Medical [1]	700	25,760
Kensey Nash [1]	1,267	31,041
Symmetry Medical [1]	3,000	23,160

		150,624

Health Care Providers & Services - 2.8%
Almost Family [1]	1,100	18,293
Amedisys [1]	1,100	16,302
LHC Group [1]	1,100	18,766
Metropolitan Health Networks [1]	7,648	34,722

		88,083

Pharmaceuticals - 2.6%
Hi-Tech Pharmacal [1]	1,600	53,760
Obagi Medical Products [1]	3,200	29,024

		82,784

Total		347,018

Industrials – 17.0%
Aerospace & Defense - 0.6%
Ducommun	1,200	17,976

Commercial Services & Supplies - 1.6%
Ennis	2,100	27,426
Intersections	1,800	23,130

		50,556

Construction & Engineering - 2.8%
Baker (Michael) [1]	700	13,391
Comfort Systems USA	3,200	26,624
MYR Group [1]	1,700	29,988
Sterling Construction [1]	1,600	17,872

		87,875

Electrical Equipment - 4.7%
AZZ	800	31,016
Fushi Copperweld [1]	5,300	26,235
Global Power Equipment Group [1]	1,200	27,924
Powell Industries [1]	1,200	37,164
Preformed Line Products	600	27,480

		149,819

Machinery - 4.7%
Alamo Group	900	18,711
Force Protection [1]	10,300	39,655
Foster (L.B.) Company Cl. A	1,000	22,230
Graham Corporation	1,900	31,616
Miller Industries	2,200	38,170

		150,382

Professional Services - 2.6%
GP Strategies [1]	3,600	35,964
ICF International [1]	900	16,929
VSE Corporation	1,100	28,468

		81,361

Total		537,969

Information Technology – 22.7%
Communications Equipment - 3.3%
Bel Fuse Cl. B	1,000	15,590
Communications Systems	1,700	22,100
Oplink Communications [1]	2,200	33,308
Westell Technologies Cl. A [1]	16,100	34,776

		105,774

Computers & Peripherals - 4.6%
Intevac [1]	3,000	20,970
Rimage Corporation	1,700	21,505
STEC [1]	3,000	30,420
Super Micro Computer [1]	2,600	32,578
Xyratex	4,300	39,861

		145,334

Electronic Equipment, Instruments & Components - 3.9%
DDi Corporation	4,500	32,580
Image Sensing Systems [1]	3,237	21,041
Multi-Fineline Electronix [1]	1,500	29,910
Nam Tai Electronics	4,698	23,067
RadiSys Corporation [1]	2,600	15,912

		122,510

Internet Software & Services - 1.3%
InfoSpace [1]	2,700	22,572
United Online	3,300	17,259

		39,831

IT Services - 1.2%
Dynamics Research [1]	4,100	36,572

Semiconductors & Semiconductor Equipment - 4.2%
Amtech Systems [1]	1,700	13,600
Brooks Automation	3,700	30,155
Cohu	3,600	35,568
Integrated Silicon Solution [1]	7,000	54,670

		133,993

Software - 4.2%
Actuate Corporation [1]	9,100	50,232
ePlus [1]	1,500	37,005
Manhattan Associates [1]	800	26,464
Net 1 UEPS Technologies [1]	3,100	20,150

		133,851

Total		717,865

Materials – 9.0%
Chemicals - 1.1%
Stepan Company	500	33,590

Metals & Mining - 6.8%
Aurizon Mines [1]	6,600	33,462
Endeavour Silver [1]	3,900	35,022
Horsehead Holding Corporation [1]	3,400	25,228
Materion Corporation [1]	1,100	24,948
Richmont Mines [1]	5,800	61,306
Universal Stainless & Alloy Products [1]	1,400	35,588

		215,554

Paper & Forest Products - 1.1%
KapStone Paper and Packaging [1]	2,500	34,725

Total		283,869

Miscellaneous [6] – 4.3%
Total		136,481

TOTAL COMMON STOCKS
(Cost $3,439,816)		3,008,321

REPURCHASE AGREEMENT – 5.6%
Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $179,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.38% due 8/22/12, valued at $185,000)
(Cost $179,000)		179,000

TOTAL INVESTMENTS – 100.6%
(Cost $3,618,816)		3,187,321

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.6)%		(19,516)

NET ASSETS – 100.0%		$3,167,805

SCHEDULES OF INVESTMENTS
ROYCE FINANCIAL SERVICES FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.9%

Capital Markets - 56.2%
Affiliated Managers Group [1]	1,900	$148,295
AGF Management Cl. B	9,600	138,884
AllianceBernstein Holding L.P.	21,100	288,015
Apollo Global Management Cl. A	22,000	225,280
Artio Global Investors Cl. A	25,000	199,000
Ashmore Group	85,000	426,214
Azimut Holding	10,675	73,606
Bank Sarasin & Co. Cl. B	3,085	94,231
Banque Privee Edmond de Rothschild	3	80,771
Citadel Capital (Rights) [1,4]	47,610	0
Cohen & Steers	8,900	255,875
Coronation Fund Managers	62,000	151,722
Cowen Group Cl. A [1]	60,000	162,600
Daewoo Securities (Rights) [1,4]	2,133	4,020
Diamond Hill Investment Group	2,500	173,475
Edelman Financial Group (The)	18,200	117,572
Egyptian Financial Group-Hermes Holding [1]	25,500	72,221
FBR & Co. [1]	29,000	69,020
Federated Investors Cl. B	11,900	208,607
GAMCO Investors Cl. A	3,300	129,987
GFI Group	10,300	41,406
Gleacher & Company [1]	14,000	16,660
GMP Capital	6,000	41,626
Invesco	20,200	313,302
Investec	8,500	45,841
IOOF Holdings	11,528	59,555
Janus Capital Group	10,700	64,200
Jefferies Group	13,500	167,535
Jupiter Fund Management	82,000	248,841
KBW	4,500	62,055
KKR & Co. L.P.	16,000	166,400
Lazard Cl. A	5,000	105,500
MF Global Holdings [1]	16,000	66,080
MVC Capital	3,800	39,786
Northern Trust	8,400	293,832
Numis Corporation	28,000	38,812
Och-Ziff Capital Management Group LLC Cl. A	9,000	82,170
Oppenheimer Holdings Cl. A	9,300	149,172
Partners Group Holding	1,000	164,532
Raymond James Financial	5,100	132,396
Reinet Investments [1]	5,500	85,932
Samsung Securities	1,600	69,073
SEI Investments	14,100	216,858
SHUAA Capital [1]	580,000	116,971
SPARX Group [1]	400	35,055
Sprott	48,900	303,321
Stifel Financial [1]	7,338	194,897
T. Rowe Price Group	4,400	210,188
Tokai Tokyo Financial Holdings	9,400	28,533
U.S. Global Investors Cl. A	19,700	133,566
UOB-Kay Hian Holdings	95,000	110,314
Value Partners Group	430,000	161,419
Virtus Investment Partners [1]	5,100	273,462
Vontobel Holding	3,000	75,496
VZ Holding	2,600	260,420
Waddell & Reed Financial Cl. A	5,900	147,559
Westwood Holdings Group	5,300	183,115

Total		7,925,275

Commercial Banks - 5.2%
Bank of N.T. Butterfield & Son [1,4]	1	1
BOK Financial	7,000	328,230
CapitalSource	24,000	147,360
Fauquier Bankshares	2,400	27,792
First Republic Bank [1]	8,400	194,544
Peapack-Gladstone Financial	2,835	28,577

Total		726,504

Consumer Finance - 1.7%
Credit Acceptance [1]	1,066	68,608
World Acceptance [1]	3,000	167,850

Total		236,458

Diversified Financial Services - 5.2%
Bolsas y Mercados Espanoles	4,000	107,420
Hellenic Exchanges	10,500	41,036
Interactive Brokers Group Cl. A	12,600	175,518
MSCI Cl. A [1]	2,800	84,924
RHJ International [1]	10,000	51,662
Singapore Exchange	25,000	125,419
Warsaw Stock Exchange	12,000	152,611

Total		738,590

Insurance - 14.7%
Alleghany Corporation [1]	800	230,800
Berkley (W.R.)	5,100	151,419
Brown & Brown	2,600	46,280
E-L Financial	400	153,198
Everest Re Group	2,200	174,636
First American Financial	10,000	128,000
Greenlight Capital Re Cl. A [1]	9,000	186,660
Hilltop Holdings [1]	5,200	37,492
Marsh & McLennan	9,300	246,822
Platinum Underwriters Holdings	5,500	169,125
Primerica	6,400	137,984
RLI	1,100	69,938
State Auto Financial	11,000	144,650
Validus Holdings	2,300	57,316
Willis Group Holdings	4,000	137,480

Total		2,071,800

IT Services - 3.1%
MasterCard Cl. A	700	222,012
Western Union	14,000	214,060

Total		436,072

Media - 1.8%
Morningstar	4,600	259,624

Total		259,624

Metals & Mining - 0.2%
Endeavour Mining [1]	17,900	34,163

Total		34,163

Professional Services - 2.0%
Verisk Analytics Cl. A [1]	8,000	278,160

Total		278,160

Real Estate Management & Development - 2.5%
Jones Lang LaSalle	2,100	108,801
Kennedy-Wilson Holdings	22,676	240,366

Total		349,167

Software - 1.1%
Fair Isaac	7,400	161,542

Total		161,542

Trading Companies & Distributors - 2.3%
Air Lease Cl. A [1]	16,900	324,480

Total		324,480

Miscellaneous [6] - 1.9%
Total		274,773

TOTAL COMMON STOCKS
(Cost $15,448,358)		13,816,608

PREFERRED STOCK – 0.0%
Bank of N.T. Butterfield & Son 0.00%
Conv. [4]
(Cost $555)	459	471

REPURCHASE AGREEMENT – 3.0%
Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $423,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.75% due 8/22/12, valued at $436,450)
(Cost $423,000)		423,000

TOTAL INVESTMENTS – 100.9%
(Cost $15,871,913)		14,240,079

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.9)%		(127,221)

NET ASSETS – 100.0%		$14,112,858

SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.4%

Consumer Discretionary – 9.7%
Auto Components - 0.1%
Tianneng Power International	324,000	$131,469
Xinyi Glass Holdings	130,000	53,955

		185,424

Automobiles - 0.0%
Thor Industries	4,000	88,600

Distributors - 0.1%
Weyco Group	11,600	258,680

Diversified Consumer Services - 0.8%
Benesse Holdings	4,000	176,218
Regis Corporation	127,800	1,800,702

		1,976,920

Hotels, Restaurants & Leisure - 0.2%
Abu Dhabi National Hotels [4]	642,000	436,979

Household Durables - 1.2%
Ethan Allen Interiors	49,000	666,890
Hanssem	34,300	560,419
Harman International Industries	57,400	1,640,492
Hunter Douglas	5,000	199,593

		3,067,394

Internet & Catalog Retail - 0.3%
Manutan International	2,100	118,348
PetMed Express	56,000	504,000

		622,348

Media - 0.4%
Pico Far East Holdings	1,278,000	196,182
Value Line	30,000	344,700
World Wrestling Entertainment Cl. A	63,319	564,172

		1,105,054

Specialty Retail - 5.3%
American Eagle Outfitters	129,200	1,514,224
Ascena Retail Group [1]	94,742	2,564,666
Buckle (The)	76,810	2,954,112
Cato Corporation (The) Cl. A	23,710	534,898
Fielmann	3,200	321,309
GameStop Corporation Cl. A [1]	120,900	2,792,790
Guess?	76,600	2,182,334
Le Chateau Cl. A	10,000	36,263
Lewis Group	41,000	354,296
Williams-Sonoma	5,100	157,029

		13,411,921

Textiles, Apparel & Luxury Goods - 1.3%
Barry (R.G.)	126,165	1,337,349
Marimekko	22,500	321,124
Stella International Holdings	314,000	696,032
Wolverine World Wide	26,812	891,499

		3,246,004

Total		24,399,324

Consumer Staples – 3.6%
Beverages - 0.1%
Thai Beverage	740,000	143,900

Food & Staples Retailing - 0.5%
Village Super Market Cl. A	57,359	1,373,174

Food Products - 1.6%
China Green (Holdings)	168,000	30,927
Hormel Foods	13,600	367,472
Industrias Bachoco ADR	6,100	137,067
J&J Snack Foods	30,116	1,447,074
Lancaster Colony	23,000	1,403,230
Lindt & Spruengli	4	138,196
Sanderson Farms	1,300	61,750
Super Group	346,000	412,407

		3,998,123

Personal Products - 1.4%
Inter Parfums	32,419	500,874
Nu Skin Enterprises Cl. A	71,772	2,908,201

		3,409,075

Total		8,924,272

Energy – 3.8%
Energy Equipment & Services - 2.4%
Ensco ADR	44,600	1,803,178
Ensign Energy Services	25,300	331,973
Exterran Partners L.P.	6,404	140,376
Helmerich & Payne	45,100	1,831,060
Lamprell	92,300	368,912
Lufkin Industries	7,400	393,754
Oil States International [1]	7,000	356,440
TGS-NOPEC Geophysical	18,500	343,885
Tidewater	12,600	529,830

		6,099,408

Oil, Gas & Consumable Fuels - 1.4%
Cimarex Energy	2,600	144,820
Energen Corporation	49,300	2,015,877
Golar LNG	10,700	340,046
Natural Resource Partners L.P.	37,500	951,000

		3,451,743

Total		9,551,151

Financials – 31.4%
Capital Markets - 14.1%
Affiliated Managers Group [1]	19,800	1,545,390
AGF Management Cl. B	23,900	345,762
AllianceBernstein Holding L.P.	122,600	1,673,490
Apollo Global Management Cl. A	179,800	1,841,152
Apollo Investment	7,300	54,896
Artio Global Investors Cl. A	198,000	1,576,080
Ashmore Group	406,000	2,035,799
Banca Generali	4,200	39,775
Bank Sarasin & Co. Cl. B	27,600	843,040
Close Brothers Group	18,000	183,821
Cohen & Steers	24,200	695,750
Edelman Financial Group (The)	189,000	1,220,940
Egyptian Financial Group-Hermes Holding [1]	106,000	300,214
Epoch Holding Corporation	51,800	702,926
Federated Investors Cl. B	205,700	3,605,921
Fortress Investment Group Cl. A [1]	50,000	150,500
Gluskin Sheff + Associates	9,200	145,827
GMP Capital	6,500	45,095
Invesco	95,200	1,476,552
Investec	52,200	281,516
Jefferies Group	135,000	1,675,350
Jupiter Fund Management	500,000	1,517,325
KKR & Co. L.P.	179,700	1,868,880
Lazard Cl. A	76,700	1,618,370
Och-Ziff Capital Management Group LLC Cl. A	108,100	986,953
Partners Group Holding	500	82,266
Raymond James Financial	7,800	202,488
SEI Investments	125,600	1,931,728
Sprott	200,000	1,240,576
T. Rowe Price Group	42,000	2,006,340
U.S. Global Investors Cl. A	84,000	569,520
Value Partners Group	1,225,000	459,857
VZ Holding	1,000	100,162
Waddell & Reed Financial Cl. A	37,600	940,376
Westwood Holdings Group	41,173	1,422,527

		35,387,164

Commercial Banks - 2.5%
Bank of Hawaii	55,900	2,034,760
BOK Financial	43,900	2,058,471
City Holding Company	49,305	1,330,742
Fauquier Bankshares	4,400	50,952
First Republic Bank [1]	26,600	616,056
National Bankshares	5,013	120,964
Peapack-Gladstone Financial	2,205	22,226

		6,234,171

Diversified Financial Services - 1.0%
Hellenic Exchanges	45,000	175,868
KKR Financial Holdings LLC	228,350	1,696,640
Singapore Exchange	140,000	702,346

		2,574,854

Insurance - 11.3%
Allied World Assurance Company Holdings	54,544	2,929,558
Alterra Capital Holdings	47,900	908,663
Aspen Insurance Holdings	33,700	776,448
Berkley (W.R.)	60,500	1,796,245
Brown & Brown	13,600	242,080
Cincinnati Financial	4,700	123,751
E-L Financial	4,900	1,876,674
Endurance Specialty Holdings	23,800	812,770
Erie Indemnity Cl. A	30,000	2,135,400
Fidelity National Financial Cl. A	45,000	683,100
First American Financial	33,200	424,960
HCC Insurance Holdings	36,600	990,030
Marsh & McLennan	85,900	2,279,786
Montpelier Re Holdings	37,000	654,160
Old Republic International	212,600	1,896,392
PartnerRe	19,800	1,034,946
Reinsurance Group of America	60,680	2,788,246
StanCorp Financial Group	36,500	1,006,305
Transatlantic Holdings	29,100	1,411,932
United Fire & Casualty	11,900	210,511
Validus Holdings	15,337	382,198
Willis Group Holdings	87,800	3,017,686

		28,381,841

Real Estate Investment Trusts (REITs) - 2.2%
Colony Financial	133,700	1,727,404
CommonWealth REIT	6,250	118,563
Cousins Properties	40,010	234,058
DCT Industrial Trust	98,400	431,976
Essex Property Trust	8,000	960,320
Lexington Realty Trust	58,706	383,937
National Health Investors	38,700	1,630,431

		5,486,689

Real Estate Management & Development - 0.2%
Kennedy-Wilson Holdings	48,600	515,160

Thrifts & Mortgage Finance - 0.1%
Capitol Federal Financial	27,000	285,120

Total		78,864,999

Health Care – 4.7%
Health Care Equipment & Supplies - 0.7%
Atrion Corporation	7,400	1,534,686
Carl Zeiss Meditec	9,500	167,771

		1,702,457

Health Care Providers & Services - 3.5%
Chemed Corporation	36,400	2,000,544
Landauer	41,100	2,036,094
MEDNAX [1]	27,800	1,741,392
OdontoPrev	12,800	189,183
Owens & Minor	101,500	2,890,720

		8,857,933

Life Sciences Tools & Services - 0.2%
Pharmaceutical Product Development	22,700	582,482

Pharmaceuticals - 0.3%
Adcock Ingram Holdings	48,900	363,651
Boiron	1,500	40,900
Hikma Pharmaceuticals	11,000	97,365
Recordati	20,000	173,885

		675,801

Total		11,818,673

Industrials – 22.9%
Aerospace & Defense - 0.9%
American Science & Engineering	7,480	456,654
Cubic Corporation	24,200	945,494
Ducommun	6,600	98,868
HEICO Corporation Cl. A	23,125	778,388

		2,279,404

Air Freight & Logistics - 1.0%
Forward Air	88,000	2,239,600
Pacer International [1]	8,000	30,000
UTi Worldwide	16,700	217,768

		2,487,368

Building Products - 1.2%
AAON	78,350	1,234,012
American Woodmark	3,700	44,807
Geberit	1,000	183,835
Insteel Industries	72,000	725,040
TOTO	74,000	653,733
WaterFurnace Renewable Energy	6,000	106,041

		2,947,468

Commercial Services & Supplies - 2.2%
Brink’s Company (The)	76,900	1,792,539
CompX International Cl. A	25,800	327,660
Interface Cl. A	8,000	94,880
Mine Safety Appliances	35,000	943,600
Ritchie Bros. Auctioneers	88,900	1,794,891
Societe BIC	6,600	561,569
US Ecology	7,700	119,119

		5,634,258

Construction & Engineering - 0.3%
Jacobs Engineering Group [1]	12,000	387,480
Raubex Group	135,000	218,813

		606,293

Electrical Equipment - 2.7%
AZZ	51,600	2,000,532
Brady Corporation Cl. A	54,300	1,435,149
Franklin Electric	6,000	217,680
Hubbell Cl. B	36,700	1,818,118
LSI Industries	33,200	206,836
Preformed Line Products	13,100	599,980
Regal-Beloit	11,400	517,332

		6,795,627

Industrial Conglomerates - 0.2%
Raven Industries	9,600	462,720

Machinery - 9.8%
Burckhardt Compression Holding	1,600	316,042
CLARCOR	45,300	1,874,514
Donaldson Company	40,400	2,213,920
Flowserve Corporation	7,900	584,600
Foster (L.B.) Company Cl. A	110,500	2,456,415
Gardner Denver	10,000	635,500
Graco	44,800	1,529,472
Kaydon Corporation	45,500	1,304,940
Kennametal	72,400	2,370,376
Lincoln Electric Holdings	60,300	1,749,303
Lindsay Corporation	32,800	1,764,640
Met-Pro Corporation	62,000	531,960
Nordson Corporation	15,400	611,996
Pall Corporation	9,900	419,760
Pfeiffer Vacuum Technology	13,500	1,175,873
Rational	1,000	222,898
Semperit AG Holding	12,000	476,909
Spirax-Sarco Engineering	36,500	1,014,990
Tennant Company	18,400	650,808
Valmont Industries	34,900	2,720,106

		24,625,022

Professional Services - 1.8%
Corporate Executive Board	3,900	116,220
Kelly Services Cl. A	39,200	446,880
ManpowerGroup	55,300	1,859,186
Michael Page International	36,000	204,792
Towers Watson & Company Cl. A	32,900	1,966,762

		4,593,840

Road & Rail - 1.7%
Arkansas Best	99,200	1,602,080
Landstar System	66,300	2,622,828

		4,224,908

Trading Companies & Distributors - 0.9%
Applied Industrial Technologies	71,006	1,928,523
Houston Wire & Cable	37,700	433,173

		2,361,696

Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Centro Norte ADR	14,600	189,654
Grupo Aeroportuario del Pacifico ADR	11,500	381,915

		571,569

Total		57,590,173

Information Technology – 7.4%
Communications Equipment - 0.3%
ADTRAN	3,300	87,318
Plantronics	14,266	405,868
Tellabs	84,500	362,505

		855,691

Computers & Peripherals - 0.1%
Diebold	13,800	379,638

Electronic Equipment, Instruments & Components - 5.8%
Amphenol Corporation Cl. A	47,100	1,920,267
AVX Corporation	148,300	1,760,321
Cognex Corporation	78,700	2,133,557
DDi Corporation	140,446	1,016,829
Domino Printing Sciences	36,000	258,437
Electro Rent	15,900	219,579
FLIR Systems	53,200	1,332,660
Littelfuse	50,146	2,016,371
Molex	91,000	1,853,670
MTS Systems	3,500	107,240
National Instruments	78,500	1,794,510
Vaisala Cl. A	3,300	75,693

		14,489,134

IT Services - 1.1%
CoreLogic [1]	9,300	99,231
Jack Henry & Associates	9,700	281,106
MAXIMUS	33,430	1,166,707
Total System Services	67,700	1,146,161

		2,693,205

Semiconductors & Semiconductor Equipment - 0.1%
Aixtron ADR	15,000	217,800

Total		18,635,468

Materials – 9.9%
Chemicals - 3.5%
Balchem Corporation	50,150	1,871,096
Cabot Corporation	11,500	284,970
International Flavors & Fragrances	40,700	2,288,154
Quaker Chemical	72,000	1,866,240
Stepan Company	31,300	2,102,734
Victrex	7,500	126,708
Westlake Chemical	7,300	250,244

		8,790,146

Containers & Packaging - 1.7%
AptarGroup	45,200	2,019,084
Greif Cl. A	55,500	2,380,395

		4,399,479

Metals & Mining - 4.6%
Allegheny Technologies	13,000	480,870
Aquarius Platinum	81,500	223,469
Carpenter Technology	16,000	718,240
Commercial Metals	18,700	177,837
Compass Minerals International	26,100	1,742,958
Endeavour Mining [1]	90,000	171,772
Fresnillo	18,000	442,924
Kingsgate Consolidated	33,000	228,164
Major Drilling Group International (Sub. Receipts) [1,4]	88,000	868,327
Nucor Corporation	84,600	2,676,744
Reliance Steel & Aluminum	16,000	544,160
Schnitzer Steel Industries Cl. A	12,400	456,320
Sims Metal Management ADR	96,000	1,136,640
Steel Dynamics	21,000	208,320
Worthington Industries	101,800	1,422,146

		11,498,891

Paper & Forest Products - 0.1%
China Forestry Holdings [1,4]	920,000	174,256
Duratex	16,489	75,506

		249,762

Total		24,938,278

Telecommunication Services – 0.0%
Diversified Telecommunication Services - 0.0%
Citic Telecom International Holdings	551,000	104,209

Total		104,209

Utilities – 0.1%
Electric Utilities - 0.1%
Northeast Utilities	4,100	137,965

Total		137,965

Miscellaneous [6] – 3.9%
Total		9,821,266

TOTAL COMMON STOCKS
(Cost $280,064,077)		244,785,778

PREFERRED STOCK – 0.0%
Bank of N.T. Butterfield & Son 0.00% Conv. [4]
(Cost $422)	350	359

REPURCHASE AGREEMENT – 1.4%
Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $3,634,003 (collateralized
by obligations of various U.S. Government
Agencies, 1.75% due 8/22/12, valued at $3,725,050)
(Cost $3,634,000)		3,634,000

TOTAL INVESTMENTS – 98.8%
(Cost $283,698,499)		248,420,137

CASH AND OTHER ASSETS
LESS LIABILITIES – 1.2%		3,023,698

NET ASSETS – 100.0%		$251,443,835

SCHEDULES OF INVESTMENTS
ROYCE SMID-CAP VALUE FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.6%

Consumer Discretionary – 10.7%
Auto Components - 3.3%
Autoliv	7,100	$344,350

Automobiles - 1.9%
Thor Industries	9,200	203,780

Specialty Retail - 5.5%
Ascena Retail Group [1]	6,100	165,127
GameStop Corporation Cl. A [1]	17,800	411,180

		576,307

Total		1,124,437

Consumer Staples – 0.8%
Food Products - 0.8%
Sanderson Farms	1,700	80,750

Total		80,750

Energy – 7.1%
Energy Equipment & Services - 7.1%
Ensco ADR	5,810	234,898
Helmerich & Payne	3,600	146,160
Pason Systems	9,400	119,485
Trican Well Service	12,300	174,423
Unit Corporation [1]	1,900	70,148

Total		745,114

Financials – 9.9%
Capital Markets - 9.9%
Affiliated Managers Group [1]	4,400	343,420
Ashmore Group	56,800	284,811
Partners Group Holding	500	82,266
Sprott	29,700	184,226
Value Partners Group	384,000	144,151

Total		1,038,874

Health Care – 4.4%
Biotechnology - 2.3%
Myriad Genetics [1]	13,100	245,494

Health Care Providers & Services - 1.1%
Schein (Henry) [1]	1,800	111,618

Life Sciences Tools & Services - 1.0%
PerkinElmer	5,280	101,429

Total		458,541

Industrials – 16.4%
Aerospace & Defense - 2.7%
Teledyne Technologies [1]	5,875	287,053

Construction & Engineering - 2.1%
Jacobs Engineering Group [1]	6,700	216,343

Electrical Equipment - 2.0%
Hubbell Cl. B	3,800	188,252
Thomas & Betts [1]	600	23,946

		212,198

Machinery - 9.6%
Kennametal	5,500	180,070
Lincoln Electric Holdings	10,900	316,209
Semperit AG Holding	8,200	325,888
Valmont Industries	2,425	189,004

		1,011,171

Total		1,726,765

Information Technology – 22.9%
Computers & Peripherals - 3.1%
Western Digital [1]	12,500	321,500

Electronic Equipment, Instruments & Components - 5.7%
Arrow Electronics [1]	6,200	172,236
Avnet [1]	6,000	156,480
AVX Corporation	9,600	113,952
FEI Company [1]	2,700	80,892
Molex	3,734	76,062

		599,622

Semiconductors & Semiconductor Equipment - 14.1%
Analog Devices	11,800	368,750
Cabot Microelectronics [1]	1,500	51,585
International Rectifier [1]	17,942	334,080
Lam Research [1]	6,700	254,466
Teradyne [1]	31,750	349,567
Veeco Instruments [1]	5,100	124,440

		1,482,888

Total		2,404,010

Materials – 24.4%
Chemicals - 4.1%
LSB Industries [1]	4,300	123,281
Westlake Chemical	9,100	311,948

		435,229

Metals & Mining - 19.2%
Allied Nevada Gold [1]	12,500	447,625
Centamin Egypt [1]	51,200	77,687
Globe Specialty Metals	22,700	329,604
Hochschild Mining	21,300	135,190
Pan American Silver	10,500	281,085
Reliance Steel & Aluminum	9,000	306,090
Schnitzer Steel Industries Cl. A	1,900	69,920
Seabridge Gold [1]	9,700	218,056
Silver Standard Resources [1]	7,900	144,965

		2,010,222

Paper & Forest Products - 1.1%
Stella-Jones	3,225	112,024

Total		2,557,475

TOTAL COMMON STOCKS
(Cost $12,662,493)		10,135,966

REPURCHASE AGREEMENT – 3.0%
Fixed Income Clearing Corporation, 0.01% dated 9/30/11, due 10/3/11, maturity value $318,000 (collateralized by obligations of various U.S. Government Agencies, 0.255% due 7/20/12, valued at $330,000) (Cost $318,000)		318,000

TOTAL INVESTMENTS – 99.6%
(Cost $12,980,493)		10,453,966

CASH AND OTHER ASSETS LESS LIABILITIES – 0.4%		42,720

NET ASSETS – 100.0%		$10,496,686

SCHEDULES OF INVESTMENTS
ROYCE FOCUS VALUE FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.2%

Consumer Discretionary – 6.4%
Automobiles - 1.5%
Thor Industries	5,500	$121,825

Specialty Retail - 4.9%
Buckle (The)	3,500	134,610
GameStop Corporation Cl. A [1]	11,500	265,650

		400,260

Total		522,085

Consumer Staples – 4.9%
Food Products - 4.9%
Cal-Maine Foods	5,000	157,150
Industrias Bachoco ADR	4,500	101,115
Sanderson Farms	3,000	142,500

Total		400,765

Energy – 11.2%
Energy Equipment & Services - 8.1%
Ensco ADR	5,000	202,150
Helmerich & Payne	3,500	142,100
Pason Systems	5,500	69,911
Trican Well Service	12,000	170,169
Unit Corporation [1]	2,000	73,840

		658,170

Oil, Gas & Consumable Fuels - 3.1%
Exxon Mobil	3,500	254,205

Total		912,375

Financials – 19.8%
Capital Markets - 15.3%
Affiliated Managers Group [1]	2,400	187,320
Ashmore Group	30,000	150,428
Franklin Resources	2,500	239,100
INTL FCStone [1]	4,000	83,040
Knight Capital Group Cl. A [1]	8,000	97,280
Partners Group Holding	700	115,173
Sprott	18,000	111,652
U.S. Global Investors Cl. A	20,000	135,600
Value Partners Group	350,000	131,388

		1,250,981

Insurance - 3.5%
Berkshire Hathaway Cl. B [1]	4,000	284,160

Real Estate Management & Development - 1.0%
Kennedy-Wilson Holdings	8,000	84,800

Total		1,619,941

Government Bonds – 1.2%
ProShares UltraShort 20+ Year Treasury [1]	5,000	97,200

Total		97,200

Health Care – 1.7%
Biotechnology - 1.7%
Myriad Genetics [1]	7,500	140,550

Total		140,550

Industrials – 3.1%
Construction & Engineering - 1.6%
Jacobs Engineering Group [1]	4,000	129,160

Road & Rail - 1.5%
Patriot Transportation Holding [1]	6,000	121,260

Total		250,420

Information Technology – 16.6%
Computers & Peripherals - 4.2%
SanDisk Corporation [1]	3,000	121,050
Western Digital [1]	8,500	218,620

		339,670

Semiconductors & Semiconductor Equipment - 9.4%
Aixtron ADR	3,500	50,820
Analog Devices	8,500	265,625
MKS Instruments	8,000	173,680
Teradyne [1]	15,000	165,150
Veeco Instruments [1]	4,500	109,800

		765,075

Software - 3.0%
Microsoft Corporation	10,000	248,900

Total		1,353,645

Materials – 29.3%
Chemicals - 6.6%
LSB Industries [1]	6,000	172,020
Mosaic Company (The)	5,000	244,850
Westlake Chemical	3,700	126,836

		543,706

Metals & Mining - 22.7%
Allied Nevada Gold [1]	9,000	322,290
Centamin Egypt [1]	70,000	106,212
Fresnillo	4,000	98,428
Globe Specialty Metals	8,500	123,420
Horsehead Holding Corporation [1]	10,000	74,200
Major Drilling Group International	12,500	123,342
Newmont Mining	4,200	264,180
Nucor Corporation	2,000	63,280
Pan American Silver	8,000	214,160
Reliance Steel & Aluminum	4,000	136,040
Schnitzer Steel Industries Cl. A	4,000	147,200
Seabridge Gold [1]	8,000	179,840

		1,852,592

Total		2,396,298

TOTAL COMMON STOCKS
(Cost $8,219,602)		7,693,279

REPURCHASE AGREEMENT – 5.4%
Fixed Income Clearing Corporation, 0.01% dated 9/30/11, due 10/3/11, maturity value $445,000 (collateralized by obligations of various U.S. Government Agencies, 1.75% due 8/22/12, valued at $456,750) (Cost $445,000)		445,000

TOTAL INVESTMENTS – 99.6%
(Cost $8,664,602)		8,138,279

CASH AND OTHER ASSETS LESS LIABILITIES – 0.4%		33,168

NET ASSETS – 100.0%		$8,171,447

SCHEDULES OF INVESTMENTS
ROYCE PARTNERS FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.9%

Consumer Discretionary – 7.1%
Household Durables - 4.9%
Hunter Douglas	400	$15,967
NVR [1]	100	60,398

		76,365

Media - 2.2%
Morningstar	600	33,864

Total		110,229

Energy – 2.7%
Energy Equipment & Services - 2.7%
Ensco ADR	500	20,215
Schlumberger	360	21,503

Total		41,718

Financials – 26.4%
Capital Markets - 18.7%
AllianceBernstein Holding L.P.	1,700	23,205
Ashmore Group	8,000	40,114
Bank of New York Mellon (The)	1,400	26,026
Bank Sarasin & Co. Cl. B	514	15,700
Citadel Capital [1]	16,000	9,628
Citadel Capital (Rights) [1,4]	5,078	0
Egyptian Financial Group-Hermes Holding [1]	3,500	9,913
Jupiter Fund Management	7,200	21,850
Northern Trust	900	31,482
SEI Investments	1,500	23,070
SHUAA Capital [1]	100,000	20,167
State Street	900	28,944
Value Partners Group	110,000	41,293

		291,392

Diversified Financial Services - 1.6%
Moody’s Corporation	800	24,360

Insurance - 6.1%
Alleghany Corporation [1]	102	29,427
E-L Financial	60	22,979
Marsh & McLennan	1,600	42,464

		94,870

Total		410,622

Government Bonds – 2.9%
ProShares UltraShort 20+ Year Treasury [1]	2,300	44,712

Total		44,712

Health Care – 0.6%
Pharmaceuticals - 0.6%
Adcock Ingram Holdings	1,300	9,668

Total		9,668

Industrials – 31.5%
Building Products - 0.8%
Ameresco Cl. A [1]	1,300	13,208

Commercial Services & Supplies - 4.8%
Brink’s Company (The)	1,620	37,762
Ritchie Bros. Auctioneers	1,800	36,342

		74,104

Construction & Engineering - 4.1%
EMCOR Group [1]	1,300	26,429
Fluor Corporation	800	37,240

		63,669

Electrical Equipment - 1.8%
GrafTech International [1]	2,250	28,575

Machinery - 8.4%
Foster (L.B.) Company Cl. A	800	17,784
Graco	600	20,484
Spirax-Sarco Engineering	800	22,247
Valmont Industries	900	70,146

		130,661

Professional Services - 6.6%
Advisory Board (The) [1]	600	38,718
ManpowerGroup	700	23,534
Verisk Analytics Cl. A [1]	1,170	40,681

		102,933

Road & Rail - 3.6%
Landstar System	800	31,648
Patriot Transportation Holding [1]	1,200	24,252

		55,900

Trading Companies & Distributors - 1.4%
Air Lease Cl. A [1]	1,100	21,120

Total		490,170

Information Technology – 10.9%
Electronic Equipment, Instruments & Components - 6.0%
Amphenol Corporation Cl. A	300	12,231
Anixter International	500	23,720
Corning	800	9,888
IPG Photonics [1]	1,100	47,784

		93,623

IT Services - 4.1%
MasterCard Cl. A	100	31,716
Western Union	2,100	32,109

		63,825

Software - 0.8%
Microsoft Corporation	500	12,445

Total		169,893

Materials – 9.8%
Chemicals - 1.2%
Sigma-Aldrich Corporation	300	18,537

Containers & Packaging - 6.6%
Greif Cl. A	700	30,023
Mayr-Melnhof Karton	800	72,001

		102,024

Metals & Mining - 2.0%
Nucor Corporation	1,000	31,640

Total		152,201

TOTAL COMMON STOCKS
(Cost $1,657,400)		1,429,213

REPURCHASE AGREEMENT – 9.2%
Fixed Income Clearing Corporation, 0.01% dated 9/30/11, due 10/3/11, maturity value $144,000 (collateralized by obligations of various U.S. Government Agencies, 1.75% due 8/22/12, valued at $152,250) (Cost $144,000)		144,000

TOTAL INVESTMENTS – 101.1%
(Cost $1,801,400)		1,573,213

LIABILITIES LESS CASH AND OTHER ASSETS – (1.1)%		(17,459)

NET ASSETS – 100.0%		$1,555,754

SCHEDULES OF INVESTMENTS
ROYCE MID-CAP FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.0%

Consumer Discretionary – 17.5%
Auto Components - 2.9%
Autoliv	3,100	$150,350

Household Durables - 0.9%
Toll Brothers [1]	3,400	49,062

Leisure Equipment & Products - 1.7%
Hasbro	2,650	86,417

Multiline Retail - 1.7%
Dollar Tree [1]	1,200	90,132

Specialty Retail - 8.3%
American Eagle Outfitters	6,000	70,320
Chico’s FAS	7,600	86,868
GameStop Corporation Cl. A [1]	7,400	170,940
Staples	8,000	106,400

		434,528

Textiles, Apparel & Luxury Goods - 2.0%
Warnaco Group (The) [1]	2,200	101,398

Total		911,887

Consumer Staples – 1.7%
Food Products - 1.7%
J.M. Smucker Company (The)	1,200	87,468

Total		87,468

Energy – 11.7%
Energy Equipment & Services - 6.3%
C&J Energy Services [1]	4,000	65,760
Ensco ADR	3,200	129,376
Helmerich & Payne	1,300	52,780
Trican Well Service	5,800	82,248

		330,164

Oil, Gas & Consumable Fuels - 5.4%
Alpha Natural Resources [1]	3,600	63,684
Nexen	5,100	78,999
QEP Resources	5,000	135,350

		278,033

Total		608,197

Financials – 8.3%
Capital Markets - 8.3%
Affiliated Managers Group [1]	1,050	81,953
Ashmore Group	19,000	95,271
Partners Group Holding	425	69,926
T. Rowe Price Group	1,950	93,152
TD AMERITRADE Holding Corporation	6,300	92,641

Total		432,943

Health Care – 8.3%
Biotechnology - 4.7%
Biogen Idec [1]	1,200	111,780
Cubist Pharmaceuticals [1]	1,800	63,576
Myriad Genetics [1]	3,700	69,338

		244,694

Health Care Equipment & Supplies - 1.6%
C.R. Bard	950	83,163

Pharmaceuticals - 2.0%
Santen Pharmaceutical	1,400	58,509
UCB	1,100	46,841

		105,350

Total		433,207

Industrials – 10.4%
Aerospace & Defense - 2.6%
Goodrich Corporation	530	63,960
Rockwell Collins	1,400	73,864

		137,824

Commercial Services & Supplies - 1.2%
Cintas Corporation	2,200	61,908

Construction & Engineering - 1.2%
Jacobs Engineering Group [1]	1,900	61,351

Electrical Equipment - 1.6%
Regal-Beloit	1,900	86,222

Machinery - 3.8%
Flowserve Corporation	1,400	103,600
Parker Hannifin	1,500	94,695

		198,295

Total		545,600

Information Technology – 19.5%
Computers & Peripherals - 6.0%
SanDisk Corporation [1]	4,000	161,400
Western Digital [1]	5,800	149,176

		310,576

IT Services - 0.8%
TeleTech Holdings [1]	2,900	44,196

Semiconductors & Semiconductor Equipment - 10.7%
Analog Devices	6,000	187,500
Lam Research [1]	3,350	127,233
LSI Corporation [1]	23,450	121,471
Teradyne [1]	11,000	121,110

		557,314

Software - 2.0%
CA	5,400	104,814

Total		1,016,900

Materials – 16.1%
Chemicals - 1.7%
Agrium	1,300	86,658

Containers & Packaging - 1.1%
Greif Cl. A	1,400	60,046

Metals & Mining - 13.3%
Agnico-Eagle Mines	1,650	98,208
Allegheny Technologies	4,000	147,960
Allied Nevada Gold [1]	3,900	139,659
IAMGOLD Corporation	4,000	79,120
Pan American Silver	2,500	66,925
Reliance Steel & Aluminum	4,700	159,847

		691,719

Total		838,423

Miscellaneous [6] – 0.5%
Total		28,140

TOTAL COMMON STOCKS
(Cost $5,662,949)		4,902,765

REPURCHASE AGREEMENT – 7.2%
Fixed Income Clearing Corporation, 0.01% dated 9/30/11, due 10/3/11, maturity value $375,000 (collateralized by obligations of various U.S. Government Agencies, 0.38% due 8/22/12, valued at $385,000) (Cost $375,000)		375,000

TOTAL INVESTMENTS – 101.2%
(Cost $6,037,949)		5,277,765

LIABILITIES LESS CASH AND OTHER ASSETS – (1.2)%		(64,024)

NET ASSETS – 100.0%		$5,213,741

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY MULTI-CAP FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.5%

Consumer Discretionary – 33.8%
Distributors - 3.4%
Genuine Parts	9,575	$486,410

Leisure Equipment & Products - 3.4%
Mattel	18,760	485,696

Media - 1.1%
Scripps Networks Interactive Cl. A	4,400	163,548

Multiline Retail - 6.7%
Kohl’s Corporation	10,075	494,683
Nordstrom	10,275	469,362

		964,045

Specialty Retail - 15.8%
Bed Bath & Beyond [1]	9,790	561,065
Gap (The)	21,975	356,874
Home Depot (The)	14,230	467,740
Limited Brands	12,925	497,742
Staples	29,145	387,628

		2,271,049

Textiles, Apparel & Luxury Goods - 3.4%
VF Corporation	4,090	497,017

Total		4,867,765

Consumer Staples – 10.6%
Food & Staples Retailing - 2.6%
Walgreen Company	11,525	379,057

Food Products - 2.7%
Hormel Foods	14,180	383,144

Household Products - 5.3%
Church & Dwight	6,635	293,267
Colgate-Palmolive	2,400	212,832
Kimberly-Clark	3,645	258,831

		764,930

Total		1,527,131

Energy – 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Occidental Petroleum	2,850	203,775

Total		203,775

Health Care – 13.4%
Health Care Equipment & Supplies - 7.1%
C.R. Bard	2,585	226,291
Medtronic	13,190	438,436
Stryker Corporation	7,595	357,952

		1,022,679

Health Care Providers & Services - 3.1%
Quest Diagnostics	8,925	440,538

Pharmaceuticals - 3.2%
Johnson & Johnson	7,365	469,224

Total		1,932,441

Industrials – 13.2%
Aerospace & Defense - 5.9%
Raytheon Company	12,300	502,701
United Technologies	4,955	348,634

		851,335

Industrial Conglomerates - 2.0%
3M	3,915	281,058

Machinery - 3.2%
Dover Corporation	5,495	256,067
Illinois Tool Works	4,905	204,048

		460,115

Trading Companies & Distributors - 2.1%
Grainger (W.W.)	2,020	302,071

Total		1,894,579

Information Technology – 26.1%
Communications Equipment - 3.8%
Cisco Systems	35,155	544,551

Electronic Equipment, Instruments & Components - 3.2%
Molex Cl. A	27,695	467,492

IT Services - 2.0%
Automatic Data Processing	1,000	47,150
International Business Machines	1,405	245,917

		293,067

Semiconductors & Semiconductor Equipment - 13.4%
Analog Devices	16,565	517,656
Applied Materials	42,640	441,324
Intel Corporation	23,310	497,202
Texas Instruments	17,850	475,703

		1,931,885

Software - 3.7%
Microsoft Corporation	21,150	526,423

Total		3,763,418

TOTAL COMMON STOCKS
(Cost $15,627,597)		14,189,109

REPURCHASE AGREEMENT – 1.5%
Fixed Income Clearing Corporation, 0.01% dated 9/30/11, due 10/3/11, maturity value $212,000 (collateralized by obligations of various U.S. Government Agencies, 1.75% due 8/22/12, valued at $218,225) (Cost $212,000)		212,000

TOTAL INVESTMENTS – 100.0%
(Cost $15,839,597)		14,401,109

CASH AND OTHER ASSETS LESS LIABILITIES – 0.0%		4,477

NET ASSETS – 100.0%		$14,405,586

SCHEDULES OF INVESTMENTS
ROYCE EUROPEAN SMALLER-COMPANIES FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.3%

Australia – 3.0%
Allied Gold Mining [1]	28,000	$80,488
Aquarius Platinum	60,000	164,516
Centamin Egypt [1]	190,000	276,576

Total		521,580

Austria – 6.3%
Mayr-Melnhof Karton	6,000	540,007
Semperit AG Holding	14,200	564,343

Total		1,104,350

Belgium – 4.6%
EVS Broadcast Equipment	6,000	311,660
GIMV	4,000	195,844
Sipef	4,000	309,575

Total		817,079

Denmark – 1.6%
H Lundbeck	3,700	70,355
SimCorp	1,500	214,447

Total		284,802

Egypt – 1.2%
Citadel Capital [1]	277,500	166,976
Citadel Capital (Rights) [1,4]	88,078	0
Egyptian Financial Group-Hermes Holding [1]	14,800	41,917

Total		208,893

Finland – 1.4%
Vaisala Cl. A	11,000	252,309

Total		252,309

France – 14.0%
Altamir Amboise [1]	20,000	174,573
Alten	2,600	70,079
Audika Groupe	7,000	149,541
Beneteau	17,500	248,239
bioMerieux	2,500	217,921
Boiron	9,000	245,402
Ipsen	8,000	240,776
Manutan International	3,000	169,068
Parrot [1]	10,500	214,960
Piscines Desjoyaux	15,000	97,823
Societe Internationale de Plantations d’Heveas	1,400	142,708
Vetoquinol	8,500	250,153
Virbac	1,500	243,126

Total		2,464,369

Germany – 17.1%
Aixtron	11,500	167,324
Carl Zeiss Meditec	22,500	397,351
Fuchs Petrolub	10,500	417,690
KWS Saat	1,400	259,884
Nemetschek	5,500	203,217
Pfeiffer Vacuum Technology	5,200	452,929
Puma AG Rudolf Dassler Sport	1,100	320,889
Rational	1,000	222,898
SMA Solar Technology	4,000	208,263
Takkt	30,000	361,033

Total		3,011,478

Greece – 1.8%
Hellenic Exchanges	40,000	156,327
JUMBO	30,100	156,121

Total		312,448

Ireland – 1.1%
Charter International	15,000	201,419

Total		201,419

Italy – 3.0%
Azimut Holding	18,200	125,493
Geox	25,000	90,751
Recordati	35,000	304,298

Total		520,542

Jersey – 0.4%
Randgold Resources	800	77,857

Total		77,857

Netherlands – 1.6%
ASM International	5,000	124,301
Fugro	3,100	156,968

Total		281,269

Norway – 2.9%
Ekornes	19,100	334,182
Marine Harvest	97,000	42,394
TGS-NOPEC Geophysical	7,500	139,413

Total		515,989

Peru – 2.2%
Hochschild Mining	62,500	396,683

Total		396,683

South Africa – 7.4%
Adcock Ingram Holdings	40,000	297,465
Advtech	150,000	103,186
Discovery Holdings	35,000	171,384
Lewis Group	35,000	302,448
Northam Platinum	55,000	223,891
Raubex Group	130,000	210,709

Total		1,309,083

Spain – 1.1%
Almirall	28,700	202,459

Total		202,459

Switzerland – 11.0%
Bank Sarasin & Co. Cl. B	5,500	167,997
Banque Privee Edmond de Rothschild	5	134,618
Burckhardt Compression Holding	1,900	375,300
Inficon Holding	1,000	145,850
Logitech International [1]	21,600	165,973
Partners Group Holding	2,000	329,065
Sika	65	114,918
Sonova Holding	3,000	270,715
Sulzer	1,600	163,796
VZ Holding	700	70,113

Total		1,938,345

Turkey – 1.5%
Mardin Cimento Sanayii	77,500	258,526

Total		258,526

United Arab Emirates – 2.5%
Abu Dhabi National Hotels [4]	205,000	139,534
Lamprell	75,000	299,766

Total		439,300

United Kingdom – 12.6%
Ashmore Group	80,000	401,143
Diploma	35,000	173,508
EnQuest [1]	135,000	185,912
JKX Oil & Gas	58,000	147,468
Jupiter Fund Management	145,000	440,024
Keller Group	30,000	155,669
Michael Page International	8,000	45,509
Rotork	7,500	180,532
Severfield-Rowen	80,000	185,789
Spirax-Sarco Engineering	11,000	305,887

Total		2,221,441

TOTAL COMMON STOCKS
(Cost $20,286,720)		17,340,221

REPURCHASE AGREEMENT – 2.1%
Fixed Income Clearing Corporation, 0.01% dated 9/30/11, due 10/3/11, maturity value $373,000 (collateralized by obligations of various U.S. Government Agencies, 0.23% due 8/15/12, valued at $385,000) (Cost $373,000)		373,000

TOTAL INVESTMENTS – 100.4%
(Cost $20,659,720)		17,713,221

LIABILITIES LESS CASH AND OTHER ASSETS – (0.4)%		(76,581)

NET ASSETS – 100.0%		$17,636,640

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL VALUE FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.7%

Australia – 5.0%
Aquarius Platinum	1,400,000	$3,838,717
Centamin Egypt [1]	4,500,000	6,827,940
CGA Mining [1]	1,250,000	2,791,297
Medusa Mining	1,496,000	9,778,663

Total		23,236,617

Austria – 6.1%
Mayr-Melnhof Karton	157,000	14,130,187
Semperit AG Holding	355,000	14,108,566

Total		28,238,753

Belgium – 2.8%
EVS Broadcast Equipment	90,000	4,674,908
GIMV	40,000	1,958,436
Sipef	80,000	6,191,507

Total		12,824,851

Brazil – 1.0%
Tegma Gestao Logistica	425,000	4,611,089

Total		4,611,089

Canada – 8.1%
Aurizon Mines [1]	400,000	2,028,000
Major Drilling Group International	400,000	3,946,942
Pan American Silver	420,000	11,243,400
Seabridge Gold [1]	260,000	5,844,800
Sprott	1,050,000	6,513,026
Trican Well Service	550,000	7,799,408

Total		37,375,576

China – 2.7%
China Forestry Holdings [1,4]	3,300,000	625,048
E-House China Holdings ADR	1,179,600	6,829,884
Li Ning	5,250,000	5,254,982

Total		12,709,914

Egypt – 1.6%
Citadel Capital [1]	5,350,000	3,219,177
Citadel Capital (Rights) [1,4]	1,698,091	0
Egyptian Financial Group-Hermes Holding [1]	1,462,500	4,142,095

Total		7,361,272

France – 1.3%
Boiron	115,000	3,135,692
Societe Internationale de Plantations d’Heveas	30,000	3,058,021

Total		6,193,713

Germany – 6.9%
Aixtron	275,000	4,001,213
Carl Zeiss Meditec	430,000	7,593,822
Fuchs Petrolub	150,000	5,966,998
Pfeiffer Vacuum Technology	113,000	9,842,488
SMA Solar Technology	90,000	4,685,921

Total		32,090,442

Hong Kong – 3.5%
Asian Citrus Holdings	6,750,000	3,125,517
Luk Fook Holdings (International)	1,500,000	4,293,434
Value Partners Group	22,990,000	8,630,296

Total		16,049,247

India – 2.3%
Graphite India	2,509,000	3,729,110
Maharashtra Seamless	952,000	6,823,704

Total		10,552,814

Italy – 1.2%
Recordati	650,000	5,651,251

Total		5,651,251

Japan – 12.0%
Benesse Holdings	15,900	700,468
FamilyMart	315,000	12,031,995
Moshi Moshi Hotline	900,000	8,782,037
Santen Pharmaceutical	350,000	14,627,292
Shimano	125,000	6,610,295
USS	150,000	12,759,037

Total		55,511,124

Mexico – 0.5%
Industrias Bachoco ADR	100,000	2,247,000

Total		2,247,000

Norway – 1.9%
Ekornes	185,000	3,236,844
TGS-NOPEC Geophysical	300,000	5,576,511

Total		8,813,355

Peru – 1.8%
Hochschild Mining	1,350,000	8,568,359

Total		8,568,359

South Africa – 5.2%
Adcock Ingram Holdings	1,000,000	7,436,617
Lewis Group	650,000	5,616,890
Northam Platinum	1,400,000	5,699,042
Raubex Group	3,225,759	5,228,440

Total		23,980,989

South Korea – 1.5%
MegaStudy	70,000	7,027,763

Total		7,027,763

Sweden – 1.0%
Autoliv	100,000	4,850,000

Total		4,850,000

Switzerland – 3.7%
Burckhardt Compression Holding	40,000	7,901,059
Partners Group Holding	37,500	6,169,962
Sika	1,700	3,005,538

Total		17,076,559

Turkey – 1.1%
Mardin Cimento Sanayii	1,600,000	5,337,311

Total		5,337,311

United Arab Emirates – 1.6%
Lamprell	1,800,000	7,194,392

Total		7,194,392

United Kingdom – 6.5%
Ashmore Group	2,075,000	10,404,636
Ensco ADR	113,000	4,568,590
Jupiter Fund Management	3,600,000	10,924,740
Spirax-Sarco Engineering	145,000	4,032,150

Total		29,930,116

United States – 15.4%
Allied Nevada Gold [1]	435,000	15,577,350
Analog Devices	210,000	6,562,500
Helmerich & Payne	155,000	6,293,000
Jacobs Engineering Group [1]	100,000	3,229,000
Lam Research [1]	150,000	5,697,000
Lincoln Electric Holdings	40,000	1,160,400
Nu Skin Enterprises Cl. A	250,000	10,130,000
Teradyne [1]	1,075,000	11,835,750
Veeco Instruments [1]	212,900	5,194,760
Western Digital [1]	225,000	5,787,000

Total		71,466,760

TOTAL COMMON STOCKS
(Cost $554,068,472)		438,899,267

REPURCHASE AGREEMENT – 2.9%
Fixed Income Clearing Corporation, 0.01% dated 9/30/11, due 10/3/11, maturity value $13,396,011 (collateralized by obligations of various U.S. Government Agencies, 0.22% due 8/24/12, valued at $13,733,130) (Cost $13,396,000)		13,396,000

TOTAL INVESTMENTS – 97.6%
(Cost $567,464,472)		452,295,267

CASH AND OTHER ASSETS LESS LIABILITIES – 2.4%		11,208,748

NET ASSETS – 100.0%		$463,504,015

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL SMALLER-COMPANIES FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.3%

Australia – 3.5%
Allied Gold Mining [1]	40,000	$114,983
Aquarius Platinum	40,000	109,678
Centamin Egypt [1]	65,000	98,626
CGA Mining [1]	45,000	100,487
IOOF Holdings	10,000	51,661
Medusa Mining	40,000	261,461

Total		736,896

Austria – 3.0%
Mayr-Melnhof Karton	3,000	270,003
Semperit AG Holding	9,000	357,682

Total		627,685

Belgium – 1.9%
EVS Broadcast Equipment	3,500	181,802
GIMV	2,000	97,922
Sipef	1,500	116,091

Total		395,815

Brazil – 2.5%
Duratex	35,000	160,271
Eternit	18,300	78,738
Grendene	40,000	164,872
Tegma Gestao Logistica	11,000	119,346

Total		523,227

Canada – 6.5%
Alexco Resource [1]	12,000	81,360
Aurizon Mines [1]	17,500	88,725
Ensign Energy Services	4,000	52,486
Gildan Activewear	7,600	196,384
Gluskin Sheff + Associates	5,000	79,254
Ivanhoe Mines [1]	2,900	39,730
Major Drilling Group International	9,000	88,806
Major Drilling Group International (Sub. Receipts) [1,4]	5,000	49,337
Pan American Silver	7,000	187,390
Ritchie Bros. Auctioneers	3,500	70,665
Seabridge Gold [1]	4,000	89,920
ShawCor Cl. A	2,300	53,401
Sprott	22,000	136,463
Trican Well Service	10,000	141,808

Total		1,355,729

Cayman Islands – 1.0%
Greenlight Capital Re Cl. A [1]	10,000	207,400

Total		207,400

China – 2.5%
Anta Sports Products	70,000	79,647
China Forestry Holdings [1,4]	201,000	38,071
Daphne International Holdings	125,000	108,866
E-House China Holdings ADR	37,000	214,230
Pacific Textiles Holdings	160,000	81,228

Total		522,042

Cyprus – 0.4%
Globaltrans Investment GDR	6,000	81,125

Total		81,125

Denmark – 0.4%
SimCorp	600	85,779

Total		85,779

Egypt – 1.4%
Citadel Capital [1]	175,000	105,300
Citadel Capital (Rights) [1,4]	55,545	0
Egyptian Financial Group-Hermes Holding [1]	40,000	113,288
Lecico Egypt	70,000	72,762

Total		291,350

Finland – 0.8%
Marimekko	4,000	57,089
Vaisala Cl. A	5,000	114,686

Total		171,775

France – 9.7%
Altamir Amboise [1]	12,500	109,108
Alten	3,000	80,860
Audika Groupe	5,000	106,815
Beneteau	7,500	106,388
bioMerieux	1,900	165,620
Boiron	5,500	149,968
Ipsen	4,500	135,436
Manutan International	2,500	140,890
Meetic [1]	10,000	188,677
Paris Orleans et Cie	5,000	120,943
Parrot [1]	7,000	143,307
Piscines Desjoyaux	10,000	65,216
Societe BIC	700	59,560
Societe Internationale de Plantations d’Heveas	1,500	152,901
Vetoquinol	5,500	161,864
Virbac	750	121,563

Total		2,009,116

Germany – 7.4%
Aixtron	5,500	80,024
Carl Zeiss Meditec	11,500	203,091
Fuchs Petrolub	5,000	198,900
KWS Saat	600	111,379
Nemetschek	2,000	73,897
Pfeiffer Vacuum Technology	3,900	339,696
Puma AG Rudolf Dassler Sport	615	179,406
SMA Solar Technology	3,000	156,198
STRATEC Biomedical	2,000	78,219
Takkt	10,000	120,344

Total		1,541,154

Greece – 0.8%
Hellenic Exchanges	20,000	78,163
JUMBO	15,000	77,802

Total		155,965

Hong Kong – 4.8%
Asia Satellite Telecommunications Holdings	20,500	39,487
Asian Citrus Holdings	200,000	92,608
ASM Pacific Technology	8,000	78,158
Esprit Holdings	30,000	36,588
Luk Fook Holdings (International)	20,000	57,246
Midland Holdings	201,000	81,853
Minth Group	28,000	24,942
New World Department Store China	100,000	55,298
Pico Far East Holdings	350,000	53,727
Stella International Holdings	15,000	33,250
Texwinca Holdings	60,000	61,621
Value Partners Group	498,000	186,946
VTech Holdings	10,000	91,803
Xtep International Holdings	287,500	110,657

Total		1,004,184

India – 2.1%
Educomp Solutions	13,000	61,740
Graphite India	75,000	111,472
Maharashtra Seamless	27,500	197,113
Unichem Laboratories	22,000	60,875

Total		431,200

Italy – 1.2%
Geox	12,500	45,376
Recordati	22,500	195,620

Total		240,996

Japan – 11.2%
Benesse Holdings	2,000	88,109
BML	4,000	103,073
C. Uyemura & Co.	3,500	126,071
EPS	75	170,538
FamilyMart	7,500	286,476
Hisamitsu Pharmaceutical	2,800	134,462
Hogy Medical	2,300	106,336
Moshi Moshi Hotline	30,000	292,735
Nomura Research Institute	6,000	136,385
Santen Pharmaceutical	7,500	313,442
Shimano	3,350	177,156
TOTO	10,000	88,342
USS	3,500	297,711

Total		2,320,836

Jersey – 0.2%
Randgold Resources ADR	400	38,688

Total		38,688

Luxembourg – 0.2%
Reinet Investments [1]	2,300	35,935

Total		35,935

Malaysia – 0.4%
Padini Holdings	325,000	87,461

Total		87,461

Mexico – 1.1%
Grupo Herdez	65,000	114,829
Industrias Bachoco ADR	5,000	112,350

Total		227,179

Netherlands – 0.4%
Hunter Douglas	2,000	79,837

Total		79,837

Norway – 1.0%
Marine Harvest	145,000	63,372
TGS-NOPEC Geophysical	8,000	148,707

Total		212,079

Peru – 1.1%
Hochschild Mining	35,000	222,143

Total		222,143

Poland – 0.8%
NG2	8,000	100,671
Warsaw Stock Exchange	4,500	57,229

Total		157,900

Singapore – 0.3%
ARA Asset Management	79,900	71,207

Total		71,207

South Africa – 4.9%
Adcock Ingram Holdings	27,500	204,507
Advtech	150,000	103,186
Bell Equipment [1]	50,000	91,477
Discovery Holdings	30,000	146,900
Lewis Group	20,000	172,827
Northam Platinum	40,000	162,830
Raubex Group	90,000	145,876

Total		1,027,603

South Korea – 3.0%
Binggrae	2,500	99,369
Green Cross	600	85,628
GS Home Shopping	1,000	89,017
MegaStudy	1,420	142,563
Sung Kwang Bend	3,600	45,282
Woongjin Coway	5,000	158,197

Total		620,056

Spain – 0.7%
Almirall	20,200	142,498

Total		142,498

Sweden – 0.4%
Lundin Petroleum [1]	5,200	87,811

Total		87,811

Switzerland – 6.0%
Bank Sarasin & Co. Cl. B	3,000	91,635
Banque Privee Edmond de Rothschild	3	80,771
Burckhardt Compression Holding	1,200	237,032
LEM Holding	300	128,717
Lindt & Spruengli	3	103,647
Logitech International [1]	6,500	49,946
Newave Energy Holding	1,500	65,175
Partners Group Holding	1,400	230,345
Sika	43	76,022
Straumann Holding	300	46,904
Sulzer	1,000	102,372
Vontobel Holding	1,200	30,198

Total		1,242,764

Turkey – 0.9%
Mardin Cimento Sanayii	45,000	150,112
Vestel Beyaz Esya Sanayi	39,500	44,601

Total		194,713

United Arab Emirates – 1.8%
Abu Dhabi National Hotels [4]	130,000	88,485
Lamprell	55,000	219,829
SHUAA Capital [1]	346,700	69,920

Total		378,234

United Kingdom – 6.0%
Ashmore Group	50,000	250,714
De La Rue	8,000	103,665
EnQuest [1]	80,000	110,170
Hikma Pharmaceuticals	4,000	35,406
JKX Oil & Gas	22,000	55,936
Jupiter Fund Management	91,000	276,153
Keller Group	10,000	51,890
Michael Page International	9,800	55,749
Rotork	3,000	72,212
Severfield-Rowen	50,000	116,118
Spirax-Sarco Engineering	4,500	125,136

Total		1,253,149

United States – 1.0%
Coeur d’Alene Mines [1]	6,000	128,640
WaterFurnace Renewable Energy	4,500	79,530

Total		208,170

TOTAL COMMON STOCKS
(Cost $21,402,231)		18,989,701

REPURCHASE AGREEMENT – 6.5%
Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $1,357,001 (collateralized
by obligations of various U.S. Government
Agencies, 0.38% due 8/22/12, valued at $1,395,000)
(Cost $1,357,000)		1,357,000

TOTAL INVESTMENTS – 97.8%
(Cost $22,759,231)		20,346,701

CASH AND OTHER ASSETS LESS LIABILITIES – 2.2%		452,003

NET ASSETS – 100.0%		$20,798,704

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL DIVIDEND VALUE FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.7%

Australia – 1.4%
Cochlear	300	$13,330
Industrea	13,000	15,009
Medusa Mining	7,000	45,756
Platinum Asset Management	3,000	10,943

Total		85,038

Austria – 2.6%
Mayr-Melnhof Karton	800	72,001
Semperit AG Holding	2,200	87,433

Total		159,434

Belgium – 1.3%
EVS Broadcast Equipment	700	36,361
Sipef	600	46,436

Total		82,797

Brazil – 1.3%
Eternit	4,500	19,362
Grendene	9,000	37,096
Tegma Gestao Logistica	2,500	27,124

Total		83,582

Canada – 5.9%
AGF Management Cl. B	800	11,573
Canadian Energy Services & Technology	1,200	12,024
E-L Financial	40	15,320
Gildan Activewear	2,700	69,768
Major Drilling Group International	1,200	11,841
Major Drilling Group International (Sub. Receipts) [1,4]	3,000	29,602
Pan American Silver	1,600	42,832
Pason Systems	1,000	12,711
Ritchie Bros. Auctioneers	3,200	64,608
ShawCor Cl. A	450	10,448
Sprott	4,500	27,913
Stella-Jones	800	27,789
Trican Well Service	2,000	28,362

Total		364,791

China – 2.4%
Anta Sports Products	15,000	17,067
Daphne International Holdings	39,000	33,966
E-House China Holdings ADR	8,500	49,215
Li Ning	35,000	35,033
Pacific Textiles Holdings	30,000	15,231

Total		150,512

Cyprus – 0.4%
Globaltrans Investment GDR	2,000	27,042

Total		27,042

Denmark – 0.7%
H Lundbeck	700	13,310
SimCorp	200	28,593

Total		41,903

Egypt – 1.2%
Egyptian Financial Group-Hermes Holding [1]	17,500	49,564
Lecico Egypt	25,000	25,986

Total		75,550

Finland – 2.0%
CapMan Cl. B	10,000	14,162
Marimekko	1,500	21,408
Nokian Renkaat	600	17,889
Ponsse	3,500	33,183
Vaisala Cl. A	1,500	34,406

Total		121,048

France – 5.3%
Alten	1,200	32,344
Audika Groupe	1,000	21,363
bioMerieux	300	26,151
Ipsen	1,000	30,097
LaCie	7,500	27,471
Manutan International	500	28,178
Meetic [1]	1,700	32,075
Paris Orleans et Cie	500	12,094
Piscines Desjoyaux	3,000	19,565
Societe BIC	270	22,973
Societe Internationale de Plantations d’Heveas	300	30,580
Vetoquinol	1,500	44,145

Total		327,036

Germany – 7.5%
AS Creation Tapeten	1,000	33,738
Carl Zeiss Meditec	2,500	44,150
Fielmann	200	20,082
Fuchs Petrolub	1,700	67,626
KWS Saat	75	13,922
Nemetschek	1,100	40,643
Pfeiffer Vacuum Technology	1,050	91,457
Puma AG Rudolf Dassler Sport	145	42,299
Rational	225	50,152
STRATEC Biomedical	500	19,555
Takkt	3,500	42,121

Total		465,745

Greece – 0.2%
JUMBO	2,500	12,967

Total		12,967

Hong Kong – 5.7%
Arts Optical International Holdings	60,000	19,647
Asian Citrus Holdings	40,000	18,522
ASM Pacific Technology	1,300	12,701
Lung Kee (Bermuda) Holdings	50,000	24,988
Midland Holdings	75,000	30,542
New World Department Store China	25,500	14,101
Pico Far East Holdings	100,000	15,351
Stella International Holdings	14,000	31,033
Tao Heung Holdings	60,000	19,375
Texwinca Holdings	40,000	41,081
Value Partners Group	126,000	47,300
VTech Holdings	2,000	18,360
Win Hanverky Holdings	276,000	20,105
Xtep International Holdings	102,000	39,259

Total		352,365

Indonesia – 0.6%
Selamat Sempurna	250,000	36,104

Total		36,104

Israel – 0.9%
Fundtech	2,500	57,700

Total		57,700

Italy – 1.7%
DiaSorin	925	34,127
Landi Renzo	9,000	17,836
Recordati	3,500	30,430
Sabaf	1,300	21,536

Total		103,929

Japan – 8.4%
BML	700	18,038
EPS	20	45,477
FamilyMart	2,000	76,394
Hisamitsu Pharmaceutical	600	28,813
Moshi Moshi Hotline	8,000	78,062
Nihon Kohden	1,200	32,269
Nomura Research Institute	1,000	22,731
Osaka Securities Exchange	3	13,724
Santen Pharmaceutical	1,800	75,226
Shimano	800	42,306
TOTO	2,000	17,668
USS	800	68,048

Total		518,756

Jersey – 1.2%
Randgold Resources ADR	800	77,376

Total		77,376

Lebanon – 0.2%
BLOM Bank GDR	1,600	12,656

Total		12,656

Malaysia – 1.1%
CB Industrial Product Holding	20,000	21,355
Faber Group	25,000	10,513
Padini Holdings	100,000	26,911
Zhulian Corporation	23,500	11,540

Total		70,319

Mexico – 0.6%
Grupo Herdez	10,600	18,726
Industrias Bachoco ADR	800	17,976

Total		36,702

Netherlands – 0.7%
Beter Bed Holding	1,500	27,274
Hunter Douglas	400	15,967

Total		43,241

Norway – 1.6%
Ekornes	2,500	43,741
Marine Harvest	45,000	19,667
TGS-NOPEC Geophysical	2,000	37,177

Total		100,585

Peru – 0.8%
Hochschild Mining	7,500	47,602

Total		47,602

Poland – 0.9%
Warsaw Stock Exchange	4,500	57,229

Total		57,229

Singapore – 1.5%
Armstrong Industrial	90,000	15,612
Broadway Industrial Group	90,000	21,860
SATS	6,600	10,942
Singapore Exchange	2,900	14,549
Super Group	25,000	29,798

Total		92,761

South Africa – 3.7%
Adcock Ingram Holdings	6,000	44,620
Advtech	45,000	30,956
Discovery Holdings	7,500	36,725
Lewis Group	4,000	34,565
Northam Platinum	8,000	32,566
Raubex Group	30,000	48,625

Total		228,057

South Korea – 3.3%
Binggrae	700	27,823
Bukwang Pharmaceutical	1,500	19,258
Daewoong Pharmaceutical	1,000	26,865
Green Cross	200	28,543
MegaStudy	500	50,198
Sung Kwang Bend	1,500	18,868
Woongjin Coway	1,000	31,640

Total		203,195

Spain – 0.3%
Bolsas y Mercados Espanoles	600	16,113

Total		16,113

Switzerland – 6.5%
Bank Sarasin & Co. Cl. B	700	21,381
Burckhardt Compression Holding	350	69,134
Coltene Holding	1,200	45,926
Inficon Holding	300	43,755
LEM Holding	100	42,906
Partners Group Holding	400	65,813
Sika	16	28,288
Straumann Holding	250	39,086
Sulzer	400	40,949
Vontobel Holding	350	8,808

Total		406,046

Taiwan – 0.3%
Chroma Ate	4,160	8,449
Hotung Investment Holdings	90,000	8,733

Total		17,182

Thailand – 0.2%
Hana Microelectronics	18,000	9,659

Total		9,659

Turkey – 0.6%
Mardin Cimento Sanayii	11,000	36,694

Total		36,694

United Arab Emirates – 0.5%
Lamprell	8,500	33,973

Total		33,973

United Kingdom – 7.6%
Ashmore Group	18,000	90,257
Close Brothers Group	1,200	12,255
De La Rue	1,200	15,550
Diploma	4,100	20,325
Domino Printing Sciences	1,500	10,768
Ensco ADR	1,900	76,817
JKX Oil & Gas	7,000	17,798
Jupiter Fund Management	30,000	91,039
Michael Page International	2,500	14,222
Rathbone Brothers	700	11,299
Severfield-Rowen	12,000	27,868
Spirax-Sarco Engineering	1,500	41,712
Willis Group Holdings	1,300	44,681

Total		474,591

United States – 15.6%
Apollo Global Management Cl. A	5,400	55,296
Brady Corporation Cl. A	2,400	63,432
Brink’s Company (The)	2,700	62,937
Donaldson Company	1,300	71,240
Expeditors International of Washington	1,200	48,660
Greif Cl. A	1,500	64,335
Harman International Industries	2,200	62,876
International Flavors & Fragrances	1,400	78,708
Invesco	2,400	37,224
KBR	2,600	61,438
Landauer	600	29,724
Lincoln Electric Holdings	2,500	72,525
ManpowerGroup	1,915	64,382
Sims Metal Management ADR	3,400	40,256
Towers Watson & Company Cl. A	260	15,543
Valmont Industries	900	70,146
WaterFurnace Renewable Energy	1,000	17,673
Western Union	3,300	50,457

Total		966,852

TOTAL COMMON STOCKS
(Cost $7,491,713)		5,997,132

REPURCHASE AGREEMENT – 3.4%
Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $212,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.23% due 8/15/12, valued at $220,000)
(Cost $212,000)	212,000

TOTAL INVESTMENTS – 100.1%
(Cost $7,703,713)	6,209,132

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%	(3,454)

NET ASSETS – 100.0%	$6,205,678

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL MICRO-CAP FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.1%

Australia – 5.6%
Catalpa Resources [1]	40,000	$59,863
Imdex	21,100	32,262
Industrea	55,000	63,499
Kingsrose Mining [1]	15,000	17,660
Saracen Mineral Holdings [1]	75,000	48,937
TFS Corporation	65,000	42,302
Troy Resources NL	9,500	37,649

Total		302,172

Austria – 1.2%
C.A.T. oil	12,000	64,036

Total		64,036

Bermuda – 1.0%
Northern Offshore	32,500	54,242

Total		54,242

Brazil – 1.0%
Eternit	8,100	34,851
Tarpon Investimentos	2,200	20,944

Total		55,795

Canada – 8.5%
Alexco Resource [1]	4,400	29,832
Aureus Mining [1]	17,600	19,315
Canadian Energy Services & Technology	900	9,018
CE Franklin [1]	1,800	14,598
GASFRAC Energy Services [1]	4,500	32,207
Goldgroup Mining [1]	40,000	51,150
Great Panther Silver [1]	9,000	22,680
Legumex Walker [1]	4,000	28,171
Pilot Gold [1]	15,000	17,177
Richmont Mines [1]	4,500	47,565
Spanish Mountain Gold [1]	50,000	37,218
Sprott Resource [1]	10,000	38,171
Timmins Gold [1]	17,500	48,263
Total Energy Services	4,500	51,918
Wildcat Silver [1]	8,000	10,471

Total		457,754

Cayman Islands – 0.7%
Endeavour Mining [1]	20,000	38,172

Total		38,172

China – 3.2%
BCD Semiconductor Manufacturing ADR [1]	9,000	45,000
E-House China Holdings ADR	8,500	49,215
Jinpan International	4,000	31,760
Qunxing Paper Holdings [4]	41,000	5,423
Syswin ADR [1]	12,000	25,080
3SBio ADR [1]	1,100	13,123

Total		169,601

Denmark – 0.9%
Bang & Olufsen Cl. B [1]	4,500	49,133

Total		49,133

Egypt – 1.5%
Cairo Poultry	12,000	20,318
Citadel Capital [1]	40,000	24,068
Citadel Capital (Rights) [1,4]	12,696	0
Lecico Egypt	35,000	36,381

Total		80,767

Finland – 3.1%
CapMan Cl. B	29,000	41,069
Marimekko	3,000	42,817
Ponsse	4,000	37,924
Vaisala Cl. A	2,000	45,874

Total		167,684

France – 7.0%
Altamir Amboise [1]	3,500	30,550
Audika Groupe	2,000	42,726
Exel Industries	550	27,131
LaCie	15,000	54,941
Manutan International	200	11,271
Neurones	5,000	50,923
Parrot [1]	3,000	61,417
Piscines Desjoyaux	6,000	39,129
Vetoquinol	2,000	58,860

Total		376,948

Germany – 6.4%
AS Creation Tapeten	1,500	50,607
Aurelius	1,000	37,080
Deutsche Beteiligungs	2,800	55,687
Koenig & Bauer	3,600	53,632
Mobotix	400	32,180
Nemetschek	1,500	55,423
STRATEC Biomedical	500	19,555
technotrans [1]	6,000	36,131

Total		340,295

Greece – 0.8%
Hellenic Exchanges	10,500	41,036

Total		41,036

Hong Kong – 11.9%
Arts Optical International Holdings	140,000	45,843
Chen Hsong Holdings	120,000	40,365
China Ting Group Holdings	651,000	45,852
DBA Telecommunication Asia Holdings	88,000	24,460
EcoGreen Fine Chemicals Group	200,000	41,710
Fairwood Holdings	17,000	20,899
Goldlion Holdings	200,000	69,626
Hang Ten Group Holdings	114,000	21,670
Lung Kee (Bermuda) Holdings	70,000	34,983
Midland Holdings	172,000	70,043
Oriental Watch Holdings	70,000	32,040
Pico Far East Holdings	360,000	55,263
Tak Sing Alliance Holdings	500,000	36,416
Tao Heung Holdings	110,000	35,522
Tse Sui Luen Jewellery International	48,000	24,492
Win Hanverky Holdings	550,000	40,063

Total		639,247

India – 0.6%
eClerx Services	1,200	17,538
Graphite India	11,000	16,349

Total		33,887

Indonesia – 1.5%
Clipan Finance Indonesia	500,000	23,558
Selamat Sempurna	400,000	57,767

Total		81,325

Isle of Man – 1.0%
Geodrill [1]	30,000	52,963

Total		52,963

Italy – 4.8%
Biesse [1]	11,000	39,106
Landi Renzo	20,000	39,635
Nice	19,500	66,560
Piquadro	14,000	34,980
Reply	2,500	56,593
Sabaf	1,300	21,536

Total		258,410

Japan – 3.8%
C. Uyemura & Co.	1,700	61,234
EPS	35	79,585
Miraial	4,000	65,398

Total		206,217

Malaysia – 4.3%
CB Industrial Product Holding	55,000	58,727
Faber Group	60,000	25,230
JobStreet Corporation	49,000	36,020
Kossan Rubber Industries	60,000	50,089
Padini Holdings	230,000	61,896

Total		231,962

Netherlands – 0.5%
Beter Bed Holding	1,500	27,274

Total		27,274

Poland – 0.9%
Elektrobudowa	1,600	47,955

Total		47,955

Singapore – 3.7%
Armstrong Industrial	275,500	47,788
Broadway Industrial Group	181,600	44,110
CSE Global	85,000	53,134
Hersing Corporation	300,000	55,050

Total		200,082

South Africa – 3.9%
Advtech	90,000	61,912
Bell Equipment [1]	17,200	31,468
Merafe Resources	450,000	54,525
Raubex Group	37,500	60,782

Total		208,687

South Korea – 3.5%
Binggrae	1,000	39,747
Bukwang Pharmaceutical	3,500	44,935
Daewoong Pharmaceutical	2,800	75,224
Sung Kwang Bend	2,000	25,157

Total		185,063

Spain – 0.7%
Clinica Baviera	4,000	35,075

Total		35,075

Sweden – 1.5%
BioGaia Cl. B	1,000	22,461
Bjorn Borg	11,000	58,818

Total		81,279

Switzerland – 5.5%
Calida Holding	2,300	65,917
Coltene Holding	1,900	72,715
Inficon Holding	350	51,048
LEM Holding	100	42,906
Newave Energy Holding	1,400	60,830

Total		293,416

Turkey – 1.7%
Mardin Cimento Sanayii	22,500	75,056
Vestel Beyaz Esya Sanayi	15,000	16,937

Total		91,993

United Arab Emirates – 0.3%
SHUAA Capital [1]	75,000	15,126

Total		15,126

United Kingdom – 5.8%
Begbies Traynor	50,000	14,752
Diploma	12,500	61,967
JKX Oil & Gas	15,000	38,138
Latchways	1,600	26,579
Mears Group	11,500	49,729
Promethean World	50,000	38,319
Severfield-Rowen	25,000	58,059
Ted Baker	2,000	21,591

Total		309,134

United States – 1.3%
Century Casinos [1]	12,000	31,440
WaterFurnace Renewable Energy	2,000	35,347

Total		66,787

TOTAL COMMON STOCKS
(Cost $6,905,898)		5,263,517

REPURCHASE AGREEMENT – 2.2%
Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $115,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.23% due 8/15/12, valued at $120,000)
(Cost $115,000)	115,000

TOTAL INVESTMENTS – 100.3%
(Cost $7,020,898)	5,378,517

LIABILITIES LESS CASH AND OTHER ASSETS – (0.3)%	(15,429)

NET ASSETS – 100.0%	$5,363,088

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL PREMIER FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.9%

Australia – 2.2%
Cochlear	450	$19,996
Medusa Mining	12,000	78,438

Total		98,434

Austria – 6.6%
Mayr-Melnhof Karton	1,600	144,002
Semperit AG Holding	3,900	154,995

Total		298,997

Belgium – 2.2%
EVS Broadcast Equipment	600	31,166
Sipef	900	69,655

Total		100,821

Brazil – 3.4%
Duratex	12,500	57,240
Grendene	12,500	51,522
Tegma Gestao Logistica	4,000	43,399

Total		152,161

Canada – 2.1%
Gluskin Sheff + Associates	900	14,266
Pan American Silver	3,050	81,648

Total		95,914

China – 3.2%
E-House China Holdings ADR	12,500	72,375
Li Ning	50,000	50,047
Pacific Textiles Holdings	45,000	22,846

Total		145,268

Finland – 1.2%
Nokian Renkaat	600	17,888
Vaisala Cl. A	1,500	34,406

Total		52,294

France – 5.5%
Alten	1,200	32,344
Beneteau	3,000	42,555
bioMerieux	300	26,151
Boiron	1,500	40,900
Manutan International	500	28,178
Vetoquinol	1,500	44,145
Virbac	200	32,417

Total		246,690

Germany – 14.5%
Aixtron	2,100	30,555
Carl Zeiss Meditec	4,500	79,470
Fuchs Petrolub	2,200	87,516
Nemetschek	1,000	36,949
Pfeiffer Vacuum Technology	1,600	139,363
Puma AG Rudolf Dassler Sport	310	90,433
Rational	350	78,014
SMA Solar Technology	800	41,652
Takkt	5,500	66,189

Total		650,141

Hong Kong – 5.8%
Asia Satellite Telecommunications Holdings	11,000	21,188
ASM Pacific Technology	2,500	24,424
Midland Holdings	80,000	32,578
Stella International Holdings	9,000	19,950
Texwinca Holdings	20,000	20,541
Value Partners Group	211,000	79,208
VTech Holdings	2,500	22,951
Xtep International Holdings	109,000	41,953

Total		262,793

India – 0.3%
eClerx Services	1,000	14,615

Total		14,615

Italy – 2.5%
DiaSorin	900	33,205
Recordati	7,000	60,859
Tod’s	200	16,829

Total		110,893

Japan – 11.8%
EPS	30	68,215
FamilyMart	3,000	114,591
Moshi Moshi Hotline	9,000	87,820
Santen Pharmaceutical	2,500	104,481
Shimano	1,150	60,815
USS	1,100	93,566

Total		529,488

Jersey – 2.1%
Randgold Resources ADR	1,000	96,720

Total		96,720

Mexico – 0.7%
Fresnillo	1,200	29,528

Total		29,528

Norway – 1.8%
Ekornes	4,500	78,734

Total		78,734

Peru – 1.9%
Hochschild Mining	13,500	85,684

Total		85,684

Philippines – 0.7%
GMA Holdings PDR	200,000	29,607

Total		29,607

Singapore – 0.5%
Super Group	20,000	23,839

Total		23,839

South Africa – 5.7%
Adcock Ingram Holdings	8,000	59,493
Discovery Holdings	10,000	48,967
Lewis Group	6,000	51,848
Northam Platinum	10,000	40,708
Raubex Group	35,000	56,729

Total		257,745

South Korea – 3.9%
Binggrae	700	27,823
Green Cross	200	28,543
MegaStudy	800	80,317
Woongjin Coway	1,200	37,967

Total		174,650

Switzerland – 12.1%
Burckhardt Compression Holding	500	98,763
Geberit	100	18,384
LEM Holding	175	75,085
Partners Group Holding	620	102,010
Sika	16	28,287
Sonova Holding	1,100	99,262
Straumann Holding	450	70,355
Sulzer	500	51,187

Total		543,333

United Kingdom – 7.5%
Ashmore Group	16,000	80,229
Jupiter Fund Management	40,000	121,386
Rotork	1,600	38,513
Spirax-Sarco Engineering	3,000	83,424
Victrex	900	15,205

Total		338,757

United States – 0.7%
Sims Metal Management ADR	2,500	29,600

Total		29,600

TOTAL COMMON STOCKS
(Cost $5,596,117)		4,446,706

TOTAL INVESTMENTS – 98.9%
(Cost $5,596,117)		4,446,706

CASH AND OTHER ASSETS LESS LIABILITIES – 1.1%		50,281

NET ASSETS – 100.0%		$4,496,987

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND I
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 85.1%

Consumer Discretionary – 7.8%
Auto Components - 1.9%
Drew Industries	42,700	$853,146

Diversified Consumer Services - 0.5%
Universal Technical Institute [1]	17,479	237,540

Specialty Retail - 1.6%
Jos. A. Bank Clothiers [1]	15,150	706,444

Textiles, Apparel & Luxury Goods - 3.8%
Columbia Sportswear	14,827	687,973
Warnaco Group (The) [1]	22,700	1,046,243

		1,734,216

Total		3,531,346

Consumer Staples – 2.5%
Food Products - 2.5%
Cal-Maine Foods	21,505	675,902
Hain Celestial Group [1]	14,600	446,030

Total		1,121,932

Energy – 8.4%
Energy Equipment & Services - 8.4%
Helmerich & Payne	19,400	787,640
Oil States International [1]	17,200	875,824
Pason Systems	52,100	662,250
ShawCor Cl. A	36,300	842,809
Unit Corporation [1]	16,150	596,258

Total		3,764,781

Financials – 9.0%
Capital Markets - 4.5%
Federated Investors Cl. B	49,000	858,970
Lazard Cl. A	24,000	506,400
SEI Investments	42,700	656,726

		2,022,096

Insurance - 4.5%
Alleghany Corporation [1]	3,605	1,040,043
Brown & Brown	38,700	688,860
Markel Corporation [1]	900	321,417

		2,050,320

Total		4,072,416

Health Care – 4.7%
Health Care Providers & Services - 1.5%
VCA Antech [1]	41,447	662,323

Life Sciences Tools & Services - 3.2%
Bio-Rad Laboratories Cl. A [1]	8,000	726,160
ICON ADR [1]	44,400	713,952

		1,440,112

Total		2,102,435

Industrials – 22.7%
Aerospace & Defense - 1.8%
Teledyne Technologies [1]	16,977	829,496

Building Products - 1.2%
Apogee Enterprises	62,531	537,141

Commercial Services & Supplies - 1.9%
Cintas Corporation	17,900	503,706
Copart [1]	9,100	355,992

		859,698

Electrical Equipment - 4.7%
AZZ	20,200	783,154
GrafTech International [1]	62,200	789,940
Regal-Beloit	11,500	521,870

		2,094,964

Machinery - 3.5%
Lincoln Electric Holdings	7,000	203,070
Valmont Industries	8,000	623,520
Wabtec Corporation	14,175	749,432

		1,576,022

Marine - 0.4%
Kirby Corporation [1]	3,500	184,240

Professional Services - 3.4%
CRA International [1]	31,579	631,896
Robert Half International	43,100	914,582

		1,546,478

Road & Rail - 4.1%
Arkansas Best	37,800	610,470
Landstar System	13,900	549,884
Patriot Transportation Holding [1]	15,000	303,150
Universal Truckload Services	28,500	370,500

		1,834,004

Trading Companies & Distributors - 1.7%
MSC Industrial Direct Cl. A	13,952	787,730

Total		10,249,773

Information Technology – 15.1%
Communications Equipment - 1.1%
ADTRAN	18,300	484,218

Electronic Equipment, Instruments & Components - 5.2%
Coherent [1]	12,481	536,184
Dolby Laboratories Cl. A [1]	6,500	178,360
FEI Company [1]	24,100	722,036
Rofin-Sinar Technologies [1]	47,977	921,158

		2,357,738

IT Services - 1.6%
Total System Services	43,900	743,227

Office Electronics - 0.3%
Zebra Technologies Cl. A [1]	4,200	129,948

Semiconductors & Semiconductor Equipment - 5.9%
Aixtron ADR	28,600	415,272
ATMI [1]	23,500	371,770
Cabot Microelectronics [1]	17,000	584,630
Cymer [1]	14,466	537,846
Integrated Silicon Solution [1]	93,500	730,235

		2,639,753

Software - 1.0%
NetScout Systems [1]	38,300	437,386

Total		6,792,270

Materials – 13.9%
Chemicals - 4.7%
Intrepid Potash [1]	34,797	865,401
KMG Chemicals	40,280	496,250
LSB Industries [1]	27,300	782,691

		2,144,342

Containers & Packaging - 1.2%
Greif Cl. A	12,500	536,125

Metals & Mining - 8.0%
Allied Nevada Gold [1]	20,500	734,105
Cliffs Natural Resources	13,000	665,210
Major Drilling Group International	30,500	300,954
Reliance Steel & Aluminum	29,500	1,003,295
Sims Metal Management ADR	74,870	886,461

		3,590,025

Total		6,270,492

Miscellaneous [6] – 1.0%
Total		451,085

TOTAL COMMON STOCKS
(Cost $39,730,666)		38,356,530

REPURCHASE AGREEMENT – 17.9%
Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $8,035,007 (collateralized
by obligations of various U.S. Government
Agencies, 1.75% due 8/22/12, valued at $8,236,725)
(Cost $8,035,000)		8,035,000

TOTAL INVESTMENTS – 103.0%
(Cost $47,765,666)		46,391,530

LIABILITIES LESS CASH AND OTHER ASSETS – (3.0)%		(1,334,060)

NET ASSETS – 100.0%		$45,057,470

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND II
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.0%

Consumer Discretionary – 20.5%
Auto Components - 3.4%
Drew Industries [7]	1,701	$33,986
Minth Group	89,300	79,547

		113,533

Media - 2.9%
Meredith Corporation [7]	4,300	97,352

Specialty Retail - 9.5%
American Eagle Outfitters	5,700	66,804
Charming Shoppes [1]	29,821	77,535
Children’s Place Retail Stores [1]	700	32,571
Guess?	1,200	34,188
Luk Fook Holdings (International)	6,400	18,319
Monro Muffler Brake	1,390	45,828
Signet Jewelers [1]	1,300	43,940

		319,185

Textiles, Apparel & Luxury Goods - 4.7%
Daphne International Holdings	57,200	49,817
Stella International Holdings	21,700	48,101
Warnaco Group (The) [1,7]	1,310	60,378

		158,296

Total		688,366

Consumer Staples – 4.3%
Food & Staples Retailing - 2.3%
Arden Group Cl. A	490	38,955
FamilyMart	1,000	38,197

		77,152

Food Products - 2.0%
First Resources	72,700	67,405

Total		144,557

Energy – 3.2%
Energy Equipment & Services - 1.5%
Helmerich & Payne	1,290	52,374

Oil, Gas & Consumable Fuels - 1.7%
Open Range Energy [1]	6,800	57,105

Total		109,479

Financials – 8.0%
Capital Markets - 6.7%
Ashmore Group	12,200	61,174
Lazard Cl. A	2,700	56,970
Sprott	9,300	57,687
Value Partners Group	128,200	48,125

		223,956

Real Estate Management & Development - 1.3%
E-House China Holdings ADR	7,800	45,162

Total		269,118

Health Care – 3.2%
Health Care Equipment & Supplies - 1.9%
Kossan Rubber Industries	74,900	62,527

Health Care Technology - 1.3%
Transcend Services [1]	1,950	43,953

Total		106,480

Industrials – 9.0%
Commercial Services & Supplies - 1.8%
Team [1,7]	2,960	62,101

Construction & Engineering - 1.2%
Pike Electric [1]	6,000	40,620

Electrical Equipment - 1.0%
Fushi Copperweld [1]	6,240	30,888
Jinpan International [7]	418	3,319

		34,207

Machinery - 5.0%
Gardner Denver	700	44,485
Graham Corporation	1,502	24,993
Industrea	36,200	41,794
Spirax-Sarco Engineering	2,000	55,616

		166,888

Total		303,816

Information Technology – 27.8%
Communications Equipment - 3.2%
Comba Telecom Systems Holdings	57,100	41,921
Plantronics	2,300	65,435

		107,356

Computers & Peripherals - 4.9%
Advantech	22,000	57,873
Super Micro Computer [1]	3,000	37,590
Western Digital [1,7]	2,700	69,444

		164,907

Electronic Equipment, Instruments & Components - 5.2%
Arrow Electronics [1]	1,700	47,226
China High Precision Automation Group	126,800	48,108
Multi-Fineline Electronix [1]	2,518	50,209
Plexus Corporation [1]	1,300	29,406

		174,949

Internet Software & Services - 2.1%
ValueClick [1,7]	4,480	69,709

IT Services - 1.3%
CSE Global	71,000	44,383

Semiconductors & Semiconductor Equipment - 8.4%
ASM International	2,800	69,609
BCD Semiconductor Manufacturing ADR [1,7]	6,430	32,150
Integrated Silicon Solution [1]	6,800	53,108
MKS Instruments	1,500	32,565
RDA Microelectronics ADR [1]	3,000	25,350
Teradyne [1]	6,450	71,014

		283,796

Software - 2.7%
Actuate Corporation [1,7]	10,600	58,512
American Software Cl. A [7]	4,270	30,957

		89,469

Total		934,569

Materials – 15.1%
Chemicals - 4.7%
Airgas	1,000	63,820
Fufeng Group	179,800	69,516
OM Group [1,7]	1,000	25,970

		159,306

Containers & Packaging - 1.1%
Boise	7,200	37,224

Metals & Mining - 9.3%
Endeavour Mining [1]	10,400	19,849
Haynes International	700	30,415
Hochschild Mining	6,700	42,525
Market Vectors Junior Gold Miners ETF [7]	3,400	95,710
Medusa Mining	11,500	75,170
Seabridge Gold [1,7]	2,100	47,208

		310,877

Total		507,407

Miscellaneous [6] – 2.9%
Total		99,306

TOTAL COMMON STOCKS
(Cost $3,670,314)		3,163,098

REPURCHASE AGREEMENT – 9.9%
Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $332,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.23% due 8/15/12, valued at $345,000)
(Cost $332,000)		332,000

TOTAL INVESTMENTS – 103.9%
(Cost $4,002,314)		3,495,098

LIABILITIES LESS CASH AND OTHER ASSETS – (3.9)%		(132,663)

NET ASSETS – 100.0%		$3,362,435

SECURITIES SOLD SHORT
COMMON STOCKS – 2.9%
Consumer Staples – 0.7%
Food Products - 0.7%
Diamond Foods	300	$23,937

Total		23,937

Diversified Investment Companies – 1.7%
Exchange Traded Funds - 1.7%
Ultra S&P500 ProShares	1,500	57,495

Total		57,495

Financials – 0.5%
Diversified Financial Services - 0.5%
Financial Select Sector SPDR Fund	1,500	17,745

Total		17,745

TOTAL SECURITIES SOLD SHORT
(Proceeds $104,334)		$99,177

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL SELECT FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.9%

Australia – 5.3%
Allied Gold Mining [1]	50,000	$143,729
Aquarius Platinum	70,000	191,936
Centamin Egypt [1]	225,000	327,524
CGA Mining [1]	55,000	122,817
Medusa Mining	75,000	490,240

Total		1,276,246

Austria – 6.1%
Mayr-Melnhof Karton	8,000	720,010
Semperit AG Holding	19,000	755,106

Total		1,475,116

Belgium – 2.7%
EVS Broadcast Equipment	6,000	311,661
Sipef	4,500	348,272

Total		659,933

Brazil – 3.3%
Duratex	55,000	251,855
Grendene	60,000	247,307
Tegma Gestao Logistica	27,500	298,365

Total		797,527

Canada – 4.0%
Aurizon Mines [1]	29,000	147,030
Pan American Silver	15,000	401,550
Sprott	52,500	325,651
Tesco Corporation [1,7]	6,500	75,400

Total		949,631

China – 2.7%
China Forestry Holdings [1,4]	325,000	61,558
E-House China Holdings ADR [7]	57,000	330,030
Li Ning	265,000	265,251

Total		656,839

Egypt – 1.6%
Citadel Capital [1]	300,000	180,514
Citadel Capital (Rights) [1,4]	79,350	0
Egyptian Financial Group-Hermes Holding [1]	72,500	205,335

Total		385,849

Finland – 1.2%
Vaisala Cl. A	12,500	286,715

Total		286,715

France – 1.8%
Boiron	10,000	272,669
Societe Internationale de Plantations d’Heveas	1,500	152,901

Total		425,570

Germany – 8.5%
Aixtron	13,000	189,148
Carl Zeiss Meditec	22,500	397,351
Fuchs Petrolub	5,000	198,900
KWS Saat	1,200	222,757
Nemetschek	6,000	221,692
Pfeiffer Vacuum Technology	6,000	522,610
SMA Solar Technology	5,500	286,362

Total		2,038,820

Hong Kong – 2.3%
Asian Citrus Holdings	350,000	162,064
Value Partners Group	1,055,000	396,040

Total		558,104

India – 2.4%
Graphite India	150,000	222,944
Maharashtra Seamless	50,000	358,388

Total		581,332

Italy – 1.5%
Recordati	40,000	347,769

Total		347,769

Japan – 13.1%
EPS	150	341,076
FamilyMart	14,500	553,854
Moshi Moshi Hotline	52,000	507,407
Santen Pharmaceutical	17,500	731,365
Shimano	7,000	370,176
USS	7,500	637,952

Total		3,141,830

Jersey – 1.8%
Randgold Resources ADR [7]	4,500	435,240

Total		435,240

Mexico – 0.9%
Industrias Bachoco ADR [7]	9,500	213,465

Total		213,465

Norway – 1.8%
Ekornes	9,016	157,748
TGS-NOPEC Geophysical	15,000	278,826

Total		436,574

Peru – 1.9%
Hochschild Mining	70,000	444,285

Total		444,285

South Africa – 5.3%
Adcock Ingram Holdings	55,000	409,014
Lewis Group	37,500	324,051
Northam Platinum	65,000	264,599
Raubex Group	175,000	283,647

Total		1,281,311

South Korea – 1.5%
MegaStudy	3,700	371,467

Total		371,467

Switzerland – 3.2%
Burckhardt Compression Holding	2,200	434,558
Partners Group Holding	2,000	329,065

Total		763,623

Turkey – 1.1%
Mardin Cimento Sanayii	80,000	266,866

Total		266,866

United Arab Emirates – 1.8%
Lamprell	110,000	439,657

Total		439,657

United Kingdom – 6.8%
Ashmore Group	100,000	501,428
EnQuest [1]	155,000	213,455
Ensco ADR [7]	5,000	202,150
Jupiter Fund Management	195,000	591,757
Spirax-Sarco Engineering	4,500	125,135

Total		1,633,925

United States – 9.3%
Analog Devices [7]	10,000	312,500
Helmerich & Payne [7]	10,000	406,000
Kennametal	7,500	245,550
Lam Research [1,7]	5,000	189,900
Teradyne [1,7]	52,500	578,025
Veeco Instruments [1]	6,000	146,400
Western Digital [1,7]	14,000	360,080

Total		2,238,455

TOTAL COMMON STOCKS
(Cost $25,529,731)		22,106,149

REPURCHASE AGREEMENT – 4.6%
Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $1,120,001 (collateralized
by obligations of various U.S. Government
Agencies, 1.75% due 8/22/12, valued at $1,152,025)
(Cost $1,120,000)		1,120,000

TOTAL INVESTMENTS – 96.5%
(Cost $26,649,731)		23,226,149

CASH AND OTHER ASSETS LESS LIABILITIES – 3.5%		833,382

NET ASSETS – 100.0%		$24,059,531

SECURITIES SOLD SHORT
COMMON STOCKS – 5.1%
Canada – 0.6%
iShares MSCI Canada Index Fund	5,500	$140,195

Total		140,195

United States – 3.9%
Deluxe Corporation	4,000	74,400
iShares Barclays 20+ Year Treasury Bond Fund	800	96,640
Las Vegas Sands	1,800	69,012
Panera Bread Cl. A	1,000	103,940
Precision Castparts	600	93,276
ProShares Ultra Health Care	2,500	128,525
Simon Property Group	1,400	153,972
Stericycle	1,400	113,008
Tempur-Pedic International	2,000	105,220

Total		937,993

Non-Country Specific – 0.6%
ProShares Ultra MSCI Emerging Markets	2,500	140,400

Total		140,400

TOTAL SECURITIES SOLD SHORT
(Proceeds $1,326,568)		$1,218,588

SCHEDULES OF INVESTMENTS
ROYCE SMID-CAP SELECT FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 77.2%

Consumer Discretionary – 8.1%
Auto Components - 1.9%
Autoliv	380	$18,430

Distributors - 3.4%
LKQ Corporation [1]	1,050	25,368
Pool Corporation	300	7,854

		33,222

Specialty Retail - 2.8%
GameStop Corporation Cl. A [1]	1,200	27,720

Total		79,372

Energy – 3.4%
Energy Equipment & Services - 3.4%
Ensco ADR	530	21,428
Trican Well Service	800	11,344

Total		32,772

Financials – 4.2%
Commercial Banks - 0.7%
US Bancorp	300	7,062

Diversified Financial Services - 1.4%
Moody’s Corporation	460	14,007

Insurance - 2.1%
Alleghany Corporation [1]	71	20,483

Total		41,552

Health Care – 5.0%
Health Care Equipment & Supplies - 1.5%
C.R. Bard	160	14,006

Health Care Providers & Services - 1.5%
Schein (Henry) [1,7]	240	14,883

Life Sciences Tools & Services - 2.0%
PerkinElmer	1,020	19,594

Total		48,483

Industrials – 22.3%
Aerospace & Defense - 5.0%
Teledyne Technologies [1]	1,005	49,104

Commercial Services & Supplies - 1.0%
Cintas Corporation	340	9,568

Construction & Engineering - 1.4%
Jacobs Engineering Group [1]	440	14,208

Electrical Equipment - 3.3%
Hubbell Cl. B	610	30,219
Thomas & Betts [1]	45	1,796

		32,015

Machinery - 6.0%
Kennametal	470	15,388
Lincoln Electric Holdings	990	28,720
Valmont Industries	190	14,808

		58,916

Professional Services - 4.8%
Equifax	640	19,674
ManpowerGroup	500	16,810
Verisk Analytics Cl. A [1]	300	10,431

		46,915

Trading Companies & Distributors - 0.8%
Watsco	150	7,665

Total		218,391

Information Technology – 18.9%
Communications Equipment - 1.2%
ADTRAN	425	11,246

Electronic Equipment, Instruments & Components - 10.9%
Anixter International [7]	180	8,539
Arrow Electronics [1]	1,055	29,308
Avnet [1]	998	26,028
AVX Corporation	2,435	28,903
Coherent [1]	330	14,177

		106,955

IT Services - 2.9%
Fiserv [1]	550	27,924

Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices	200	6,250
International Rectifier [1]	1,360	25,323
Teradyne [1]	625	6,881

		38,454

Total		184,579

Materials – 12.7%
Chemicals - 7.1%
Airgas	280	17,870
Cabot Corporation	530	13,133
Schulman (A.)	650	11,043
Sigma-Aldrich Corporation	100	6,179
Stepan Company	210	14,108
Westlake Chemical	220	7,542

		69,875

Metals & Mining - 4.4%
Globe Specialty Metals	1,150	16,698
Reliance Steel & Aluminum	760	25,847

		42,545

Paper & Forest Products - 1.2%
Stella-Jones	350	12,158

Total		124,578

Utilities – 2.6%
Gas Utilities - 2.6%
UGI Corporation [7]	980	25,745

Total		25,745

TOTAL COMMON STOCKS
(Cost $827,130)		755,472

REPURCHASE AGREEMENT – 20.6%
Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $202,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.18% due 8/30/12, valued at $210,000)
(Cost $202,000)		202,000

TOTAL INVESTMENTS – 97.8%
(Cost $1,029,130)		957,472

CASH AND OTHER ASSETS LESS LIABILITIES – 2.2%		21,063

NET ASSETS – 100.0%		$978,535

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY SELECT FUND
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.9%

Consumer Discretionary – 18.7%
Household Durables - 6.1%
Ethan Allen Interiors	1,000	$13,610
Harman International Industries [7]	1,800	51,444
Standard Pacific [1,7]	19,000	46,930

		111,984

Internet & Catalog Retail - 0.6%
dELiA*s [1]	8,000	10,560

Leisure Equipment & Products - 2.0%
Callaway Golf [7]	7,200	37,224

Media - 0.2%
Harris Interactive [1]	7,000	3,430

Specialty Retail - 3.2%
Lithia Motors Cl. A	1,700	24,446
Lumber Liquidators Holdings [1]	1,100	16,610
Penske Automotive Group	1,100	17,600

		58,656

Textiles, Apparel & Luxury Goods - 6.6%
Bernard Chaus [1,5]	25,000	3,500
Delta Apparel [1,7]	3,399	53,534
Quiksilver [1]	7,500	22,875
Skechers U.S.A. Cl. A [1,7]	3,000	42,090

		121,999

Total		343,853

Consumer Staples – 6.4%
Food & Staples Retailing - 3.8%
SUPERVALU [7]	6,400	42,624
The Pantry [1,7]	2,334	28,311

		70,935

Food Products - 1.0%
Smart Balance [1]	3,000	17,700

Personal Products - 1.6%
Physicians Formula Holdings [1,7]	10,500	28,875

Total		117,510

Energy – 4.9%
Energy Equipment & Services - 2.2%
Key Energy Services [1]	1,500	14,235
Newpark Resources [1]	3,500	21,315
Union Drilling [1]	1,000	4,700

		40,250

Oil, Gas & Consumable Fuels - 2.7%
McMoRan Exploration [1]	600	5,958
SM Energy [7]	500	30,325
Western Refining [1,7]	1,000	12,460

		48,743

Total		88,993

Financials – 10.9%
Capital Markets - 1.3%
GFI Group	6,000	24,120

Real Estate Investment Trusts (REITs) - 7.7%
LaSalle Hotel Properties [7]	2,000	38,400
Mack-Cali Realty [7]	2,000	53,500
PennyMac Mortgage Investment Trust	2,000	31,800
RAIT Financial Trust	5,466	18,530

		142,230

Thrifts & Mortgage Finance - 1.9%
MGIC Investment [1]	8,300	15,521
Radian Group [7]	8,500	18,615

		34,136

Total		200,486

Health Care – 2.5%
Health Care Providers & Services - 2.5%
Select Medical Holdings [1]	5,000	33,350
Skilled Healthcare Group Cl. A [1]	3,500	12,635

Total		45,985

Industrials – 14.0%
Building Products - 3.0%
Ameresco Cl. A [1,7]	2,400	24,384
Apogee Enterprises [7]	3,500	30,065

		54,449

Construction & Engineering - 2.4%
Northwest Pipe [1,7]	2,200	44,638

Machinery - 6.2%
CIRCOR International	600	17,622
Flow International [1,7]	12,100	26,741
Hardinge	3,000	24,720
Meritor [1]	1,000	7,060
Mueller Water Products Cl. A	10,000	24,800
NN [1]	2,700	13,635

		114,578

Road & Rail - 1.7%
Swift Transportation [1,7]	5,000	32,200

Trading Companies & Distributors - 0.7%
SeaCube Container Leasing	1,000	12,130

Total		257,995

Information Technology – 19.3%
Communications Equipment - 3.9%
Dialogic [1,7]	6,000	11,100
MRV Communications [1,5]	20,000	24,200
Opnext [1]	12,000	15,000
Powerwave Technologies [1,7]	13,000	22,360

		72,660

Electronic Equipment, Instruments & Components - 4.5%
Benchmark Electronics [1]	1,700	22,117
Identive Group [1]	14,000	27,860
Newport Corporation [1]	3,000	32,430

		82,407

Semiconductors & Semiconductor Equipment - 9.3%
Alpha & Omega Semiconductor [1,7]	6,000	49,260
FormFactor [1]	4,000	24,920
Inphi Corporation [1]	1,700	14,909
Integrated Silicon Solution [1]	3,000	23,430
MEMC Electronic Materials [1]	2,500	13,100
PLX Technology [1]	7,700	23,177
Ultra Clean Holdings [1]	5,000	21,450

		170,246

Software - 1.6%
Aspen Technology [1]	1,000	15,270
Smith Micro Software [1,7]	9,000	13,680

		28,950

Total		354,263

Materials – 11.2%
Chemicals - 0.7%
OM Group [1]	500	12,985

Metals & Mining - 10.5%
Carpenter Technology [7]	800	35,912
Century Aluminum [1,7]	3,500	31,290
Kaiser Aluminum	1,100	48,708
RTI International Metals [1,7]	1,600	37,312
Titanium Metals	2,600	38,948

		192,170

Total		205,155

Telecommunication Services – 0.3%
Diversified Telecommunication Services - 0.3%
Iridium Communications [1]	1,000	6,200

Total		6,200

Miscellaneous [6] – 4.7%
Total		86,411

TOTAL COMMON STOCKS
(Cost $2,337,628)		1,706,851

REPURCHASE AGREEMENT – 6.0%
Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $111,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.22% due 8/24/12, valued at $114,943)
(Cost $111,000)		111,000

TOTAL INVESTMENTS – 98.9%
(Cost $2,448,628)		1,817,851

CASH AND OTHER ASSETS LESS LIABILITIES – 1.1%		19,801

NET ASSETS – 100.0%		$1,837,652

SECURITIES SOLD SHORT
COMMON STOCKS – 17.6%
Consumer Discretionary – 6.9%
Automobiles - 1.6%
General Motors	1,500	$30,270

Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill	100	30,295
Starbucks Corporation	1,000	37,290

		67,585

Media - 1.6%
MDC Partners Cl. A	2,000	28,840

Total		126,695

Financials – 2.5%
Capital Markets - 2.5%
Franklin Resources	200	19,128
Morgan Stanley	2,000	27,000

Total		46,128

Information Technology – 8.2%
Electronic Equipment, Instruments & Components - 1.6%
Aeroflex Holding	3,110	28,301

Semiconductors & Semiconductor Equipment - 2.4%
First Solar	700	44,247

Software - 4.2%
Salesforce.com	200	22,856
SolarWinds	2,500	55,050

		77,906

Total		150,454

TOTAL SECURITIES SOLD SHORT
(Proceeds $361,204)		$323,277

[1]	Non-income producing.
[2]	All or a portion of these securities were on loan at September 30, 2011. Total market value of loaned securities as of September 30, 2011, was as follows:

	Fund	Market Value

	Royce Pennsylvania Mutual Fund	$52,296,976
	Royce Micro-Cap Fund	25,712,596
	Royce Premier Fund	109,149,407
	Royce Low-Priced Stock Fund	74,447,210
	Royce Total Return Fund	25,036,618
	Royce Heritage Fund	1,697,808
	Royce Opportunity Fund	77,834,365
	Royce Special Equity Fund	8,118,294
	Royce Value Fund	41,648,974
	Royce Value Plus Fund	29,391,275
	Royce 100 Fund	4,076,593

[3]	At September 30, 2011, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.
[4]	Securities for which market quotations are not readily available represent 0.0%, 0.2%, 0.1%, 0.1%, 0.1%, 0.2%, 0.0%, 0.6%, 0.0%, 0.8%, 0.1%, 0.8%, 0.5%, 0.1% and 0.3% of net assets for Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Heritage Fund, Royce Value Plus Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Partners Fund, Royce European Smaller-Companies Fund, Royce Global Value Fund, Royce International Smaller-Companies Fund, Royce Global Dividend Value Fund, Royce International Micro-Cap Fund and Royce Global Select Fund, respectively. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.
[5]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[6]	Includes securities first acquired in 2011 and less than 1% of net assets.
[7]	All or a portion of these securities have been segregated as collateral for short sales.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

TAX INFORMATION:
At September 30, 2011, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Royce Pennsylvania Mutual Fund	$4,978,588,008	$189,758,834	$956,389,929	$766,631,095
Royce Micro-Cap Fund	1,210,618,098	(45,174,107)	195,494,402	240,668,509
Royce Premier Fund	5,279,121,347	968,525,607	1,473,419,876	504,894,269
Royce Low-Priced Stock Fund	3,624,846,701	168,693,348	768,027,712	599,334,364
Royce Total Return Fund	3,588,625,134	456,240,255	932,213,293	475,973,038
Royce Heritage Fund	252,125,661	(8,600,709)	23,985,271	32,585,980
Royce Opportunity Fund	1,891,431,756	(370,146,843)	144,268,898	514,415,741
Royce Special Equity Fund	2,078,244,081	50,850,390	233,289,519	182,439,129
Royce Value Fund	1,658,648,894	(112,033,498)	155,586,964	267,620,462
Royce Value Plus Fund	2,344,904,890	(250,334,842)	210,421,568	460,756,410
Royce 100 Fund	379,821,499	(11,054,834)	37,051,150	48,105,984
Royce Discovery Fund	3,620,832	(433,511)	252,178	685,689
Royce Financial Services Fund	15,871,913	(1,631,834)	1,401,806	3,033,640
Royce Dividend Value Fund	283,739,597	(35,319,460)	8,095,311	43,414,771
Royce SMid-Cap Value Fund	12,990,983	(2,537,017)	91,729	2,628,746
Royce Focus Value Fund	8,664,602	(526,323)	599,827	1,126,150
Royce Partners Fund	1,801,400	(228,187)	77,714	305,901
Royce Mid-Cap Fund	6,042,130	(764,365)	189,813	954,178
Royce Special Equity Multi-Cap Fund	15,839,597	(1,438,488)	252,545	1,691,033
Royce European Smaller-Companies Fund	20,670,617	(2,957,396)	589,425	3,546,821
Royce Global Value Fund	568,018,500	(115,723,233)	8,126,393	123,849,626
Royce International Smaller-Companies Fund	22,771,118	(2,424,417)	1,061,319	3,485,736
Royce Global Dividend Value Fund	7,703,726	(1,494,594)	93,861	1,588,455
Royce International Micro-Cap Fund	7,021,119	(1,642,602)	64,008	1,706,610
Royce International Premier Fund	5,596,117	(1,149,411)	68,059	1,217,470
Royce Select Fund I	47,793,927	(1,402,397)	2,624,680	4,027,077
Royce Select Fund II	3,910,184	(514,263)	87,702	601,965
Royce Global Select Fund	25,323,163	(3,315,602)	1,158,228	4,473,830
Royce SMid-Cap Select Fund	1,029,349	(71,877)	14,929	86,806
Royce Opportunity Select Fund	2,089,482	(594,908)	69,280	664,188

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price (in the case of long positions) or at the lowest ask price (in the case of short positions). Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures approved by the Board of Trustees. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.

Level 3	–	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2011. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.
	Level 1	Level 2	Level 3	Total

Royce Pennsylvania Mutual Fund
Common stocks	$4,631,539,440	$153,894,832	$480,435	$4,785,914,707
Corporate bonds	–	315,603	–	315,603
Cash equivalents	56,319,532	325,797,000	–	382,116,532
Royce Micro-Cap Fund
Common stocks	763,977,085	298,798,521	1,707,139	1,064,482,745
Cash equivalents	27,991,246	72,970,000	–	100,961,246
Royce Premier Fund
Common stocks	4,882,472,353	489,939,051	–	5,372,411,404
Cash equivalents	119,777,550	755,458,000	–	875,235,550
Royce Low-Priced Stock Fund
Common stocks	2,563,107,532	903,963,366	4,413,219	3,471,484,117
Cash equivalents	80,187,932	241,868,000	–	322,055,932
Royce Total Return Fund
Common stocks	3,624,140,541	131,334,997	3,354,867	3,758,830,405
Preferred stocks	–	4,440,625	79,719	4,520,344
Corporate bonds	–	21,356,167	–	21,356,167
Cash equivalents	26,529,473	233,629,000	–	260,158,473
Royce Heritage Fund
Common stocks	169,012,098	63,831,006	302,015	233,145,119
Cash equivalents	1,872,833	8,507,000	–	10,379,833
Royce Opportunity Fund
Common stocks	1,359,309,014	741,101	–	1,360,050,115
Preferred stocks	2,018,209	–	–	2,018,209
Cash equivalents	86,763,589	72,453,000	–	159,216,589
Royce Special Equity Fund
Common stocks	1,915,821,706	25,978,562	–	1,941,800,268
Cash equivalents	9,171,203	178,123,000	–	187,294,203
Royce Value Fund
Common stocks	1,349,120,986	139,100,061	–	1,488,221,047
Cash equivalents	45,980,349	12,414,000	–	58,394,349
Royce Value Plus Fund
Common stocks	1,797,738,155	194,790,942	3,946,941	1,996,476,038
Cash equivalents	31,402,010	66,692,000	–	98,094,010
Royce 100 Fund
Common stocks	332,341,997	20,470,409	–	352,812,406
Cash equivalents	4,535,259	11,419,000	–	15,954,259
Royce Discovery Fund
Common stocks	2,983,958	24,363	–	3,008,321
Cash equivalents	–	179,000	–	179,000
Royce Financial Services Fund
Common stocks	10,140,538	3,672,049	4,021	13,816,608
Preferred stocks	–	–	471	471
Cash equivalents	–	423,000	–	423,000
Royce Dividend Value Fund
Common stocks	216,930,430	26,375,786	1,479,562	244,785,778
Preferred stocks	–	–	359	359
Cash equivalents	–	3,634,000	–	3,634,000
Royce SMid-Cap Value Fund
Common stocks	8,495,815	1,640,151	–	10,135,966
Cash equivalents	–	318,000	–	318,000
Royce Focus Value Fund
Common stocks	6,616,576	1,076,703	–	7,693,279
Cash equivalents	–	445,000	–	445,000
Royce Partners Fund
Common stocks	1,127,686	301,527	–	1,429,213
Cash equivalents	–	144,000	–	144,000
Royce Mid-Cap Fund
Common stocks	4,549,969	352,796	–	4,902,765
Cash equivalents	–	375,000	–	375,000
Royce Special Equity Multi-Cap Fund
Common stocks	14,189,109	–	–	14,189,109
Cash equivalents	–	212,000	–	212,000
Royce European Smaller-Companies Fund
Common stocks	–	17,200,687	139,534	17,340,221
Cash equivalents	–	373,000	–	373,000
Royce Global Value Fund
Common stocks	109,078,434	329,195,785	625,048	438,899,267
Cash equivalents	–	13,396,000	–	13,396,000
Royce International Smaller-Companies Fund
Common stocks	1,455,482	17,358,326	175,893	18,989,701
Cash equivalents	–	1,357,000	–	1,357,000
Royce Global Dividend Value Fund
Common stocks	1,462,808	4,504,722	29,602	5,997,132
Cash equivalents	–	212,000	–	212,000
Royce International Micro-Cap Fund
Common stocks	310,293	4,947,801	5,423	5,263,517
Cash equivalents	–	115,000	–	115,000
Royce International Premier Fund
Common stocks	280,344	4,166,362	–	4,446,706
Royce Select Fund I
Common stocks	36,550,517	1,806,013	–	38,356,530
Cash equivalents	–	8,035,000	–	8,035,000
Royce Select Fund II
Common stocks	1,980,463	1,182,635	–	3,163,098
Cash equivalents	–	332,000	–	332,000
Royce Global Select Fund
Common stocks	4,043,320	18,001,271	61,558	22,106,149
Cash equivalents	–	1,120,000	–	1,120,000
Royce SMid-Cap Select Fund
Common stocks	731,970	23,502	–	755,472
Cash equivalents	–	202,000	–	202,000
Royce Opportunity Select Fund
Common stocks	1,679,151	27,700	–	1,706,851
Cash equivalents	–	111,000	–	111,000

Short positions:
	Level 1	Level 2	Level 3	Total

Royce Select Fund II
Common stocks	$(99,177)	$–	$–	$(99,177)
Royce Global Select Fund
Common stocks	(1,218,588)	–	–	(1,218,588)
Royce Opportunity Select Fund
Common stocks	(323,277)	–	–	(323,277)

Level 3 Reconciliation:

						Realized and
	Balance as of					Unrealized	Balance as of
	12/31/10	Purchases	Transfers In	Transfers Out	Sales	Gain (Loss)	9/30/11

Royce Pennsylvania Mutual Fund
Common stocks	$–	$1,779,280	$–	$–	$–	$(1,298,845)	$480,435
Corporate bonds	315,928	–	–	315,928	–	–	–
Royce Micro-Cap Fund
Common stocks	478,044	949,941	–	478,044	–	757,198	1,707,139
Royce Low-Priced Stock Fund
Common stocks	–	–	10,941,360	–	–	(6,528,141)	4,413,219
Royce Total Return Fund
Common stocks	3,279,115	–	–	–	–	75,752	3,354,867
Preferred stocks	72,209	–	–	–	–	7,510	79,719
Corporate bonds	605,540	–	–	605,540	–	–	–
Royce Heritage Fund
Common stocks	25,052	–	686,770	–	–	(409,807)	302,015
Royce Value Plus Fund
Common stocks	–	4,639,360	–	–	–	(692,419)	3,946,941
Royce Financial Services Fund
Common stocks	13,589	–	–	–	15,979	6,411	4,021
Preferred stocks	427	–	–	–	–	44	471
Corporate bonds	7,140	–	–	7,140	–	–	–
Royce Dividend Value Fund
Common stocks	436,973	1,107,738	432,019	–	–	(497,168)	1,479,562
Preferred stocks	325	–	–	–	–	34	359
Royce European Smaller-Companies Fund
Common stocks	44,922	118,538	–	–	–	(23,926)	139,534
Royce Global Value Fund
Common stocks	–	–	1,549,635	–	–	(924,587)	625,048
Royce International Smaller-Companies Fund
Common stocks	102,097	62,024	94,387	–	–	(82,615)	175,893
Royce Global Dividend Value Fund
Common stocks	–	34,795	–	–	–	(5,193)	29,602
Royce International Micro-Cap Fund
Common stocks	–	12,663	–	–	–	(7,240)	5,423
Royce Global Select Fund
Common stocks	–	–	152,616	–	–	(91,058)	61,558

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Short Sales:

The Funds may sell securities they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

Securities Lending:

The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Transactions in Affiliated Companies:
An “Affiliated Company,” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2011:

		Market			Realized			Market
	Shares	Value	Cost of	Cost of	Gain	Dividend	Shares	Value
Affiliated Company	12/31/10	12/31/10	Purchases	Sales	(Loss)	Income	9/30/11	9/30/11
Royce Pennsylvania Mutual Fund
Almost Family[1]	607,582	$23,343,300	$625,174	$5,170,753	$(1,776,595)	$–
CRA International	574,643	13,509,857	1,016,026	627,770	6,185	–	592,143	$11,848,781
Ethan Allen Interiors	1,573,910	31,493,939	708,951	–	–	267,565	1,623,910	22,101,415
Harbinger Group[1]	1,009,600	6,249,424	–	–	–	–
Nutraceutical International	737,810	10,469,524	–	2,278,094	96,495	–	568,169	7,261,200
Obagi Medical Products	1,270,715	14,676,758	2,294,629	3,634,980	180,682	–	1,073,977	9,740,971
Pervasive Software	1,461,500	7,541,340	–	–	–	–	1,461,500	8,769,000
Preformed Line Products	329,506	19,284,339	–	1,704,343	726,087	174,653	291,088	13,331,830
Pulse Electronics	2,095,739	11,149,332	–	–	–	157,180	2,095,739	5,993,814
Rimage Corporation[1]	645,314	9,621,632	–	6,365,547	(1,298,328)	133,525
Rofin-Sinar Technologies	1,080,073	38,277,787	12,476,951	3,098,174	1,873,615	–	1,434,270	27,537,984
Stanley Furniture	912,235	2,837,051	–	–	–	–	912,235	2,691,093
U.S. Physical Therapy	898,675	17,811,738	–	233,100	116,213	214,482	883,675	16,365,661
UFP Technologies[1]			6,048,967	569,954	864	–
Weyco Group	590,500	14,461,345	–	–	–	283,440	590,500	13,168,150
Winnebago Industries	1,374,450	20,891,640	1,148,957	–	–	–	1,504,450	10,410,794
		241,619,006			(74,782)	1,230,845		149,220,693
Royce Micro-Cap Fund
CryptoLogic[1]	751,575	1,044,689	–	6,682,643	(5,438,197)	–
GP Strategies	1,123,840	11,508,122	1,107,857	–	–	–	1,204,140	12,029,358
Graham Corporation	590,654	11,813,080	2,061,708	286,218	105,267	37,053	686,449	11,422,511
Heritage-Crystal Clean[1]	847,033	8,453,390	–	7,599,796	6,127,342	–
Key Technology	444,814	7,566,286	32,399	–	–	–	446,814	5,187,511
Kirkland’s	632,675	8,876,430	5,669,275	–	–	–	1,095,560	10,046,285
LaCrosse Footwear	532,669	8,735,772	–	–	–	199,751	532,669	6,908,717
Legumex Walker			6,343,368	–	–	–	680,300	4,791,120
Lincoln Educational Services			17,110,464	–	–	441,314	1,277,827	10,337,621
PDI	1,015,694	10,705,415	–	–	–	–	1,015,694	6,805,150
TGC Industries	1,575,202	5,985,768	–	3,370,312	300,749	–	1,105,667	4,864,935
Universal Stainless & Alloy Products[1]	158,300	4,951,624	8,866,856	2,958,700	1,360,832	–
Voltamp Transformers	335,000	5,687,470	2,560,736	–	–	106,987	524,000	5,357,107
World Energy Solutions	709,900	2,001,918	179,239	–	–	–	747,900	2,236,221
		87,329,964			2,455,993	785,105		79,986,536
Royce Premier Fund
Cabot Microelectronics	2,136,191	88,545,117	–	–	–	–	2,136,191	73,463,608
Cal-Maine Foods	1,762,686	55,665,624	271,260	–	–	1,381,946	1,771,686	55,684,091
Cognex Corporation	2,957,717	87,016,034	2,981,347	–	–	777,556	3,052,717	82,759,158
Dionex Corporation[1]	1,354,500	159,844,545	–	53,432,946	106,805,385	–
Fairchild Semiconductor International			101,282,952	–	–	–	6,408,112	69,207,609
FEI Company			101,976,011	–	–	–	2,693,120	80,685,875
Lincoln Electric Holdings	2,512,497	163,990,679	1,479,755	–	–	2,336,622	5,074,994	147,225,576
MKS Instruments	2,941,910	72,047,376	–	–	–	1,323,860	2,941,910	63,868,866
Myriad Genetics			103,907,003	–	–	–	4,327,967	81,106,102
Nu Skin Enterprises Cl. A	3,431,500	103,837,190	22,023,403	–	–	1,750,795	4,181,500	169,434,380
ProAssurance Corporation	1,633,449	98,987,010	6,824,217	3,435,155	64,238	420,862	1,683,449	121,241,997
Sanderson Farms	2,074,791	81,228,067	2,453,666	–	–	1,439,112	2,130,191	101,184,073
Schnitzer Steel Industries Cl. A	2,108,038	139,952,643	–	–	–	107,510	2,108,038	77,575,798
Seabridge Gold	2,803,900	86,023,652	–	–	–	–	2,803,900	63,031,672
Semperit AG Holding	786,560	41,612,260	42,094,603	–	–	1,858,888	1,586,963	63,069,779
Silver Standard Resources	3,621,999	102,212,812	28,643,148	1,745,913	(579,840)	–	4,621,999	84,813,682
Simpson Manufacturing	3,387,886	104,719,556	–	–	–	1,185,760	3,387,886	84,459,998
Strayer Education	481,226	73,252,222	66,914,280	–	–	2,389,516	1,068,485	81,920,745
Thor Industries	4,314,757	146,529,148	2,899,206	–	–	1,540,740	4,407,057	97,616,313
Timberland Company (The) Cl. A1	3,032,279	74,563,741	4,679,860	91,023,081	45,546,693	–
Unit Corporation	2,939,974	136,649,991	–	2,379,804	239,265	–	2,896,073	106,923,015
Veeco Instruments			130,606,448	–	–	–	2,658,912	64,877,453
Woodward	3,841,024	144,268,862	1,972,390	–	–	810,115	3,906,024	107,025,058
		1,960,946,529			152,075,741	17,323,282		1,877,174,848
Royce Low-Priced Stock Fund
Castle (A.M.) & Co.	1,799,667	33,131,870	–	–	–	–	1,799,667	19,688,357
Corinthian Colleges	5,739,200	29,901,232	–	–	–	–	5,739,200	8,953,152
Cross Country Healthcare	2,328,100	19,719,007	2,429,279	–	–	–	2,692,607	11,255,097
Globe Specialty Metals			74,501,026	–	–	–	4,060,280	58,955,266
Houston Wire & Cable	1,591,200	21,385,728	–	–	–	421,668	1,591,200	18,282,888
Imperial Sugar	763,740	10,211,204	2,968,224	–	–	53,606	1,092,476	7,035,545
Integral Systems[1]	1,306,726	12,949,655	–	12,006,658	(1,037,233)	–
Kennedy-Wilson Holdings	2,894,994	28,920,990	–	38,690	4,241	231,460	2,891,499	30,649,889
Korn/Ferry International	1,754,663	40,550,262	20,856,790	–	–	–	2,836,963	34,582,579
KVH Industries	1,100,200	13,147,390	–	–	–	–	1,100,200	8,702,582
Neutral Tandem	1,496,500	21,609,460	2,513,989	–	–	–	1,681,614	16,278,024
Novatel Wireless	2,292,176	21,890,281	2,143,640	1,375,245	(796,670)	–	2,592,176	7,828,372
NutriSystem	991,816	20,857,891	13,666,010	1,926,611	(511,293)	1,028,487	1,875,690	22,714,606
PC-Tel	1,195,592	7,173,552	–	772,397	(140,736)	–	1,095,592	6,737,891
Pretium Resources	4,500,000	28,919,843	4,152,501	552,308	710,048	–	4,837,000	46,066,667
Sigma Designs	2,007,658	28,448,514	–	–	–	–	2,007,658	15,740,039
Tesco Corporation	3,263,005	51,816,519	4,161,220	1,194,078	(319,819)	–	3,475,005	40,310,058
Total Energy Services	1,966,700	27,968,559	–	–	–	201,541	1,966,700	22,690,526
TrueBlue	2,115,491	38,057,683	14,711,461	–	–	–	3,212,691	36,399,789
Universal Technical Institute	1,080,679	23,796,552	11,416,704	–	–	–	1,730,679	23,519,928
WaterFurnace Renewable Energy	849,500	21,162,742	2,081,338	–	–	476,570	958,400	16,938,227
Xyratex	1,752,837	28,588,772	411,109	–	–	88,972	1,779,446	16,495,464
		530,207,706			(2,091,462)	2,502,304		469,824,946
Royce Total Return Fund
Bancorp Rhode Island[1]	261,300	7,601,217	–	8,524,416	3,021,832	49,647
Barry (R.G.)	1,048,496	11,659,276	–	–	–	220,184	1,048,496	11,114,058
Cato Corporation (The) Cl. A	1,477,815	40,506,909	–	–	–	953,191	1,477,815	33,339,507
Chase Corporation	773,974	12,615,776	–	–	–	–	773,974	8,320,220
Colony Financial	1,432,749	28,683,635	11,604,979	–	–	1,704,641	2,072,230	26,773,212
DDi Corporation	474,200	5,576,592	6,097,194	–	–	283,462	1,091,412	7,901,823
Mueller (Paul) Company	116,700	1,983,900	–	–	–	–	116,700	1,661,808
Peapack-Gladstone Financial	463,145	6,044,042	130,124	–	–	69,972	473,145	4,769,302
Starrett (L.S.) Company (The) Cl. A	529,400	6,183,392	–	–	–	148,232	529,400	5,717,520
Village Super Market Cl. A	517,280	17,070,240	5,651,694	10,230	31	199,716	712,674	17,061,416
		137,924,979			3,021,863	3,629,045		116,658,866
Royce Opportunity Fund
BTU International	627,955	5,645,315	782,112	51,666	(18,047)	–	700,141	3,108,626
Cambrex Corporation	1,601,354	8,279,000	200,516	181,750	6,450	–	1,607,054	8,099,552
ClearOne Communications	684,326	2,477,260	–	620,321	550,237	–	534,320	2,650,227
Comstock Homebuilding Cl. A	1,229,265	1,425,947	84,737	–	–	–	1,290,590	1,213,155
Cost Plus	1,080,038	10,476,369	3,634,217	1,271,653	353,757	–	1,352,073	8,518,060
dELiA*s	2,002,784	3,484,844	115,464	1,927,094	(1,393,524)	–	1,721,284	2,272,095
DGT Holdings[1]	1,581,912	1,123,158	–	491,660	(248,896)	–
Diana Containerships[1]			2,690,071	41,147	885	5,536
Dixie Group	773,044	2,775,228	204,985	–	–	–	819,019	2,604,480
Evans & Sutherland Computer	766,730	567,380	–	288,055	(284,208)	–	739,730	73,973
Gerber Scientific[1]	1,306,100	10,279,007	172,769	7,488,945	6,815,559	–
Interphase Corporation	373,600	672,480	33,664	155,705	4,179	–	350,100	1,449,414
Lydall	905,463	7,288,977	86,019	11,057	145	–	914,463	8,138,721
MarineMax	1,219,450	11,401,858	1,463,720	22,340	1,584	–	1,402,050	9,071,264
Material Sciences	1,006,950	6,434,410	28,422	2,301,289	562,389	–	612,460	3,962,616
Media General Cl. A1	1,111,610	6,425,106	378,402	1,741,066	(1,229,861)	–
Network Equipment Technologies	1,838,489	8,512,204	307,369	–	–	–	1,952,468	3,787,788
Planar Systems	1,418,133	2,892,991	354,223	–	–	–	1,554,792	3,109,584
SigmaTron International	329,572	2,109,261	87,405	–	–	–	340,972	1,128,617
Spire Corporation	264,684	1,379,004	917,490	–	–	–	497,217	745,825
Tollgrade Communications[1]	651,988	6,050,449	–	5,739,461	833,774	–
TRC Companies	1,772,880	6,205,080	–	718,540	20,943	–	1,672,780	5,035,068
		105,905,328			5,975,366	5,536		64,969,065
Royce Special Equity Fund
Ampco-Pittsburgh	791,700	22,207,185	4,827,675	–	–	492,713	979,650	20,033,843
Arden Group Cl. A	132,001	10,890,083	3,722,128	–	–	123,141	177,903	14,143,288
Atrion Corporation	147,030	26,386,004	2,557,348	–	–	211,210	162,004	33,598,010
Baker (Michael)[1]	593,014	18,442,736	2,475,556	24,817,156	(10,782,328)	–
Bowl America Cl. A	331,339	4,141,737	142,493	–	–	160,742	342,575	4,340,425
Clearwater Paper	658,500	51,560,550	18,757,594	–	–	–	1,840,500	62,540,190
Computer Services	778,977	19,708,118	2,452,131	–	–	293,225	870,004	23,925,110
CSS Industries	793,100	16,345,791	4,812,310	1,409,810	28,029	391,282	974,100	16,247,988
Dorman Products	1,347,037	48,816,621	1,553,704	–	–	–	1,393,700	46,103,596
Foster (L.B.) Company Cl. A	814,111	33,329,704	4,032,043	–	–	66,132	926,600	20,598,318
Frisch’s Restaurants	505,100	11,273,832	–	–	–	232,346	505,100	9,798,940
Hawkins	440,600	19,562,640	16,196,455	–	–	462,027	871,300	27,742,192
Hooker Furniture[1]	1,070,000	15,119,100	21,168	12,405,080	(2,887,032)	229,550
Hurco Companies[1]	347,100	8,208,915	–	3,579,251	1,930,433	–
Insteel Industries[1]	1,048,733	13,098,675	–	10,818,899	2,077,571	51,654
Mesa Laboratories	309,648	9,289,440	110,679	–	–	111,473	312,807	11,648,933
Met-Pro Corporation[1]	835,704	9,869,664	864,894	3,249,278	(368,903)	176,475
Movado Group[1]	1,297,900	20,948,106	2,222,938	5,527,390	(966,829)	116,515
National Presto Industries	575,500	74,820,755	2,439,455	–	–	4,761,240	598,800	52,041,708
Park Electrochemical	1,442,000	43,260,000	11,476,735	–	–	491,768	1,817,500	38,839,975
Psychemedics Corporation[1]	517,800	4,235,604	–	3,975,966	546,764	136,703
Rimage Corporation	301,500	4,495,365	5,027,332	–	–	121,060	645,000	8,159,250
Standex International	632,800	18,927,048	2,424,526	–	–	120,774	715,278	22,266,604
Stepan Company	510,492	38,935,225	11,425,395	–	–	490,486	674,700	45,326,346
Universal Electronics	749,437	21,261,528	5,646,439	1,705,161	(642,399)	–	906,495	14,857,453
Utah Medical Products	272,768	7,274,722	1,247,045	–	–	213,067	320,129	8,435,399
Versant Corporation[1]	184,168	2,175,024	–	2,694,163	(464,366)	–
		574,584,172			(11,529,060)	9,453,583		480,647,568
Royce Value Plus Fund
Avid Technology[1]	2,612,672	45,617,253	–	14,171,431	547,980	–
Bancorp (The)[1]	1,317,170	13,395,619	1,237,500	776,250	195,038	–
Berkshire Hills Bancorp	1,088,300	24,051,430	–	–	–	522,384	1,088,300	20,100,901
Caliper Life Sciences[1]	2,765,500	17,533,270	–	11,800,066	16,087,691	–
Casual Male Retail Group	3,858,734	18,290,399	–	1,052,800	69,335	–	3,578,734	13,456,040
Celadon Group	1,818,600	26,897,094	–	461,271	118,814	35,572	1,778,600	15,793,968
Cerus Corporation	2,884,500	7,095,870	–	–	–	–	2,884,500	6,115,140
Cosi	4,975,812	6,070,491	–	–	–	–	4,975,812	3,582,585
Digi International	1,236,800	13,728,480	2,790,388	–	–	–	1,504,600	16,550,600
FARO Technologies[1]	1,104,800	36,281,632	1,767,314	11,617,001	11,322,729	–
GSI Group[1]	1,622,075	17,161,553	–	711,329	707,459	–
Liquidity Services[1]	1,520,723	21,366,158	2,138,115	9,403,738	11,735,569	–
Mercury Computer Systems	2,113,749	38,850,706	3,536,441	276,664	130,605	–	2,298,749	26,435,613
NutriSystem[1]	1,483,874	31,205,870	–	38,917,446	(18,147,135)	–
Oplink Communications	920,000	16,992,400	22,698,016	8,421,334	(64,415)	–	1,507,012	22,816,161
Supertex[1]	882,053	21,328,042	–	27,323,484	(7,942,066)	–
TradeStation Group[1]	2,190,000	14,782,500	–	26,705,576	(5,534,980)	–
		370,648,767			9,226,624	557,956		124,851,008
[1]Not an Affiliated Company at September 30, 2011.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By:

/s/Charles M. Royce
Charles M. Royce
President, The Royce Fund
Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/Charles M. Royce
Charles M. Royce
President, The Royce Fund
Date: November 23, 2011

By:

/s/John D. Diederich
John D. Diederich
Treasurer, The Royce Fund
Date: November 23, 2011